As filed with the Securities and Exchange Commission on October 20, 2003

Registration No. 333-108288

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. 2	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Exact name of Registrant as Specified in Charter:

Ivy Funds, Inc.
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Registrant’s Telephone Number: (913) 236-2000

Name and Address of Agent for Service:
Kristen A. Richards
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Copies to:

Kathleen L. Prudhomme Dorsey & Whitney LLP 50 South Sixth Street, Suite 1500 Minneapolis, MN 55402	Robert R. Leveille Bell, Boyd & Lloyd LLC Three First National Plaza, Suite 3300 Chicago, IL 60602

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

ADVANTUS BOND FUND, INC.

ADVANTUS CORNERSTONE FUND, INC.
ADVANTUS ENTERPRISE FUND, INC.
ADVANTUS HORIZON FUND, INC.
ADVANTUS INDEX 500 FUND, INC.
ADVANTUS INTERNATIONAL BALANCED FUND, INC.
ADVANTUS MONEY MARKET FUND, INC.
ADVANTUS MORTGAGE SECURITIES FUND, INC.
ADVANTUS REAL ESTATE SECURITIES FUND, INC.
ADVANTUS SPECTRUM FUND, INC.
ADVANTUS VENTURE FUND, INC.

October 20, 2003

Dear Shareholder:

      On November 26, 2003, a special meeting of the shareholders of the mutual funds listed above (each, an “Advantus Fund”) will be held at the offices of Advantus Capital Management, Inc. (“Advantus Capital”) in order to vote on the following important proposal:

Shareholders of each Advantus Fund are being asked to approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) that provides for the reorganization of their Fund into a mutual fund managed by Waddell & Reed Ivy Investment Company (each, an “Ivy Fund”), in most cases with substantially similar investment objectives and strategies. If the Reorganization Plan is approved, the assets of each Advantus Fund will be acquired by a corresponding Ivy Fund in exchange for newly issued Ivy Fund shares. These Ivy Fund shares then will be distributed to shareholders of the Advantus Fund, and the Advantus Fund will be liquidated.

      This proposal has been thoroughly reviewed by the Advantus Funds’ Board of Directors, whose role is to protect the interests of shareholders. The Advantus Funds’ Boards of Directors believe that the proposal is in the best interest of each Advantus Fund and its shareholders and unanimously recommends that you vote FOR the proposal.

      Whether or not you plan to attend the meeting, please fill out, sign and return your proxy card in the envelope provided so that your vote may be counted. If you are a shareholder of more than one Advantus Fund, you will receive more than one voting proxy card and will need to vote your shares of each Fund. Please read the entire proxy statement/prospectus carefully before you vote.

      Thank you for your prompt attention and participation.

Sincerely,

Dianne M. Orbison
President

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
Summary
Comparison of Fund Expenses
Comparison of Fund Investment Objectives, Strategies and Risks
Comparison of Fund Performance
Comparison of Operations
Information About the Reorganizations
Capitalization
Shareholder Rights
INFORMATION ABOUT THE IVY FUNDS AND THE ADVANTUS FUNDS
Ivy Funds
Advantus Funds
VOTING INFORMATION
General Information
Voting Rights and Required Vote
Record Date and Outstanding Shares
Security Ownership of Certain Beneficial Owners and Management
Other Business
Shareholder Proposals
Board Recommendations
APPENDIX A — FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN AN ADVANTUS FUND AND IVY FUNDS, INC.
APPENDIX B — FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN AN ADVANTUS FUND AND IVY FUNDS
APPENDIX C — MANAGER’S DISCUSSION
APPENDIX D — IVY FUNDS SUPPLEMENT TO PROSPECTUS FOR NEWLY FORMED FUNDS
STATEMENT OF ADDITIONAL INFORMATION
I. Additional Information About the Ivy Funds and the Advantus Funds
II. Financial Information
III. Pro Forma Financial Statements
PART C
Item 15. Indemnification.
Item 16. Exhibits.
Item 17. Undertakings.
SIGNATURES
EX-14(a) Consent of Deloitte & Touche LLP
EX-14(b) Consent of KPMG LLP
EX-17(i) Additional Information Supplement
EX-17(j) Additional Information Supplement
EX-17(u) Prospectus Supplement
EX-17(aa) Advantus Equity Funds Annual Report

QUESTIONS AND ANSWERS

      The following is important information to help you understand the proposal on which you are being asked to vote. Please read the entire proxy statement/prospectus.

      What am I being asked to vote on at the upcoming special shareholders meetings to be held on November 26, 2003?

      Shareholders of each Advantus Fund are being asked to approve the reorganization of their Advantus Fund into an Ivy Fund with similar investment objectives and strategies. Your Board of Directors has determined that the reorganization of each Advantus Fund is in the best interests of the shareholders of that Fund and recommends that you vote for the reorganization of your Advantus Fund. As explained below, the reorganizations are expected to be tax free.

      Why is the reorganization being proposed?

      In April 2003, Advantus Capital and its affiliates made a strategic business decision to exit the non-real estate equity management business and, in connection with that decision, entered into a Strategic Alliance Agreement and related Purchase Agreement with Waddell & Reed Financial, Inc. (“W&R”), a leading U.S. mutual fund firm, and certain companies affiliated with W&R, including Waddell & Reed Ivy Investment Co. (“WRIICO”). Under these agreements, Advantus Capital agreed to sell to WRIICO its assets related to the Advantus Funds. In order to integrate the Advantus Funds into the family of investment companies managed by WRIICO and its affiliates, Advantus Capital has recommended to the Advantus Funds’ Board of Directors that each Advantus Fund be merged into a mutual fund in either Ivy Funds (a Massachusetts business trust, hereinafter referred to as “Ivy Trust”) or Ivy Funds, Inc. (a Maryland corporation, hereinafter referred to as “Ivy Corporation”). Ivy Trust and Ivy Corporation are investment companies managed by WRIICO. Each Advantus Fund will be merged into an existing mutual fund in Ivy Corporation with generally similar investment objectives and strategies, or, where there is no similar fund, into a newly formed mutual fund in Ivy Trust.

      How do the investment objectives and strategies of the Advantus Funds compare to those of the Ivy Funds?

      Three of the Advantus Funds — Advantus Cornerstone Fund, Advantus Horizon Fund and Advantus Spectrum Fund — have been managed by WRIICO since May 1, 2003 using investment strategies that are substantially identical to those used by WRIICO in managing the Ivy Funds into which they will be reorganized. As a result, each of these Advantus Funds has investment objectives that are substantially similar and investment strategies that are substantially identical to those of its corresponding Ivy Fund.

      Advantus Bond Fund, Advantus Mortgage Securities Fund and Advantus Real Estate Securities Fund will be reorganized into new series of Ivy Trust that have been created for purposes of the reorganization, and Advantus Capital will act as the sub-adviser for these newly formed series. Advantus International Balanced Fund and Advantus Venture Fund also will be reorganized into newly formed series of Ivy Trust, and the current sub-advisers for these Advantus Funds will act as sub-advisers for the respective newly formed series. As a result, the investment objectives and strategies of Advantus Bond Fund, Advantus Mortgage Securities Fund, Advantus Real Estate Securities Fund, Advantus International Balanced Fund and Advantus Venture Fund will be substantially identical to those of their corresponding Ivy Funds.

      Advantus Enterprise Fund is currently managed by a sub-adviser. The Ivy Fund into which it will be reorganized is managed by WRIICO. Similarly, Advantus Money Market Fund and Advantus Index 500 Fund are currently managed by Advantus Capital and will be reorganized into Ivy Funds managed by WRIICO. Although the investment objectives and strategies of Advantus Enterprise Fund are similar to those of the Ivy Fund into which it will be reorganized, and the investment objectives and strategies of Advantus Money Market Fund and its corresponding Ivy Fund are substantially similar, there are some differences, which are discussed in the attached proxy statement/prospectus. The differences are greater in the case of Advantus Index 500 Fund and its corresponding Ivy Fund, Ivy Core Equity Fund (see below).

      Please see “Proposal One — Comparison of Fund Investment Objectives, Strategies and Risks,” beginning on page 15 of the attached proxy statement/prospectus for a detailed description of the investment objectives and strategies of the Advantus Funds and the Ivy Funds.

      How do the investment objectives and strategies of the Advantus Index 500 Fund compare to those of the Ivy Core Equity Fund?

      Each Fund invests primarily in common stocks of large companies. The Advantus Index 500 Fund, however, uses a passive investment approach that seeks to duplicate the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”). The Ivy Core Equity Fund is an actively managed portfolio that invests primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Ivy Core Equity Fund is not limited to stocks included in the S&P 500 and does not try to replicate the performance of the S&P 500.

      What are the advantages of the reorganization for Advantus Fund shareholders?

      The reorganizations will allow you to continue your investment in a fund with a similar investment objective and similar investment strategies (except in the case of the reorganization of the Advantus Index 500 Fund into Ivy Core Equity Fund) while at the same time giving you the opportunity to become part of a growing and competitive retail fund family. You will be part of a larger family of retail mutual funds, which will provide you with enhanced exchange privileges. Although the expense ratios for Class A shares of the Ivy Funds are generally somewhat higher than for the Class A shares of the Advantus Funds after fee waivers and expense reimbursements, the expense structures of the Ivy Funds are competitive and within industry norms. In addition, absent non-contractual expense waivers and reimbursements by the Advantus Funds’ investment adviser and distributor, which can be discontinued at any time, expense ratios of the Advantus Funds are generally higher than those of the Ivy Funds. In addition, Class B and Class C Advantus Fund shareholders will receive Class A Ivy Fund shares in the reorganizations. Class A Ivy Fund shares have significantly lower expenses than Class B and Class C shares of the corresponding Advantus Fund due to their lower Rule 12b-1 fees (.25% for Class A Ivy Fund shares, compared to 1.00% for Class B and Class C Advantus Fund shares). Also, there will be greater and broader distribution opportunities for the combined funds, increasing the likelihood that the funds will grow and net expenses will decline over time. Finally, the performance of each currently existing Ivy Fund is similar to that of its corresponding Advantus Funds. (The newly formed Ivy Funds have no performance history.)

      When would the reorganization take place for my Advantus Fund?

      If approved by shareholders, the reorganization for each Advantus Fund is expected to occur on or about December 8, 2003.

      What class of Ivy Fund shares would I receive in the reorganization?

      You will receive Class A Ivy Fund shares, regardless of whether you hold Class A, Class B or Class C shares of your Advantus Fund. The initial sales charge that usually applies to purchases of Class A Ivy Fund shares will not apply to Class A Ivy Fund shares that you receive in connection with the reorganization. In addition, you will not be subject to a contingent deferred sales charge (“CDSC”) if you redeem these shares, even if you previously held Class B Advantus Fund shares that were subject to a CDSC. An initial sales charge will apply to any purchases of Class A Ivy Fund shares that you make after the reorganization.

      Is there anything I need to do to convert my shares?

      No. On the closing date of the reorganization, your Advantus Fund shares automatically will be exchanged for shares of the corresponding Ivy Fund. The total value of the Ivy Fund shares that you receive in the reorganization will be the same as the total value of the Advantus Fund shares you hold immediately before the reorganization.

      Can I redeem my Advantus Fund shares before the reorganization takes place?

      Yes. You can redeem your Advantus Fund shares at any time before the reorganization takes place. In addition, as discussed below, the reorganization is not expected to result in the recognition of gain or loss to shareholders for federal income tax purposes. If the reorganization occurs, you will be free to redeem the shares of the Ivy Fund that you receive in the transaction at their current net asset value.

      Who will pay the costs of the reorganization?

      These expenses will be borne by Advantus Capital — not by shareholders of the Advantus Funds.

      Will I incur taxes as a result of the reorganization?

      This reorganization is expected to be a tax-free event. Shareholders are not expected to incur capital gains or losses on the conversion from Advantus Fund shares into Ivy Fund shares as a result of the reorganization. Furthermore, the cost basis on each investment will remain the same.

      Shareholders will incur capital gains or losses if they sell their Advantus Fund shares before the reorganization becomes effective or sell/exchange their Ivy Fund shares after the reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly or periodic distributions that occur prior to the reorganization. The Advantus Funds will be required to distribute any realized capital gains to shareholders prior to the reorganization, and these distributions generally will be taxable to shareholders. Please note that retirement accounts are exempt from the foregoing tax consequences.

      Has the Board of Directors of the Advantus Funds approved the proposal?

      Yes. The Advantus Funds’ Board recommends that you vote for the proposal.

      When should I vote?

      Please vote as soon as possible. You can vote by mail, by placing a toll-free telephone call to 1-888-221-0697, or by logging onto the Internet and going to http://www.proxyweb.com. Complete instructions on how to vote by telephone or the Internet are enclosed.

ADVANTUS BOND FUND, INC.

ADVANTUS CORNERSTONE FUND, INC.
ADVANTUS ENTERPRISE FUND, INC.
ADVANTUS HORIZON FUND, INC.
ADVANTUS INDEX 500 FUND, INC.
ADVANTUS INTERNATIONAL BALANCED FUND, INC.
ADVANTUS MONEY MARKET FUND, INC.
ADVANTUS MORTGAGE SECURITIES FUND, INC.
ADVANTUS REAL ESTATE SECURITIES FUND, INC.
ADVANTUS SPECTRUM FUND, INC.
ADVANTUS VENTURE FUND, INC.

400 ROBERT STREET NORTH

ST. PAUL, MINNESOTA 55101

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON NOVEMBER 26, 2003

       Notice is hereby given that a Special Meeting of Shareholders of the Advantus Funds listed above (each an “Advantus Fund” and collectively, the “Advantus Funds”), will be held at the offices of Advantus Capital Management, Inc., 400 Robert Street North, St. Paul, Minnesota 55101, on November 26, 2003 at 10:00 a.m. Central time, for the purposes of considering the proposal set forth below.

For shareholders of each Advantus Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all assets of that Advantus Fund to a mutual fund in either Ivy Funds (a Massachusetts business trust) or Ivy Funds, Inc. (a Maryland corporation), in exchange for shares of that fund and the assumption by that fund of all of the applicable Advantus Fund’s liabilities. The shares so received will be distributed to shareholders of the applicable Advantus Fund, which will be terminated or dissolved as soon as practicable thereafter.

      Shareholders of record of each Advantus Fund as of the close of business on September 30, 2003 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting.

      To secure the largest possible representation, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. You may also vote by telephone or the Internet. You may revoke your proxy at any time at or before the meeting or vote in person if you attend the meeting.

By Order of the Board of Directors

/s/ MICHAEL J. RADMER

Michael J. Radmer
Secretary

Dated: October 20, 2003

PROXY STATEMENT/PROSPECTUS

Dated October 20, 2003

RELATING TO THE ACQUISITION OF

ADVANTUS BOND FUND, INC.

ADVANTUS CORNERSTONE FUND, INC.
ADVANTUS ENTERPRISE FUND, INC.
ADVANTUS HORIZON FUND, INC.
ADVANTUS INDEX 500 FUND, INC.
ADVANTUS INTERNATIONAL BALANCED FUND, INC.
ADVANTUS MONEY MARKET FUND, INC.
ADVANTUS MORTGAGE SECURITIES FUND, INC.
ADVANTUS REAL ESTATE SECURITIES FUND, INC.
ADVANTUS SPECTRUM FUND, INC.
ADVANTUS VENTURE FUND, INC.

400 Robert Street North

St. Paul, Minnesota 55101-2098
1-800-665-6005

BY AND IN EXCHANGE FOR SHARES OF

IVY BOND FUND, A SERIES OF IVY FUNDS

IVY VALUE FUND, A SERIES OF IVY FUNDS
IVY SMALL CAP GROWTH FUND, A SERIES OF IVY FUNDS, INC.
IVY LARGE CAP GROWTH FUND, A SERIES OF IVY FUNDS, INC.
IVY CORE EQUITY FUND, A SERIES OF IVY FUNDS, INC.
IVY INTERNATIONAL BALANCED FUND, A SERIES OF IVY FUNDS
IVY MONEY MARKET FUND, A SERIES OF IVY FUNDS, INC.
IVY MORTGAGE SECURITIES FUND, A SERIES OF IVY FUNDS
IVY REAL ESTATE SECURITIES FUND, A SERIES OF IVY FUNDS
IVY BALANCED FUND, A SERIES OF IVY FUNDS
IVY SMALL CAP VALUE FUND, A SERIES OF IVY FUNDS

6300 Lamar Avenue

Shawnee Mission, Kansas 66201-9217
800-777-6472

      This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Advantus Bond Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus Horizon Fund, Inc., Advantus Index 500 Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Real Estate Securities Fund, Inc., Advantus Spectrum Fund, Inc. and Advantus Venture Fund, Inc. (each an “Advantus Fund” and collectively the “Advantus Funds”) for the joint Special Meeting of Shareholders to be held on November 26, 2003 at 10:00 a.m. Central time, at the offices of Advantus Capital Management, Inc. (“Advantus Capital”), 400 Robert Street North, St. Paul, Minnesota 55101.

      Shareholders of each Advantus Fund, voting separately, will be asked to consider and approve an Agreement and Plan of Reorganization (the “Reorganization Plan”), pursuant to which all of the assets and liabilities of that Advantus Fund would be acquired by a mutual fund that is a series of either Ivy Funds (a Massachusetts business trust, hereinafter referred to as “Ivy Trust”) or Ivy Funds, Inc. (a Maryland corporation, hereinafter referred to as “Ivy Corporation”) with similar investment objectives and strategies (each an “Ivy Fund” and collectively the “Ivy Funds”) in return for shares of that Ivy Fund.

      Each Advantus Fund is an open-end management investment company. Each Ivy Fund is a series of an open-end management investment company.

      THE BOARD OF DIRECTORS OF EACH ADVANTUS FUND UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION RELATING TO THAT FUND.

      This Proxy Statement/Prospectus sets forth concisely the information that you should know before voting on the proposal and should be retained for future reference. Additional information is set forth in the Statement of Additional Information dated October 20, 2003, relating to this Proxy Statement/Prospectus, which is incorporated herein by reference. A copy of the Statement of Additional Information has been filed with the Securities and Exchange Commission (“SEC”) and is available upon request and without charge by calling or writing the Ivy Funds at the address and telephone number shown above.

      The following documents, which include more information about the Advantus Funds and the Ivy Funds, also are incorporated by reference into this Proxy Statement/Prospectus. These documents have been filed with the SEC and are available without charge by writing or calling the Advantus Funds or Ivy Funds at the address and telephone numbers shown above:

•	Ivy Funds Prospectus dated July 1, 2003, as supplemented July 7, July 15, July 25 and August 4, 2003 (SEC File Nos. 33-45961 and 811-6569; 2-17613 and 811-01028). A copy of the Ivy Funds Prospectus accompanies this Proxy Statement/Prospectus.

•	Advantus Fixed Income and Blended Funds Prospectus dated January 31, 2003, as supplemented April 24, June 18, August 8, August 20 and September 15, 2003 (SEC File Nos. 33-12046 and 811-5026; 33-80756 and 811-8590; 2-94172 and 811-04141; 2-94173 and 811-4140; 2-94175 and 811-4143).

•	Advantus Equity Funds Prospectus dated November 29, 2002, as supplemented February 3, April 24, June 18, August 8, August 20 and September 15, 2003 (SEC File Nos. 33-80752 and 811-8586; 33-80754 and 811-08588; 2-94174 and 811-04142; 333-12285 and 811-07815; 333-68669 and 811-09139; 333-12283 and 811-07817).

•	Advantus Fixed Income and Blended Funds Annual Report for the fiscal year ended September 30, 2002, filed with the Securities and Exchange Commission on December 3, 2002 (SEC File Nos. 811-5026; 811- 8590; 811-04141; 811-4140; and 811-4143).

•	Advantus Fixed Income and Blended Funds Semi-Annual Report for the period ended March 31, 2003, filed with the Securities and Exchange Commission on May 28, 2003 (SEC File Nos. 811-5026; 811-8590; 811-04141; 811-4140; and 811-4143).

•	Advantus Equity Funds Annual Report for the fiscal year ended July 31, 2003, filed with the Securities and Exchange Commission on September 29, 2003 (SEC File Nos. 811-8586; 811-08588; 811-04142; 811-07815; 811-09139; 811-07817).

      This Proxy Statement/Prospectus, the Notice of Special Meetings and proxy card(s) are expected to be sent to shareholders beginning on or about October 22, 2003.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	1
Summary	1
Comparison of Fund Expenses	2
Comparison of Fund Investment Objectives, Strategies and Risks	15
Comparison of Fund Performance	30
Comparison of Operations	37
Information About the Reorganizations	45
Capitalization	49
Shareholder Rights	50
INFORMATION ABOUT THE IVY FUNDS AND THE ADVANTUS FUNDS	55
Ivy Funds	55
Advantus Funds	55
VOTING INFORMATION	56
General Information	56
Voting Rights and Required Vote	56
Record Date and Outstanding Shares	57
Security Ownership of Certain Beneficial Owners and Management	57
Other Business	60
Shareholder Proposals	60
Board Recommendations	60
APPENDIX A — FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN AN ADVANTUS FUND AND IVY FUNDS, INC.	A-1
APPENDIX B — FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN AN ADVANTUS FUND AND IVY FUNDS	B-1
APPENDIX C — IVY FUNDS MANAGER’S DISCUSSIONS	C-1
APPENDIX D — IVY FUNDS PROSPECTUS FOR NEWLY FORMED FUNDS	D-1

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APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in, or incorporated by reference into, this Proxy Statement/Prospectus, and the Forms of Agreement and Plan of Reorganization, which are attached to this Proxy Statement/Prospectus as Appendix A and Appendix B.

About the Proposed Reorganization

      The Board of Directors of each Advantus Fund has voted to recommend approval of that Fund’s Reorganization Plan to shareholders. The following chart shows the Ivy Fund into which each Advantus Fund will be reorganized if shareholders of that Advantus Fund approve the Reorganization.

Advantus Fund	Ivy Fund

Advantus Bond Fund, Inc.	Ivy Bond Fund, a series of Ivy Trust*
Advantus Cornerstone Fund, Inc.	Ivy Value Fund, a series of Ivy Trust*
Advantus Enterprise Fund, Inc.	Ivy Small Cap Growth Fund, a series of Ivy Corporation
Advantus Horizon Fund, Inc.	Ivy Large Cap Growth Fund, a series of Ivy Corporation
Advantus Index 500 Fund, Inc.	Ivy Core Equity Fund, a series of Ivy Corporation
Advantus International Balanced Fund, Inc.	Ivy International Balanced Fund, a series of Ivy Trust*
Advantus Money Market Fund, Inc.	Ivy Money Market Fund, a series of Ivy Corporation
Advantus Mortgage Securities Fund, Inc.	Ivy Mortgage Securities Fund, a series of Ivy Trust*
Advantus Real Estate Securities Fund, Inc.	Ivy Real Estate Securities Fund, a series of Ivy Trust*
Advantus Spectrum Fund, Inc.	Ivy Balanced Fund, a series of Ivy Trust*
Advantus Venture Fund, Inc.	Ivy Small Cap Value Fund, a series of Ivy Trust*

*	A newly formed Ivy Fund that will not have any assets prior to the Reorganization.

      Each Reorganization Plan provides that the applicable Advantus Fund will transfer all of its assets and liabilities to the corresponding Ivy Fund. In exchange for the transfer of these assets and liabilities, the Ivy Fund will issue Class A shares to the Advantus Fund in an amount equal in value to the aggregate net assets of the Advantus Fund. These asset transfers and share issuances (the “Reorganizations”) are expected to occur on or about December 8, 2003 (the “Closing Date”), based on the value of each Advantus Fund’s assets as of the close of the regular trading session on the New York Stock Exchange (normally, 3:00 p.m. Central time) on the business day immediately prior to the Closing Date (the “Effective Time”). As soon as practicable after the transfer of all of an Advantus Fund’s assets and liabilities, that Advantus Fund will make a liquidating distribution to its shareholders of the Class A Ivy Fund shares that it received, so that a holder of shares in an Advantus Fund at the Effective Time of the Reorganization will receive a number of Class A shares of the corresponding Ivy Fund with the same aggregate value as the shareholder had in the Advantus Fund at the Effective Time. On the Closing Date, shareholders of each Advantus Fund will become Class A shareholders of the corresponding Ivy Fund. Each Advantus Fund will be terminated as soon as practicable after the Closing Date. The closing of each Reorganization (each a “Closing”) is contingent upon the approval of the Reorganization Plan by the shareholders of the applicable Advantus Fund, the receipt of an opinion of tax counsel to the effect that

1

the Reorganization will be tax-free for federal income tax purposes to the Advantus Fund, its shareholders and the Ivy Fund, and certain other conditions.

      The Advantus Funds currently have Class A, Class B and Class C shares outstanding, except that Advantus Real Estate Securities Fund has only Class A and Class B shares and Advantus Money Market Fund has a single class of shares. The shareholders of each of these classes of shares will receive Class A Ivy Fund shares in the Reorganization. On July 25, 2003, all sales of Class B and Class C shares in the Advantus Funds were suspended, except for sales occurring in connection with the reinvestment of dividends and capital gains distributions, if any, and exchanges of Class B and Class C shares of an Advantus Fund for Class B and Class C shares, respectively, of another Advantus Fund.

      Shareholders of each Advantus Fund will vote separately on the Reorganization of their Fund, with each Reorganization separate and distinct from the other. The Reorganization of each Advantus Fund is not contingent upon the Reorganization of any other Advantus Fund.

      The Reorganization of each Fund is intended to qualify as a tax-free reorganization for federal income tax purposes. If it so qualifies, neither the Advantus Fund nor the Advantus Fund shareholders will recognize any gain or loss. The tax basis of the Ivy Fund shares received by Advantus Fund shareholders will be the same as the tax basis of their shares in the Advantus Fund.

The Advantus Funds and the Ivy Funds

      Each of the Advantus Funds is an open-end management investment company organized as a separate Minnesota corporation. Ivy Trust is organized as a Massachusetts business trust and Ivy Corporation is organized as a Maryland corporation. Ivy Trust and Ivy Corporation are both open-end management investment companies consisting of various investment portfolios or series, each of which is a separate mutual fund. The Ivy Funds are series of either Ivy Trust or Ivy Corporation.

      The investment objectives and strategies of each Advantus Fund are similar to those of its corresponding Ivy Fund (except in the case of the Advantus Index 500 Fund and its corresponding Ivy Fund, Ivy Core Equity Fund). Both the Advantus Funds and the Ivy Funds offer multiple classes of shares. However, as noted above, holders of Class A, Class B and Class C Advantus Fund shares will receive Class A Ivy Fund shares in the Reorganization. Class A shares of both the Advantus Funds and the Ivy Funds are offered with a front-end sales charge and are subject to Rule 12b-1 fees equal, on an annual basis, to .25% of average net assets attributable to those shares. Class B shares of the Advantus Funds were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if sold within six years from the date of purchase. Class C Advantus Fund shares were sold without any sales charges. Both Class B and Class C shares of the Advantus Fund are subject to Rule 12b-1 fees equal, on an annual basis, to 1.00% of average net assets attributable to those shares.

Comparison of Fund Expenses

      The Advantus Funds and the Ivy Funds, like all mutual funds, incur certain expenses in their operations and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration, and other activities. The following tables (a) compare the fees and expenses for the Class A, Class B and Class C shares of each Advantus Fund and for the Class A shares of its corresponding Ivy Fund and (b) show the estimated fees and expenses for the Class A shares of the Ivy Funds on a pro forma basis after giving effect to the Reorganization. Fees and expenses are shown as of March 31, 2003 for all Funds other than the newly formed Ivy Funds. “Other expenses” for each newly formed Ivy Fund are based on expenses of the corresponding Advantus Fund as of March 31, 2003, restated to reflect new contractual arrangements.

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								Ivy Bond
								Fund
	Ivy Bond	Advantus Bond Fund						Class A
	Fund							Estimated
	Class A(1)	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	4.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.53%	0.60%		0.60%		0.60%		0.53%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.67%	1.05	% (6)	1.05	% (6)	1.05	% (6)	0.67%
Total Annual Operating Expenses	1.45%	1.90%		2.65%		2.65%		1.45%
Contractual Expense Waiver(7)	0.30%	—		—		—		0.30%
Net Annual Operating Expenses	1.15%	1.90%		2.65%		2.65%		1.15%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Funds accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.30% of the average net assets of Advantus Bond Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.15% for Class A shares and 1.90% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

(7)	WRIICO has contractually agreed to reimburse the 12b-1 fees applicable to Class A shares and sufficient transfer agency fees to cap the expenses for Ivy Bond Fund Class A shares at 1.15% through December 31, 2004.

3

								Ivy Value
								Fund
	Ivy Value	Advantus Cornerstone Fund						Class A
	Fund							Estimated
	Class A(1)	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.70%	0.70%		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.37%	0.50	% (6)	0.50	% (6)	0.50	% (6)	0.37%
Total Annual Operating Expenses	1.32%	1.45%		2.20%		2.20%		1.32%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.29% of the average net assets of Advantus Cornerstone Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.24% for Class A shares and 1.99% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

4

								Ivy Small
	Ivy Small							Cap Growth
	Cap Growth	Advantus Enterprise Fund						Fund Class A
	Fund							Estimated
	Class A	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (1)	none	(1)	5.00%		none		none (1)
Redemption/Exchange Fee	none (2)	none	(2,3)	none	(2,3)	none	(2,3)	none (2)
Low Balance Fee	none	$10.00	(4)	$10.00	(4)	$10.00	(4)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.85%	0.70%		0.70%		0.70%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.44%	0.87	% (5)	0.87	% (5)	0.87	% (5)	0.37%
Total Annual Operating Expenses	1.54%	1.82%		2.57%		2.57%		1.47%

(1)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(2)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(3)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(4)	Applies to certain accounts with balances below $2,000.

(5)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.53% of the average net assets of Advantus Enterprise Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.48% for Class A shares and 2.23% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

5

									Ivy Large Cap
	Ivy								Growth Fund
	Large Cap		Advantus Horizon Fund						Class A
	Growth Fund								Estimated
	Class A		Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%		5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none	(1)	none	(1)	5.00%		none		none	(1)
Redemption/Exchange Fee	none	(2)	none	(2,3)	none	(2,3)	none	(2,3)	none	(2)
Low Balance Fee	none		$10.00	(4)	$10.00	(4)	$10.00	(4)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.70	%(5)	0.70%		0.70%		0.70%		0.70	%(5)
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		1.00%		1.00%		0.25%
Other Expenses	0.71%		1.40	% (6)	1.40	% (6)	1.40	% (6)	0.75%
Total Annual Operating Expenses	1.66%		2.35%		3.10%		3.10%		1.70%

(1)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(2)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(3)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(4)	Applies to certain accounts with balances below $2,000.

(5)	WRIICO has voluntarily agreed to waive its investment management fee on any day if the Fund’s net assets are less than $25 million, subject to WRIICO’s right to change or terminate this waiver.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.30% of the average net assets of Advantus Horizon Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.25% for Class A shares and 2.00% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

6

								Ivy Core
								Equity Fund
	Ivy Core	Advantus Index 500 Fund						Class A
	Equity Fund							Estimated
	Class A	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (1)	none	(1)	5.00%		none		none (1)
Redemption/Exchange Fee	none (2)	none	(2,3)	none	(2,3)	none	(2,3)	none (2)
Low Balance Fee	none	$10.00	(4)	$10.00	(4)	$10.00	(4)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.70%	0.34%		0.34%		0.34%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.37%	1.03	% (5)	1.03	% (5)	1.03	% (5)	0.47%
Total Annual Operating Expenses	1.32%	1.62%		2.37%		2.37%		1.42%

(1)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(2)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(3)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(4)	Applies to certain accounts with balances below $2,000.

(5)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.26% of the average net assets of Advantus Index 500 Fund. After such absorption, the ratio of total operating expenses to average net assets is 0.85% for Class A shares and 1.60% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

7

									Ivy
									International
	Ivy								Balanced Fund
	International		Advantus International Balanced Fund						Class A
	Balanced Fund								Estimated
	Class A(1)		Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%		5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none	(2)	none	(2)	5.00%		none		none	(2)
Redemption/Exchange Fee	2.00	%(3)	2.00	% (3,4)	2.00	% (3,4)	2.00	% (3,4)	2.00	%(3)
Low Balance Fee	none		$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		1.00%		1.00%		0.25%
Other Expenses	0.46%		0.76	% (6)	0.76	% (6)	0.76	% (6)	0.46%
Total Annual Operating Expenses	1.41%		1.71%		2.46%		2.46%		1.41%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Redemptions of Advantus Fund shares within 60 days of purchase are subject to a short-term redemption fee equal to 2.00% of redemption proceeds, which is retained by the Advantus Fund. Redemptions or exchanges of Ivy Fund shares within 30 days of purchase are subject to a 2.00% redemption/exchange fee. Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.72% of the average net assets of Advantus International Balanced Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.67% for Class A shares and 2.42% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

8

					Ivy Money
					Market Fund
	Ivy Money				Class A
	Market Fund		Advantus Money		Estimated
	Class A		Market Fund		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	none		none		none
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none		none		none
Redemption/Exchange Fee	none	(1)	none	(1,2)	none	(1)
Low Balance Fee	none		$10.00	(3)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.40	%(4)	0.50%		0.40	%(4)
Distribution and/or Service (12b-1) Fees	none		0.25	%(5)	none
Other Expenses	0.51%		0.77	%(5)	0.52%
Total Annual Operating Expenses	0.91%		1.52%		0.92%

(1)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(2)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(3)	Applies to certain accounts with balances below $2,000.

(4)	WRIICO has voluntarily agreed to waive its management fee on any day if the Ivy Money Market Fund’s net assets are less than $25 million, subject to WRIICO’s right to change or terminate this waiver.

(5)	Securian Financial Services, Inc., Advantus Money Market Fund’s underwriter, is voluntarily waiving all of the Rule 12b-1 fees. Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.35% of the average net assets of Advantus Money Market Fund. After such waiver and absorption, the ratio of total operating expenses to average net assets is 0.85%. Securian Financial Services and Advantus Capital reserve the right to discontinue such waiver or absorption, respectively, at any time in their sole discretion.

9

								Ivy Mortgage
								Securities Fund
	Ivy Mortgage	Advantus Mortgage Securities Fund						Class A
	Securities Fund							Estimated
	Class A(1)	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	4.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.50%	0.48%		0.48%		0.48%		0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.35%	0.42	% (6)	0.42	% (6)	0.42	% (6)	0.35%
Total Annual Operating Expenses	1.10%	1.15%		1.90%		1.90%		1.10%
Contractual Expense Waiver(7)	0.15%	—		—		—		0.15%
Net Annual Operating Expenses	0.95%	1.15%		1.90%		1.90%		0.95%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.25% of the average net assets of Advantus Mortgage Securities Fund. After such absorption, the ratio of total operating expenses to average net assets is 0.975% for Class A shares and 1.725% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

(7)	WRIICO has contractually agreed to reimburse sufficient 12b-1 fees applicable to Class A shares to cap the expenses for Ivy Mortgage Securities Fund Class A shares at 0.95% through December 31, 2004.

10

						Ivy Real Estate
		Advantus Real Estate				Securities Fund
	Ivy Real Estate	Securities Fund				Class A
	Securities Fund					Estimated
	Class A(1)	Class A		Class B		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.90%	0.75%		0.75%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		0.25%
Other Expenses	0.31%	0.52%		0.52%		0.31%
Total Annual Operating Expenses	1.46%	1.52%		2.27%		1.46%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

11

								Ivy
	Ivy							Balanced Fund
	Balanced	Advantus Spectrum Fund						Class A
	Fund							Estimated
	Class A(1)	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.70%	0.50%		0.50%		0.50%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.56%	0.74	% (6)	0.74	% (6)	0.74	% (6)	0.56%
Total Annual Operating Expenses	1.51%	1.49%		2.24%		2.24%		1.51%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

(6)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.57% of the average net assets of Advantus Spectrum Fund. After such absorption, the ratio of total operating expenses to average net assets is 1.32% for Class A shares and 2.07% for Class B and Class C shares. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

12

								Ivy
								Small Cap
	Ivy							Value Fund
	Small Cap	Advantus Venture Fund						Class A
	Value Fund							Estimated
	Class A(1)	Class A		Class B		Class C		Combined

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a percentage of offering price)	5.75%	5.50%		none		none		5.75%
Maximum Deferred Sales Charge (as a percentage of sales proceeds)	none (2)	none	(2)	5.00%		none		none (2)
Redemption/Exchange Fee	none (3)	none	(3,4)	none	(3,4)	none	(3,4)	none (3)
Low Balance Fee	none	$10.00	(5)	$10.00	(5)	$10.00	(5)	none
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.85%	0.70%		0.70%		0.70%		0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%		1.00%		1.00%		0.25%
Other Expenses	0.34%	0.40%		0.40%		0.40%		0.34%
Total Annual Operating Expenses	1.44%	1.35%		2.10%		2.10%		1.44%

(1)	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization.

(2)	A 1% contingent deferred sales charge may be imposed on Advantus Fund Class A share purchases of $1 million or more and on Ivy Fund Class A share purchases of $2 million or more that are redeemed within 12 months of purchase.

(3)	Advantus Fund accounts are charged a $15 fee and Ivy Fund accounts are charged a $10 fee for redemptions via Federal Funds wire.

(4)	There is no fee on the first 12 exchanges each year. Thereafter, a fee of $7.50 is imposed on each additional exchange.

(5)	Applies to certain accounts with balances below $2,000.

Examples

      The following examples help you compare the cost of investing in each Advantus Fund or Ivy Fund currently with the cost of investing in the Ivy Fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. It uses the same assumptions that other funds use in their prospectuses:

•	$10,000 initial investment

•	5% return for each year

•	each Fund’s operating expenses remain the same for each period

•	redemption after the end of each period

•	reinvestment of all dividends and distributions

13

Your actual costs may be higher or lower, so these examples should be used for comparison only. Based on these assumptions, your costs at the end of each time period would be:

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Bond Fund Class A	$685	$973	$1,289	$2,184
Advantus Bond Fund Class A	634	1,020	1,430	2,572
Advantus Bond Fund Class B	768	1,173	1,555	2,717
Advantus Bond Fund Class C	268	823	1,405	2,802
Ivy Bond Fund Class A, Pro Forma Combined	685	973	1,289	2,184

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Value Fund Class A	$702	$969	$1,257	$2,226
Advantus Cornerstone Fund Class A	689	983	1,299	2,190
Advantus Cornerstone Fund Class B	723	1,038	1,330	2,255
Advantus Cornerstone Fund Class C	223	688	1,180	2,344
Ivy Value Fund Class A, Pro Forma Combined	702	969	1,257	2,074

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Small Cap Growth Fund Class A	$722	$1,030	$1,361	$2,291
Advantus Enterprise Fund Class A	725	1,091	1,481	2,570
Advantus Enterprise Fund Class B	760	1,149	1,515	2,636
Advantus Enterprise Fund Class C	260	799	1,365	2,722
Ivy Small Cap Growth Fund Class A, Pro Forma Combined	715	1,010	1,326	2,218

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Large Cap Growth Fund Class A	$734	$1,068	$1,425	$2,427
Advantus Horizon Fund Class A	775	1,243	1,736	3,088
Advantus Horizon Fund Class B	813	1,307	1,775	3,156
Advantus Horizon Fund Class C	313	957	1,625	3,237
Ivy Large Cap Growth Fund Class A, Pro Forma Combined	738	1,080	1,445	2,468

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Core Equity Fund Class A	$701	$966	$1,251	$2,060
Advantus Index 500 Fund Class A	706	1,033	1,383	2,366
Advantus Index 500 Fund Class B	740	1,089	1,415	2,432
Advantus Index 500 Fund Class C	240	739	1,265	2,520
Ivy Core Equity Fund Class A, Pro Forma Combined	711	995	1,301	2,165

Fund	1 Year	3 Years	5 Years	10 Years

Ivy International Balanced Fund Class A	$710	$996	$1,302	$2,169
Advantus International Balanced Fund Class A	714	1,059	1,427	2,458
Advantus International Balanced Fund Class B	749	1,117	1,461	2,525
Advantus International Balanced Fund Class C	249	767	1,311	2,611
Ivy International Balanced Fund Class A, Pro Forma Combined	710	996	1,302	2,169

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Fund	1 Year	3 Years	5 Years	10 Years

Ivy Money Market Fund Class A	$93	$290	$504	$1,120
Advantus Money Market Fund	155	480	829	1,813
Ivy Money Market Fund Class A, Pro Forma Combined	94	293	509	1,131

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Mortgage Securities Fund Class A	$666	$887	$1,130	$1,824
Advantus Mortgage Securities Fund Class A	562	799	1,054	1,784
Advantus Mortgage Securities Fund Class B	693	947	1,176	1,934
Advantus Mortgage Securities Fund Class C	193	597	1,026	2,026
Ivy Mortgage Securities Fund Class A, Pro Forma Combined	666	887	1,130	1,824

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Real Estate Securities Fund Class A	$715	$1,010	$1,327	$2,221
Advantus Real Estate Securities Fund Class A	696	1,004	1,333	2,263
Advantus Real Estate Securities Fund Class B	731	1,062	1,367	2,329
Ivy Real Estate Securities Fund Class A, Pro Forma Combined	715	1,010	1,327	2,221

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Balanced Fund Class A	$720	$1,025	$1,351	$2,273
Advantus Spectrum Fund Class A	693	995	1,318	2,232
Advantus Spectrum Fund Class B	727	1,050	1,350	2,297
Advantus Spectrum Fund Class C	227	700	1,200	2,386
Ivy Balanced Fund Class A, Pro Forma Combined	720	1,025	1,351	2,273

Fund	1 Year	3 Years	5 Years	10 Years

Ivy Small Cap Value Fund Class A	$713	$1,004	$1,317	$2,200
Advantus Venture Fund Class A	680	954	1,249	2,085
Advantus Venture Fund Class B	713	1,008	1,279	2,150
Advantus Venture Fund Class C	213	658	1,129	2,240
Ivy Small Cap Value Fund Class A, Pro Forma Combined	713	1,004	1,317	2,200

Comparison of Fund Investment Objectives, Strategies and Risks

      This section will help you compare the investment objectives, strategies and risks of each Advantus Fund with its corresponding Ivy Fund. The investment objective of each Advantus Fund is fundamental and may not be changed without shareholder approval. The investment objectives of the Ivy Funds may be changed by the Board of Directors or Trustees of those Funds, without the approval of shareholders.

      Advantus Cornerstone Fund, Advantus Horizon Fund and Advantus Spectrum Fund have been managed by WRIICO since May 1, 2003 using investment strategies that are substantially identical to those used by WRIICO in managing the corresponding Ivy Funds into which these Advantus Funds will be reorganized.

      Advantus Bond Fund, Advantus Mortgage Securities Fund and Advantus Real Estate Securities Fund will be reorganized into new series of Ivy Trust that have been created for purposes of the reorganization, and Advantus Capital will act as the sub-adviser for these newly formed series. Advantus International Balanced Fund and Advantus Venture Fund also will be reorganized into newly formed series of Ivy Trust, and the current sub-advisers for these Advantus Funds will act as sub-advisers for the respective newly

15

formed series. As a result, the investment objectives and strategies of Advantus Bond Fund, Advantus Mortgage Securities Fund, Advantus Real Estate Securities Fund, Advantus International Balanced Fund and Advantus Venture Fund will be substantially identical to those of their corresponding Ivy Funds.

      Advantus Enterprise Fund is currently managed by a sub-adviser. The Ivy Fund into which it will be reorganized is managed by WRIICO. Similarly, Advantus Money Market Fund and Advantus Index 500 Fund are currently managed by Advantus Capital and will be reorganized into Ivy Funds managed by WRIICO. Although the investment objectives and strategies of Advantus Enterprise Fund are similar to those of the Ivy Fund into which it will be reorganized, and the investment objectives and strategies of Advantus Money Market Fund and its corresponding Ivy Fund are substantially similar, there are some differences, which are discussed below. The differences are greater in the case of Advantus Index 500 Fund and its corresponding Ivy Fund, Ivy Core Equity Fund. The Advantus Index 500 Fund uses a passive investment approach that seeks to duplicate the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”). The Ivy Core Equity Fund is an actively managed portfolio that invests primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Ivy Fund is not limited to stocks included in the S&P 500 and does not try to replicate the performance of the S&P 500.

      Please be aware that only a brief discussion appears below. More complete information may be found in the Advantus Funds’ and Ivy Funds’ prospectuses and statements of additional information.

Advantus Bond Fund/Ivy Bond Fund

     Investment Objectives

•	Advantus Bond Fund and Ivy Bond Fund: A high level of current income consistent with prudent investment risk.

     Investment Strategies

      Advantus Capital is the investment adviser of Advantus Bond Fund and will act as the sub-adviser for Ivy Bond Fund following the Reorganization. As a result, the investment strategies used by the Ivy Fund will be the same as those used by the Advantus Fund. Each Fund invests in a variety of investment-grade debt securities. These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, asset-backed securities and other debt obligations of U.S. banks or savings and loan associations.

      The Funds may invest in long-term, intermediate-term and short-term debt securities. Each Fund expects that under normal circumstances the effective duration of its portfolio will range from four to seven years. In selecting debt securities and their maturities for the Funds, Advantus Capital engages in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

      When Advantus Capital believes that a temporary defensive position is desirable, each Fund may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, a Fund may not achieve its investment objective.

     Investment Risks

      Because the investment strategies of Advantus Bond Fund and Ivy Bond Fund are the same, each Fund is subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Call Risk — the risk that securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities generally with lower interest rates.

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•	Credit Risk — the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security or obligation when due.

•	Extension Risk — the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

•	Income Risk — the risk that the Fund may experience a decline in its income due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Prepayment Risk — the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

Advantus Cornerstone Fund/Ivy Value Fund

Investment Objectives

•	Advantus Cornerstone Fund: Growth of capital.

•	Ivy Value Fund: Long-term capital appreciation.

Investment Strategies

      Advantus Cornerstone Fund is currently managed by WRIICO using the same investment strategies that WRIICO will use to manage Ivy Value Fund. Each Fund seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Funds seek to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Funds typically invest in large-cap companies, they may invest in securities of any size company.

      WRIICO utilizes both fundamental research and quantitative analysis to identify securities for the Funds. The Funds will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Funds may also invest in growth stocks that are, in WRIICO’s opinion, temporarily undervalued.

      WRIICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIICO considers numerous factors in its analysis of issuers and stocks, including the following:

•	intrinsic value of the company not reflected in stock price

•	historical earnings growth

•	future expected earnings growth

•	company’s position in its respective industry

•	industry conditions

•	competitive strategy

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•	management capabilities

•	free cash flow potential

      Each Fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIICO’s expectations.

      When WRIICO believes that a temporary defensive position is desirable, each Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, a Fund may not achieve its investment objective.

Investment Risks

      An investment in Advantus Cornerstone Fund or Ivy Value Fund may result in the loss of money, and may also be subject to various risks, including the following main types of risk:

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

•	Large Company Risk — the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Value Stock Risk — the risk that the value of a security believed by the Fund’s investment adviser to be undervalued may never reach what the adviser believes is its full value, or that the security’s value may decrease.

      Although the Funds typically invest in large-cap companies, they may invest in companies of any size. Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

Advantus Enterprise Fund/Ivy Small Cap Growth Fund

Investment Objective

•	Advantus Enterprise Fund: Long-term accumulation of capital.

•	Ivy Small Cap Growth Fund: Growth of capital.

Investment Strategies

      Advantus Enterprise Fund: The Fund primarily invests in various types of equity securities of small capitalization companies (i.e., companies with a market capitalization within the range of capitalizations of companies in the Russell 2000 Growth Index) at the time of purchase. Under normal circumstances, the Fund will invest at least 65% of its total assets (exclusive of collateral received in connection with securities lending) in equity securities of small capitalization U.S. companies. The Fund primarily invests in common stocks but may also invest in preferred stocks and securities convertible into equity securities. In selecting equity securities, the Fund’s investment sub-adviser employs a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-volume growth rate.

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      In selecting equity securities of growth companies for the Fund, the Fund’s investment sub-adviser looks for:

•	companies still in the developmental stage;

•	older companies that appear to be entering a new stage of growth; and

•	companies providing products or services with a high unit-volume growth rate.

      The Fund may also invest in emerging-growth companies, which are small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging-growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

      The Fund is required to invest only 65% of its total assets in equity securities of small capitalization companies and may invest in companies of any size once this 65% policy is met. In addition, some companies may outgrow the definition of a small company after the Fund has purchased their securities. As a result, the Fund’s average market capitalization may sometimes exceed the market capitalization of the largest company in the Russell 2000 Growth Index.

      In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. When investing for temporary defensive purposes, the Fund may not always achieve its investment objective.

      Ivy Small Cap Growth Fund: Ivy Small Cap Growth Fund also invests primarily in small capitalization companies, although it uses a different index than Advantus Enterprise Fund for determining whether a stock is issued by a small capitalization company. The Fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category (“small cap stocks”). The Fund emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. The Fund will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. The Advantus Enterprise Fund is required to invest only 65% of its total assets in such securities. Ivy Small Cap Growth Fund’s investments may include stocks of foreign companies or foreign government securities. Although the Advantus Enterprise Fund may invest in such securities, it does not do so as a principal investment strategy.

      In selecting companies, WRIICO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIICO may look at a number of factors regarding a company, such as:

•	aggressive or creative management;

•	technological or specialized expertise;

•	new or unique products or services;

•	entry into new or emerging industries; or

•	growth in earnings/growth in sales.

      Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities. For example, WRIICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

      When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. The Fund may also invest in more established companies, those with longer

19

operating histories than many small cap companies. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Enterprise Fund and Ivy Small Cap Growth Fund are similar, each Fund generally is subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Growth Stock Risk — the risk that if the assessment by the Fund’s investment adviser or sub-adviser of a company’s prospective earnings growth or judgment of how other investors assess the company’s earnings growth is wrong, then the value of the company’s securities may decrease or not approach the value that the Fund’s investment adviser or sub-adviser has placed on it.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Small Company Risk — the risk that equity securities of small companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

      Ivy Small Cap Growth Fund is also subject to the following type of principal risk:

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

Advantus Horizon Fund/Ivy Large Cap Growth Fund

Investment Objectives

•	Advantus Horizon Fund: Long-term growth of capital through investment in equity securities.

•	Ivy Large Cap Growth Fund: Appreciation of your investment.

Investment Strategies

      Advantus Horizon Fund and Ivy Large Cap Growth Fund are managed by WRIICO using the same investment strategies. Each Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and foreign companies that WRIICO believes have appreciation possibilities. Growth stocks are those whose earnings WRIICO believes are likely to grow faster than the economy. Although WRIICO anticipates the majority of the Funds’ investments to be in large to medium sized companies, each Fund may invest in companies of any size. Ivy Large Cap Growth Fund will, under normal market conditions, invest at least 80% of its net assets in large cap growth securities.

      The Funds invest primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. Each Fund may invest up to 25% of its total assets in foreign securities.

      WRIICO attempts to select securities with appreciation possibilities by looking at many factors. These include:

•	the company’s market position, product line, technological position and prospects for increased earnings

20

•	the management capability of the company being considered

•	the short-term and long-term outlook for the industry being analyzed

•	changes in economic and political conditions

      WRIICO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIICO anticipates a development that might have an effect on the value of a security.

      In general, WRIICO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

      At times, as a temporary defensive measure, each Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. The Funds may also use options and futures contracts for defensive purposes. By taking a temporary defensive position, a Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Horizon Fund and Ivy Large Cap Growth Fund are the same, each Fund is subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

•	Growth Stock Risk — the risk that if the Fund’s investment adviser’s assessment of a company’s prospective earnings growth or judgment of how other investors assess the company’s earnings growth is wrong, then the value of the company’s securities may decrease or not approach the value that the Fund’s investment adviser placed on it.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Mid Size Company Risk — the risk that medium sized companies may be more vulnerable to adverse developments than large companies. These companies are more likely to have limited financial resources and inexperienced management. Stocks of these companies may experience volatile trading and price fluctuations.

•	Sector Risk — the risk that the Fund’s performance may be adversely affected by the mix of securities in the Fund’s portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy.

Advantus Index 500 Fund/Ivy Core Equity Fund

Investment Objectives

•	Advantus Index 500 Fund: Seeks investment results that correspond generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”).

•	Ivy Core Equity Fund: Seeks to provide capital growth and income.

21

Investment Strategies

      Advantus Index 500 Fund. Under normal conditions, the Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in the common stocks included in the S&P 500. (Investments covered by this 80% policy may also include S&P 500 stock index futures contracts or S&P 500 depositary receipts.) Under normal conditions, the Fund invests in all of the common stocks included in the S&P 500. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 500, and due to changing economic or market conditions, may invest in less than all of the common stocks included in the S&P 500. Advantus Capital uses a computer program to confirm the Fund’s S&P 500 replication and to round off security weightings.

      Ivy Core Equity Fund. Ivy Core Equity Fund does not attempt to replicate the performance of an index, but instead is an actively managed Fund. The Fund is not limited to investing in common stocks included in the S&P 500, and may invest in common stocks of foreign companies.

      Ivy Core Equity Fund seeks to achieve its goals by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that have the potential for capital appreciation, or that WRIICO expects to resist market decline, and that are well known, have been consistently profitable and have dominant market positions in their industries. The Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. Although the Fund typically invests in large companies, it may invest in securities of any size company.

      WRIICO attempts to select securities with growth and income possibilities by looking at many factors including a company’s:

•	profitability record;

•	history of improving sales and profits;

•	management;

•	leadership position in its industry;

•	stock price value; and

•	dividend payment history.

      Generally, in determining whether to sell a security, WRIICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

      When WRIICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade) including commercial paper, short-term U.S. Government securities and/or preferred stocks. By taking a temporary defensive position the Fund may not achieve its investment objectives.

Investment Risks

      Because both Advantus Index 500 Fund and Ivy Core Equity Fund invest primarily in common stocks of large companies, they are subject to many of the same risks. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Company Risk — risks related to the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

22

      Because Advantus S&P 500 Fund attempts to replicate the performance of an index, it is subject to the following additional risks to which Ivy Core Equity Fund is not subject:

•	Risks of Indexing Strategy — because Advantus S&P 500 Fund uses an indexing strategy, it does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

•	S&P Performance Risk — the risk that the Fund’s ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500, the amount and timing of cash flows into and out of the Fund, commissions, sales charges (if any) and other expenses.

      Ivy Core Equity Fund is subject to the following additional risks to which Advantus S&P 500 Fund is not subject:

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

Advantus International Balanced Fund/Ivy International Balanced Fund

Investment Objectives

•	Advantus International Balanced Fund and Ivy International Balanced Fund: A high level of total return.

Investment Strategies

      Templeton Investment Counsel, LLC (“Templeton”), acts as the sub-adviser for Advantus International Balanced Fund, and will act as the sub-adviser for Ivy International Balanced Fund following the Reorganization. As a result, the investment strategies used by the Ivy Fund will be the same as those used by the Advantus Fund.

      Each Fund invests in equity and debt securities issued by large and small international companies and governmental agencies. Normally each Fund invests approximately 50% to 70% of its assets in international equity securities and approximately 30% to 50% of its assets in international investment-grade debt securities. Under normal circumstances, each Fund will maintain investments in at least three foreign countries.

      The Funds invest primarily in securities of companies or governments in developed foreign markets. However, each Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets and up to 10% of its total assets in debt securities of companies or governments located in such markets.

      In selecting equity securities, Templeton does a company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the current market price of a company’s securities relative to its view regarding the company’s long-term earnings potential. A company’s historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

      Templeton has entered into an agreement with its affiliate, Franklin Advisers, Inc. (“FAV”) pursuant to which FAV provides investment advice and generally conducts the investment management program for fixed income investments of the Advantus Fund, and Templeton and FAV will enter into a similar arrangement with respect to the Ivy Fund. In selecting debt securities, FAV evaluates current, as well as expected future trends in, interest rates and general economic conditions. FAV then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances.

23

      In an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, a Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus International Balanced Fund and Ivy International Balanced Fund are the same, each Fund is generally subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Credit Risk — the risk that an issuer of a debt security or fixed income obligation will not make payments on the security when due.

•	Currency Risk — the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities.

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

•	Income Risk — the risk that the Fund’s income may decrease due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

Advantus Money Market Fund/Ivy Money Market Fund

Investment Objectives

•	Advantus Money Market Fund: A high level of current income to the extent consistent with preservation of capital and maintenance of liquidity.

•	Ivy Money Market Fund: Maximum current income consistent with stability of principal.

Investment Strategies

      Each Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. The securities in which each Fund invest will be rated in one of the two highest categories by a nationally recognized statistical rating organization or, if unrated, will be of comparable quality as determined by the Fund’s investment adviser. Each Fund maintains an average weighted maturity of 90 days or less and invests only in securities with a remaining maturity of not more than 397 calendar days. Each Fund seeks to maintain a net asset value of $1.00 per share.

Investment Risks

      Because the investment strategies of Advantus Money Market Fund and Ivy Money Market Fund are substantially similar, each Fund is generally subject to the same types of risk. An investment in either Fund may be subject to various risks including the following principal risks:

•	Credit Risk — the risk that an issuer of debt securities or other fixed income obligations will not make payments on the securities when due.

24

•	Income Risk — the risk that the Fund’s income may decrease due to falling interest rates.

•	Inflation Risk — the risk that inflation will erode the purchasing power of the value of securities held by the Fund or the Fund’s dividends.

•	Interest Rate Risk — the risk that the value of a fixed income obligation will decline due to changes in market interest rates.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

      An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

Advantus Mortgage Securities Fund/Ivy Mortgage Securities Fund

Investment Objectives

•	Advantus Mortgage Securities Fund and Ivy Mortgage Securities Fund: A high level of current income consistent with prudent investment risk.

Investment Strategies

      Advantus Capital is the investment adviser of Advantus Mortgage Securities Fund and will act as the sub-adviser for Ivy Mortgage Securities Fund following the Reorganization. As a result, the investment strategies used by the Ivy Fund will be the same as those used by the Advantus Fund.

      Each Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. These mortgage-related securities include investment-grade securities representing interests in pools of mortgage loans and a variety of other mortgage-related securities including collateralized mortgage obligations and stripped mortgage-backed securities.

      In selecting securities, Advantus Capital considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. Each Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

      In an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. When investing for temporary defensive purposes, a Fund may not always achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Mortgage Securities Fund and Ivy Mortgage Securities Fund are the same, each Fund is generally subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Call Risk — the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

•	Concentration Risk — the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not

25

concentrate its investments in a single industry. Each Fund concentrates its investments in the mortgage and mortgage-finance industry.

•	Credit Risk — the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.

•	Extension Risk — the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

•	Income Risk — the risk that the Fund may experience a decline in its income due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a mortgage-backed security or other fixed income obligation will increase or decrease due to changes in market interest rates.

•	Liquidity Risk — the risk that mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Prepayment Risk — the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

Advantus Real Estate Securities Fund/Ivy Real Estate Securities Fund

Investment Objectives

•	Advantus Real Estate Securities Fund and Ivy Real Estate Securities Fund: Total return through a combination of capital appreciation and current income.

Investment Strategies

      Advantus Capital is the investment adviser of Advantus Real Estate Securities Fund and will act as the sub-adviser for Ivy Real Estate Securities Fund following the Reorganization. As a result, the investment strategies used by the Ivy Fund will be the same as those used by the Advantus Fund.

      Each Fund invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in real estate securities and real estate-related securities. “Real estate securities” include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Most of each Fund’s real estate securities portfolio will consist of securities issued by real estate investment trusts (“REITs”) that are listed on a securities exchange or traded over-the-counter. “Real estate-related securities” include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

      Each Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. Advantus Capital assesses an investment’s potential for sustainable earnings growth over time. In selecting securities, Advantus Capital considers factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position.

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      In an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. When investing for temporary defensive purposes, a Fund may not always achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Real Estate Securities Fund and Ivy Real Estate Securities Fund are the same, each Fund is generally subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Concentration Risk — the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. Each Fund concentrates its investments in the real estate and real estate related industry.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Real Estate Risk — the risk that the value of the Fund’s investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

•	REIT Related Risk — the risk that the value of the Fund’s securities issued by REITs will be adversely affected by changes in the value of the underlying property.

Advantus Spectrum Fund/Ivy Balanced Fund

Investment Objectives

•	Advantus Spectrum Fund: Seeks the most favorable total return — from capital appreciation, interest and dividends — consistent with preservation of capital.

•	Ivy Balanced Fund: Seeks, as a primary goal, to provide current income to the extent that, in WRIICO’s opinion, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Investment Strategies

      Advantus Spectrum Fund is currently managed by WRIICO using the same investment strategies that WRIICO will use to manage Ivy Balanced Fund. Each Fund invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, each Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Funds own common stocks in order to provide possible appreciation of capital and some dividend income. Each Fund ordinarily invests at least 25% of its total assets in fixed income securities.

      In their equity investments, the Funds invest primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of each Fund’s debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor’s Ratings Service or Baa and higher by Moody’s Investors Services, Inc. or, if unrated, deemed by WRIICO to be of comparable quality. The Funds have no limitations on the range of maturities of debt securities in which they may invest. Each Fund may invest in foreign securities.

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      WRIICO may look at a number of factors in selecting securities for the Funds. For equity investments, WRIICO may emphasize a blend of value and growth potential. For value securities, WRIICO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIICO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Funds, WRIICO seeks high-quality securities with minimal credit risk.

      Generally, in determining whether to sell an equity security, WRIICO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIICO will consider whether the debt security continues to maintain its minimal credit risk. WRIICO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

      When WRIICO believes that a temporary defensive position is desirable, each Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, a Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Spectrum Fund and Ivy Balanced Fund are the same, each Fund is generally subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Credit Risk — the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

•	Income Risk — the risk that the Fund may experience a decline in its income due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates. This risk is generally greater for bonds with longer maturities.

•	Manager Risk — the Fund’s performance will be affected by the investment adviser’s skill in allocating the Fund’s assets among different types of investments.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

Advantus Venture Fund/Ivy Small Cap Value Fund

Investment Objectives

•	Advantus Venture and Ivy Small Cap Value Fund: Long-term accumulation of capital.

Investment Strategies

      State Street Research and Management Company (“State Street Research”), acts as the sub-adviser for Advantus Venture Fund, and will act as the sub-adviser for Ivy Small Cap Value Fund following the Reorganization. As a result, the investment strategies of the Funds are substantially similar.

      Both Funds invest primarily in the securities of small capitalization companies. The Funds generally define small capitalization companies as those whose market capitalizations are similar to the market

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capitalizations of companies in the Russell 2000® Value Index. The Ivy Small Cap Value Fund will, under normal market conditions, invest at least 80% of its net assets in small capitalization companies. Under normal circumstances, the Advantus Venture Fund invests at least 65% of its total assets (exclusive of collateral receive in connection with securities lending) in common stocks of small capitalization companies.

      Equity securities in which the Funds invest will consist primarily of common stocks, but may also include preferred stock and other securities convertible into equity securities. From time to time, each Fund will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with a market capitalization larger than that defined above). Each Fund’s purchases of equity securities may include common stocks that are part of initial public offerings.

      In selecting value stocks and other equity securities, State Street Research primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. In selecting such securities, State Street Research examines such features as a company’s financial condition, business prospects, competitive position and business strategy. Undervalued securities are securities that State Street Research believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services, that may improve their business prospects or competitive position. In assessing relative value, State Street Research will consider factors such as a company’s ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. As a secondary focus, State Street Research may also consider an investment’s potential to provide current income. In seeking to achieve its investment objectives, each Fund may also invest in equity securities of companies that State Street Research believes show potential for sustainable earnings growth above the average market growth rate.

      When State Street Research believes that a temporary defensive position is desirable, each Fund may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, a Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Venture Fund and Ivy Small Cap Value Fund are substantially similar, each Fund is generally subject to the same types of risk. An investment in either Fund may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Initial Public Offering Risk — the risk that the Fund will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Favorable investments in IPOs have had a significant impact on the Fund’s performance in some periods. The effect of IPOs on the Fund’s total returns going forward may not be positive, either as a result of changes in the IPO market or growth of the Fund’s assets which may reduce its total return.

•	Manager Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk of adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund’s holdings to fall as part of a broad market decline.

•	Small Company Risk — the risk that equity securities of small companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

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•	Value Stock Risk — the risk that the value of a security believed by the Fund’s sub-adviser to be undervalued may never reach what the sub-adviser believes is its full value, or that such security’s value may decrease.

Comparison of Fund Performance

      The bar charts and tables below compare the potential risks and rewards of investing in the Advantus Funds and the Ivy Funds.

      Each bar chart provides an indication of the risks of investing in the respective Fund by showing changes in the performance of each Fund from year to year for the last ten years or since inception of the share class for which performance is presented. Performance is generally presented for Class A shares, unless otherwise indicated. The performance of Class B and Class C shares will be lower due to their higher expenses. The bar charts do not reflect any sales charges. If sales charges were included, the returns would be less than those shown.

      The tables show how the average annual total returns of the Class A, Class B and Class C Advantus Fund shares and the Class A Ivy Fund shares for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. (Returns for Class C Ivy Fund shares also are presented in some cases where the life of that share class is longer than the life of the Class A shares.) The table includes returns both before and after taxes for Class A shares (unless otherwise indicated). For other share classes, the tables only include returns before taxes. After-tax returns for those share classes will vary. Before-tax returns show the actual change in the value of the Fund’s shares over the periods shown, but do not reflect the impact of taxes on Fund distributions or the sale of Fund shares. After-tax returns take into account taxes that may be associated with owning Fund shares. Returns after taxes on distributions reflect a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period. Returns after taxes on distributions and redemption are further adjusted to reflect the tax impact of selling Fund shares on the last day of the period. Returns after taxes on distributions and redemptions may be higher than other returns for the same period due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are not shown for Advantus Money Market Fund and Ivy Money Market Fund. Returns presented in the tables include the maximum sales charge for Ivy Fund and Advantus Fund Class A shares and the applicable CDSC for Advantus Fund Class B shares.

      Comparative performance information is only given for Reorganizations in which an Advantus Fund is being acquired by an existing (rather than a newly formed) Ivy Fund. The performance of the Funds and the indices varies over time, and past performance is not necessarily indicative of future results. The Funds’ returns assume reinvestment of dividends and distributions and reflect Fund expenses. Total returns for the indices do not reflect expenses or taxes. The indices are unmanaged, and it is not possible to invest directly in an index. Please note that the average annual total return since a Fund’s inception is given only for those Funds that have been in existence for less than ten calendar years.

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Advantus Enterprise Fund/Ivy Small Cap Growth Fund

Advantus Enterprise Fund (Class A)*

*	The Class A return for the year through September 30, 2003 was 37.81%

Best Quarter:	46.12% (quarter ended 12/31/99)
Worst Quarter:	-27.99% (quarter ended 9/30/98)

Ivy Small Cap Growth Fund (Class C)*

*	The Class C return for the year through September 30, 2003 was 20.15%

Best Quarter:	40.97% (quarter ended 12/31/99)
Worst Quarter:	-23.83% (quarter ended 9/30/01)

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Average Annual Total Returns as of December 31, 2002

				Since
Fund	1 Year	5 Years	10 Years	Inception

Advantus Enterprise Fund Class A Before Taxes (inception 9/16/94)	(35.46)%	(7.18)%	N/A	0.56%
Advantus Enterprise Fund Class A After Taxes on Distributions	(35.46)%	(9.34)%	N/A	(1.45)%
Advantus Enterprise Fund Class A After Taxes on Distributions and Redemption	(21.59)%	(5.60)%	N/A	(1.45)%
Advantus Enterprise Fund Class B Before Taxes (inception 9/16/94)	(35.57)%	(7.18)%	N/A	0.38%
Advantus Enterprise Fund Class C Before Taxes (inception 3/1/95)	(32.29)%	(6.91)%	N/A	(0.16)%
Ivy Small Cap Growth Fund Class A Before Taxes (inception 7/3/00)	(29.53)%	N/A	N/A	(19.62)%
Ivy Small Cap Growth Fund Class C Before Taxes(1)	(25.82)%	7.15%	12.47%	N/A
Ivy Small Cap Growth Fund Class C After Taxes on Distributions	(25.82)%	3.33%	9.92%	N/A
Ivy Small Cap Growth Fund Class C After Taxes on Distributions and Redemption	(15.85)%	6.42%	10.83%	N/A
Russell 2000 Growth Index(2)	(30.22)%	(6.56)%	2.60%	N/A

(1)	The returns shown for Class C shares are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

(2)	Benchmark index for Advantus Enterprise Fund and Ivy Small Cap Growth Fund.

Advantus Horizon Fund/ Ivy Large Cap Growth Fund

Advantus Horizon Fund (Class A)*

*	The Class A return for the year through September 30, 2003 was 21.29%

Best Quarter:	21.30% (quarter ended 12/31/98)
Worst Quarter:	-25.90% (quarter ended 3/31/01)

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Ivy Large Cap Growth Fund (Class A)*

*	The Class A return for the year through September 30, 2003 was 16.16%

Best Quarter:	11.88% (quarter ended 12/31/01)
Worst Quarter:	-18.97% (quarter ended 3/31/01)

Average Annual Total Returns as of December 31, 2002

Fund	1 Year	5 Years	10 Years	Since Inception

Advantus Horizon Fund Class A Before Taxes	(30.19)%	(7.63)%	3.09%	N/A
Advantus Horizon Fund Class A After Taxes on Distributions	(30.19)%	(9.01)%	(1.03)%	N/A
Advantus Horizon Fund Class A After Taxes on Distributions and Redemption	(18.39)%	(5.38)%	2.53%	N/A
Advantus Horizon Fund Class B Before Taxes (inception 8/19/94)	(30.34)%	(7.54)%	N/A	3.21%
Advantus Horizon Fund Class C Before Taxes (inception 3/1/95)	(26.68)%	(7.25)%	N/A	2.76%
Ivy Large Cap Growth Fund Class A Before Taxes (inception 6/30/00)	(24.39)%	N/A	N/A	(14.10)%
Ivy Large Cap Growth Fund Class A After Taxes on Distributions	(24.39)%	N/A	N/A	(14.24)%
Ivy Large Cap Growth Fund Class A After Taxes on Distributions and Redemption	(14.98)%	N/A	N/A	(11.01)%
S&P 500 Index(1)	(22.10)%	N/A	N/A	(17.07)%
Russell 1000 Growth Index(2)	(27.89)%	(3.84)%	6.71%	N/A

(1)	Benchmark index for Ivy Large Cap Growth Fund. Since inception performance is measured from June 30, 2000.

(2)	Benchmark index for Advantus Horizon Fund.

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     Advantus Index 500 Fund/Ivy Core Equity Fund

Advantus Index 500 Fund (Class A)*

*	The Class A return for the year through September 30, 2003 was 23.30%

Best Quarter:	21.34% (quarter ended 12/31/98)
Worst Quarter:	-17.34% (quarter ended 9/30/02)

Ivy Core Equity Fund (Class C)*

*	The Class C return for the year through September 30, 2003 was 4.99%

Best Quarter:	17.05% (quarter ended 3/31/97)
Worst Quarter:	-16.80% (quarter ended 9/30/02)

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Average Annual Total Returns as of December 31, 2002

Fund	1 Year	5 Years	10 Years	Since Inception

Advantus Index 500 Fund Class A Before Taxes (inception 1/31/97)	(26.85)%	(2.65)%	N/A	1.40%
Advantus Index 500 Fund Class A After Taxes on Distributions	(27.10)%	(2.98)%	N/A	1.02%
Advantus Index 500 Fund Class A After Taxes on Distributions and Redemption	(16.35)%	(2.22)%	N/A	0.97%
Advantus Index 500 Fund Class B Before Taxes (inception 1/31/97)	(27.11)%	(2.68)%	N/A	1.26%
Advantus Index 500 Fund Class C Before Taxes (inception 1/31/97)	(23.25)%	(2.39)%	N/A	1.44%
Ivy Core Equity Fund Class A Before Taxes (inception 7/3/00)	(27.08)%	N/A	N/A	(18.55)%
Ivy Core Equity Fund Class C Before Taxes(1)	(23.24)%	(1.03)%	7.30%	N/A
Ivy Core Equity Fund Class C After Taxes on Distributions	(23.24)%	(2.60)%	6.33%	N/A
Ivy Core Equity Fund Class C After Taxes on Distributions and Redemption	(14.27)%	(0.04)%	6.63%	N/A
S&P 500 Index(2)	(22.10)%	(0.59)%	9.34%	N/A

(1)	The returns shown for Class C shares are based on the performance of the Fund’s prior Class B shares. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B’s performance has been adjusted to reflect the current CDSC structure applicable to Class C. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.

(2)	Benchmark index for Advantus Index 500 Fund and Ivy Core Equity Fund.

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     Advantus Money Market Fund/Ivy Money Market Fund

Advantus Money Market Fund

*	The return for the year through September 30, 2003 was 0.50%

Best Quarter:	1.45% (quarter ended 9/30/00)
Worst Quarter:	0.21% (quarter ended 12/31/02)

Ivy Money Market Fund (Class A)*

*	The Class A return for the year through September 30, 2003 was 0.65%

Best Quarter:	1.28% (quarter ended 3/31/01)
Worst Quarter:	0.32% (quarter ended 6/30/02)

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Average Annual Total Returns as of December 31, 2002

Fund	1 Year	5 Years	10 Years	Since Inception

Advantus Money Market Fund	1.03%	3.82%	3.95%	N/A
Ivy Money Market Fund Class A (inception 6/30/00)	1.40%	N/A	N/A	3.12%

Comparison of Operations

Investment Advisers and Sub-Advisers

      WRIICO is the investment adviser to the Ivy Funds. As of May 1, 2003, WRIICO began serving as investment adviser to Advantus Cornerstone Fund, Advantus Horizon Fund and Advantus Spectrum Fund. WRIICO is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“W&R”), a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

      WRIICO has served as the investment manager to Ivy Trust since December 31, 20021, and to Ivy Corporation since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (“WRIMCO”) served as the investment manager for each of the Funds in Ivy Corporation. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Corporation (formerly W&R Funds, Inc.) to WRIICO.

      Prior to May 1, 2003, Advantus Capital had been the investment adviser to all of the Advantus Funds. Advantus Capital had acted in that capacity since May 1, 1997. Prior to that, the Advantus Funds had obtained advisory services from MIMLIC Asset Management Company, formerly the parent company of Advantus Capital. Advantus Capital continues to serve as investment adviser to the Advantus Funds other than Advantus Cornerstone Fund, Advantus Horizon Fund and Advantus Spectrum Fund. Advantus Capital will serve as investment adviser to these funds until the Closing Date of the Reorganizations. After the Reorganizations, Advantus Capital will serve as the sub-adviser to Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Balanced Fund. The address of Advantus Capital is 400 Robert Street North, St. Paul, Minnesota 55101.

      Credit Suisse Asset Management, LLC (“CSAM”), 466 Lexington Avenue, New York, New York 10017, serves as investment sub-adviser to Advantus Enterprise Fund pursuant to an investment sub-advisory agreement with Advantus Capital. In connection with the Reorganization, CSAM will be terminated as sub-adviser to Advantus Enterprise Fund.

      Templeton Investment Counsel, LLC (“Templeton”), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment sub-adviser to Advantus International Balanced Fund pursuant to an investment sub-advisory agreement with Advantus Capital. Templeton will act as the sub-adviser to Ivy International Balanced Fund after the Reorganization.

      State Street Research & Management Company (“State Street Research”), One Financial Center, Boston, Massachusetts 02111, serves as investment sub-adviser to Advantus Venture Fund pursuant to an investment sub-advisory agreement with Advantus Capital. State Street Research will act as the sub-adviser to Ivy Small Cap Value Fund after the Reorganization.

Portfolio Managers

      The same individuals who currently are primarily responsible for the day-to-day management of an Advantus Fund will also be responsible for the day-to-day management of the corresponding Ivy Fund,

[1]	Until December 31, 2002, Ivy Management, Inc. (“IMI”) provided business management services and investment advisory services to Ivy Fund. On December 31, 2002, IMI, an indirect wholly owned subsidiary of W&R and a wholly owned subsidiary of Ivy Acquisition Corporation (“IAC”), merged with and into IAC, a wholly owned subsidiary of W&R. Upon effectiveness of the merger, IAC changed its name to WRIICO, and WRIICO assumed all of IMI’s duties with respect to Ivy Fund.

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except in the case of the Reorganizations of Advantus Enterprise Fund into Ivy Small Cap Growth Fund, Advantus Index 500 Fund into Ivy Core Equity Fund and Advantus Money Market Fund into Ivy Money Market Fund.

      The Ivy Small Cap Growth Fund is managed by the small cap growth team. Gilbert Scott is primarily responsible for the management of Ivy Small Cap Growth Fund. Mr. Scott has held his Fund responsibilities since July 2003. Mr. Scott joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap growth institutional accounts since September 2000. He is a vice president of WRIICO and WRIMCO. Mark G. Seferovich is the senior member of the small cap growth team. Mr. Seferovich joined Waddell & Reed in 1989 and served as portfolio manager of Waddell & Reed’s small cap growth mutual funds from September 1992 through September 2002. Mr. Seferovich currently is primarily responsible for managing small cap growth institutional accounts of WRIMCO, and, as the senior member of the team, provides oversight to the small cap growth team. He is a senior vice president of WRIICO and WRIMCO.

      James D. Wineland is primarily responsible for the management of Ivy Core Equity Fund. Mr. Wineland has held his Fund responsibilities since July 1997. He is Senior Vice President of WRIICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

      Mira Stevovich is primarily responsible for the management of the Ivy Money Market Fund. Ms. Stevovich has held her Fund responsibilities since the inception of the Fund. She is Senior Vice President of WRIICO, Vice President of WRIMCO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the portfolio manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987.

Other Service Providers

Distributor

      Securian Financial Services, Inc. (“Securian”), an affiliate of Advantus Capital, is the principal distributor of the Advantus Funds. Securian receives front-end and contingent deferred sales charges and Rule 12b-1 fees in connection with distributing Advantus Fund shares and providing shareholder services. The address of Securian is 400 Robert Street North, St. Paul, Minnesota 55101.

      Ivy Funds Distributor, Inc.(“IFDI”), an affiliate of WRIICO and W&R, is the principal distributor of the Ivy Funds. IFDI receives front-end and contingent deferred sales charges and Rule 12b-1 fees in connection with distributing Ivy Fund shares and providing shareholder services. The address of IFDI is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

      Because Rule 12b-1 fees are paid out of the assets of the Advantus Funds and the Ivy Funds on an ongoing basis, over time these fees will increase the cost of an investment in the Advantus Funds or the Ivy Funds and may cost shareholders more than paying other types of sales charges.

Administrative, Accounting and Transfer Agent Services

      Each Advantus Fund has entered into an agreement with Minnesota Life Insurance Company (“Minnesota Life”) under which Minnesota Life provides accounting, legal and other administrative services and shareholder servicing to the Fund. PFPC Inc. is the transfer agent for the Advantus Funds.

      The Ivy Funds have entered into an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a subsidiary of W&R, under which WRSCO provides the Funds with

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bookkeeping and accounting services and assistance including maintenance of the Funds’ records, pricing of the Funds’ shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports and certain administrative services. The Ivy Funds have also entered into a Shareholder Servicing Agreement with WRSCO under which WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries.

Custodial and Auditing Services

      The custodian for the Ivy Funds is UMB Bank, n.a. The custodian for the Advantus Funds is Bankers Trust Company for the Advantus Bond Fund and the Advantus Mortgage Securities Fund and Wells Fargo Bank Minnesota for the other Advantus Funds. In general, these custodians are responsible for holding the Funds’ cash and securities. Deloitte & Touche LLP acts as the Ivy Funds’ independent auditors. KPMG LLP acts as the Advantus Funds’ independent auditors.

Sales Load, Distribution and Shareholder Servicing Arrangements

      Each Advantus Fund has Class A, Class B and Class C shares, except that Advantus Real Estate Securities Fund has only Class A and Class B shares, and Advantus Money Market Fund has only one class of shares. The Ivy Funds also have multiple classes of shares. However, all Advantus Fund shares, regardless of their class, will be exchanged in the Reorganizations for Ivy Fund Class A shares (without payment of the initial sales charge that usually applies to purchases of Ivy Fund Class A shares). Therefore, with respect to the Ivy Funds, this section will discuss only the sales load, distribution and shareholder servicing arrangements relating to Class A shares.

Ivy Fund and Advantus Fund Class A Shares; Advantus Money Market Fund Shares

      Class A shares of both the Ivy Funds and the Advantus Funds may be purchased at a public offering price equal to their net asset value per share plus a sales charge, except that Class A shares of the Ivy Money Market Fund are not subject to a sales charge. Advantus Money Market Fund shares also are not subject to a sales charge. A comparison of front-end sales charges is set forth in the following tables.

Sales Charges for Advantus Equity and Blended Funds*

	As a % of	As a % of	Dealer Commission as %
Your Investment	Offering Price	Net Investment	of Offering Price

Less than $50,000	5.50%	5.82%	4.75%
$50,000 to less than $100,000	4.50%	4.71%	3.75%
$100,000 to less than $250,000	3.50%	3.63%	2.75%
$250,000 to less than $500,000	2.50%	2.56%	2.00%
$500,000 to less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more**	0%	0%	1.00%

*	Includes Advantus Cornerstone Fund, Advantus Enterprise Fund, Advantus Horizon Fund, Advantus Index 500 Fund, Advantus International Balanced Fund, Advantus Real Estate Securities Fund, Advantus Spectrum Fund and Advantus Venture Fund.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. For such investments, the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.

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Sales Charges for Ivy Equity and Blended Funds*

	As a % of	As a % of	Dealer Commission as %
Your Investment	Offering Price	Amount Invested	of Offering Price

Less than $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75%	4.99%	4.00%
$200,000 to less than $300,000	3.50%	3.63%	2.80%
$300,000 to less than $500,000	2.50%	2.56%	2.00%
$500,000 to less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 to less than $2,000,000	1.00%	1.01%	0.75%
$2,000,000 and over**	0.00%	0.00%	0.50%

*	Includes Ivy Value Fund, Ivy Small Cap Growth Fund, Ivy Large Cap Growth Fund, Ivy Core Equity Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Balanced Fund and Ivy Small Cap Value Fund.

**	No sales charge is payable at the time of purchase on investments of $2 million or more. For such investments, the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.

Sales Charges for Advantus Fixed Income Funds*

	As a % of	As a % of	Dealer Commission as %
Your Investment	Offering Price	Net Investment	of Offering Price

Less than $100,000	4.50%	4.71%	3.75%
$100,000 to less than $250,000	3.50%	3.63%	2.75%
$250,000 to less than $500,000	2.50%	2.56%	2.00%
$500,000 to less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more**	0%	0%	1.00%

*	Includes Advantus Bond Fund and Advantus Mortgage Securities Fund.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. For such investments, the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.

Sales Charges for Ivy Fixed Income Funds*

	As a % of	As a % of	Dealer Commission as %
Your Investment	Offering Price	Amount Invested	of Offering Price

Less than $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75%	4.99%	4.00%
$200,000 to less than $300,000	3.50%	3.63%	2.80%
$300,000 to less than $500,000	2.50%	2.56%	2.00%
$500,000 to less than $1,000,000	1.50%	1.52%	1.20%
$1,000,000 to less than $2,000,000	1.00%	1.01%	0.75%
$2,000,000 and over**	0.00%	0.00%	0.50%

*	Includes Ivy Bond Fund and Ivy Mortgage Securities Fund.

**	No sales charge is payable at the time of purchase on investments of $2 million or more. For such investments, the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase.

      Class A shares of both the Advantus Funds and the Ivy Funds are also subject to Rule 12b-1 fees. The Advantus Funds have adopted Rule 12b-1 Distribution Plans under which each Fund pays distribution and shareholder servicing fees in an amount up to 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The Ivy Funds have adopted a Rule 12b-1 Distribution and/or Service Plan for Class A shares under which each Ivy Fund (other than Ivy Money Market Fund) may pay distribution

40

and/or shareholder servicing fees in an amount not to exceed 0.25% of the Fund’s average annual net assets attributable to Class A shares. Because Rule 12b-1 fees are paid out of the assets of the Advantus Funds and the Ivy Funds on an ongoing basis, over time these fees will increase the cost of an investment in Class A shares of the Advantus Funds or the Ivy Funds and may cost shareholders more than paying other types of sales charges.

Advantus Fund Class B Shares

      Advantus Fund Class B shares were sold at their net asset value per share, without a front-end sales charge, but may be subject to a contingent deferred sales charge (“CDSC”) if sold within six years from the date of purchase. The amount of the CDSC depends on the number of years since the purchase was made, the amount of shares originally purchased and the dollar amount being sold. The CDSC is based on the net asset value (“NAV”) of the shares being sold at the time of the purchase or the sale of such shares, whichever is lower. No CDSC is charged on shares acquired through reinvestment of dividends or capital gains distributions. The Advantus Fund Class B CDSC is calculated as follows:

	CDSC Applicable in Year Following Date of Purchase

Amount of Shares Purchased	1	2	3	4	5	6

Less than $50,000	5.0%	4.5%	3.5%	2.5%	1.5%	1.5%
$50,000 to less than $100,000	4.5%	3.5%	2.5%	1.5%	1.5%	0%
$100,000 to less than $250,000	3.5%	2.5%	1.5%	1.5%	0%	0%
$250,000 to less than $500,000	2.5%	1.5%	1.5%	0%	0%	0%
$500,000 to less than $1,000,000	1.5%	1.5%	0%	0%	0%	0%

      Class B shares will automatically convert to Class A shares on a specified date following the date of purchase. The conversion will be based on the relative NAV’s of the two classes. The date of conversion is based on the amount of shares purchased and is determined as described in the following table:

Conversion Date Following Expiration
Amount of Shares Purchased	of Period After Date of Purchase*

Less than $50,000	84 months
$50,000 to less than $100,000	76 months
$100,000 to less than $250,000	60 months
$250,000 to less than $500,000	44 months
$500,000 to less than $1,000,000	28 months

*	Conversion will occur on the fifteenth day of the month immediately following the termination of the applicable period. If the fifteenth day falls on a Saturday, Sunday or a national holiday, then conversion will occur on the most recent business day.

      Class B shares are also subject to a Rule 12b-1 fee that is payable at an annual rate of up to 1.00% of the average daily net assets attributable to Class B shares of the Fund.

      Advantus Class B shares will be exchanged for Ivy Fund Class A shares in the Reorganization (without payment of the initial sales charge that usually applies to purchases of Ivy Fund Class A shares). The sales loads and Rule 12b-1 fees applicable to Ivy Fund Class A shares are described above.

Advantus Fund Class C Shares

      Advantus Fund Class C shares were sold at their net asset value per share, without a front-end sales charge or a CDSC. Class C shares are subject to a Rule 12b-1 fee that is payable at an annual rate of up to 1.00% of the average daily net assets attributable to Class C shares of the Fund.

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      Class C shares will automatically convert to Class A shares on a specified date following the date of purchase. The conversion will be based on the relative NAV’s of the two classes. The date of conversion is based on the amount of shares purchased and is determined as described in the following table:

Conversion Date Following Expiration
Amount of Shares Purchased	of Period After Date of Purchase*

Less than $50,000	96 months
$50,000 to less than $100,000	88 months
$100,000 to less than $250,000	72 months
$250,000 to less than $500,000	56 months
$500,000 to less than $1,000,000	40 months

*	Conversion will occur on the fifteenth day of the month immediately following the termination of the applicable period. If the fifteenth day falls on a Saturday, Sunday or a national holiday, then conversion will occur on the most recent business day.

      Advantus Class C shares will be exchanged for Ivy Fund Class A shares in the Reorganization (without payment of the initial sales charge that usually applies to purchases of Ivy Fund Class A shares). The sales loads and Rule 12b-1 fees applicable to Ivy Fund Class A shares are described above.

Sales Charge Reductions and Waivers

      Sales charges for both the Advantus Funds and the Ivy Funds are subject to reductions and waivers under similar circumstances, as set forth in the Funds’ prospectuses and statements of additional information.

Purchase, Exchange and Redemption Procedures

      For both the Advantus Funds and the Ivy Funds, purchase, exchange or redemption orders will be priced at the next NAV (plus any applicable initial sales charge) determined after an order is received and accepted by the Funds’ transfer agent. If you purchase, exchange or redeem shares of an Advantus Fund or an Ivy Fund through certain broker-dealers, banks or other authorized third parties, the Advantus Fund or the Ivy Fund will be deemed to have received your order when the third party (or its designee) has received your order. As discussed in more detail below, the Advantus Funds and the Ivy Funds generally calculate their NAVs as of the close of normal trading on the New York Stock Exchange (“NYSE”) (typically 3:00 p.m. Central time). Orders received after that time will be priced at the NAV calculated on the next day the NYSE is open for trading.

      Procedures for the purchase, exchange and redemption of Ivy Fund shares are similar to the procedures applicable to the purchase, exchange and redemption of Advantus Fund shares. Please refer to the prospectuses and statements of additional information of the Advantus Funds and the Ivy Funds for a complete description of these procedures. A brief description of the significant purchase, exchange and redemption procedures applicable to the Advantus Funds and the Ivy Funds is set forth below.

Minimum Investments and Account Balances

      The minimum initial investment for Class A shares of each Ivy Fund is $500 for non-retirement accounts, $50 for certain retirement accounts and accounts opened with Automatic Investment Service and $25 for certain retirement accounts and accounts opened through payroll deductions. There is no minimum required for subsequent investments, except that additions through Automatic Investment Service have a $25 minimum. There is also a $100 minimum for certain exchanges.

      A minimum initial investment of $1,000 is required to open an account in an Advantus Fund, except that $500 is the minimum initial investment required to open a qualified account or an account in which the shareholder has agreed to make investments of not less than $50 under an automatic investment plan ($25 for an automatic investment plan established prior to December 2, 2002). The minimum amount required for a subsequent investment in all types of accounts is $50.

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      Each Ivy Fund reserves the right to redeem all of the Ivy Fund shares in a shareholder’s account if the net asset value of those shares is less than $500, or less than $250 for Ivy Money Market Fund. This redemption right does not apply to individual retirement plan accounts or to accounts which have a value of less than $500 due to market forces. Similarly, the Advantus Funds reserve the right to close a shareholder’s account if for any reason the account has a value of less than $500. Both the Advantus Funds and the Ivy Funds provide you with written notice and give you at least 60 days to add to your account and reestablish the minimum balance. The Advantus Funds also generally deduct a $10 annual fee if a shareholder’s account balance is below $2,000 in October of any year. The Ivy Funds do not charge a similar fee.

Mail Transactions

      You may buy, sell or exchange shares of either the Ivy Funds or the Advantus Funds by mail.

Telephone and Internet Transactions

      Advantus Fund shareholders may sell or exchange Advantus Fund shares by telephone and may purchase, sell or exchange shares on the Advantus Funds’ website. Ivy Fund shareholders may sell or exchange shares by telephone or on the Ivy Funds’ website.

Wire Transactions

      An investor may make initial and subsequent purchases by wire of both Ivy Fund and Advantus Fund shares by instructing his or her bank to wire funds in the manner described in the applicable prospectus. Before making an initial purchase of shares by wire in either the Ivy Funds or the Advantus Funds, an investor must complete an application and obtain an account number. Ivy Fund and Advantus shareholders may elect to have redemption proceeds wired to their account. Shareholders’ accounts are charged $10 in the case of the Ivy Funds and $15 in the case of the Advantus Funds.

Exchange Privileges

      Shareholders of an Advantus Fund may exchange their shares for shares of the same class of any other Advantus Fund or for shares of Advantus Money Market Fund (which offers only one class of shares). Advantus Fund shareholders may exchange their shares up to twelve times a year without restriction or charge. A $7.50 service fee is then imposed on subsequent exchanges. (Shares of Advantus International Balanced Fund exchanged within 60 days of purchase may be subject to a 2% redemption fee.) Advantus Fund shareholders pay no additional sales charges for exchanges in most cases. However, exchanges of shares from Advantus Money Market Fund are subject to any sales charges applicable to the Advantus Fund being exchanged into, unless the Money Market Fund shares were previously acquired by an exchange from Class A or Class B shares of another Advantus Fund or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

      Similarly, shareholders of an Ivy Fund generally may exchange their shares for shares of the same class of any other fund in the Ivy Family of Funds (currently 20 mutual funds and 27 mutual funds assuming the Reorganizations are consummated) without the payment of a sales charge (except in the case of exchanges of shares from Ivy Money Market Fund, which will be subject to a sales charge under the same circumstances as described above for exchanges of shares from Advantus Money Market Fund). There are certain restrictions on exchanges of Class A shares of Ivy Limited-Term Bond and Ivy Municipal Bond Funds held for less than six months. The Ivy Funds do not charge any exchange fees, except that shares of Ivy International Balanced Fund exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee.

      For both the Advantus Funds and the Ivy Funds, the exchange of one Fund’s shares for shares of another Fund will be a taxable event and may result in a capital gain or loss.

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Purchase and Withdrawal Plans

      Both the Ivy Funds and the Advantus Funds offer automatic investment plans and systematic withdrawal plans. In addition, both the Advantus Money Market Fund and Class A shares of the Ivy Money Market Fund offer check writing privileges. See the applicable prospectus for more information.

Electronic Delivery

      Advantus Fund shareholders may elect to receive annual and semi-annual reports and updated prospectuses by electronic delivery. Ivy Fund shareholders currently do not have this option and will receive these communications by mail.

Net Asset Value

      NAV is generally calculated for both the Advantus Funds and the Ivy Funds as of the close of normal trading on the NYSE (typically 3:00 p.m. Central time), except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. In calculating the NAV per share of each Advantus Fund and each Ivy Fund:

•	the securities in the Fund that are listed or traded on an exchange are valued primarily using market prices;

•	bonds are generally valued according to prices quoted by an independent pricing service;

•	short-term debt securities are valued at amortized cost, which approximates market value; and

•	other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Fund’s Board of Directors or Trustees.

      Certain Advantus Funds and Ivy Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, for both the Advantus Funds and the Ivy Funds, the NAV of a Fund’s shares may be significantly affected on days when the Fund does not price its shares and when shareholders are not able to purchase or redeem the Fund’s shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors or Trustees. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors or Trustees.

Dividend Policies

      Both the Advantus Funds and the Ivy Funds distribute substantially all of their net investment income and net capital gains each year. Dividends, if any, for Advantus Bond Fund, Advantus Money Market Fund and Advantus Mortgage Securities Fund are declared daily and paid monthly. Dividends for the other Advantus Funds, if any, are paid quarterly. Dividends, if any, are paid annually for Ivy Core Equity Fund, Ivy Large Cap Growth Fund and Ivy Small Cap Growth Fund, and quarterly for Ivy Balanced Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund. Dividends, if any, for Ivy Bond Fund, Ivy Money Market Fund and Ivy Mortgage Securities Fund are declared daily and paid monthly. For both the Advantus Funds and the Ivy Funds, net capital gains distributions, if any, are generally paid once a year. Distributions may be reinvested in additional Advantus Fund or Ivy Fund shares, as the case may be, or paid in cash. Distributions of additional shares are made at the NAV as of the payment date. For the Ivy Funds and the Advantus Funds, dividends ordinarily are paid on shares starting on the day after they are issued and through the day they are redeemed.

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Information About the Reorganizations

Reasons for the Proposed Reorganizations

      In April 2003, Advantus Capital and its affiliates made a strategic business decision to exit the non-real estate equity management business and, in connection with that decision, entered into a Strategic Alliance Agreement and related Purchase Agreement with W&R, a leading U.S. mutual fund firm, and certain companies affiliated with W&R, including WRIICO. Under these agreements, Advantus Capital agreed to sell to WRIICO its assets related to the Advantus Funds. In order to integrate the Advantus Funds into the family of investment companies managed by WRIICO and its affiliates, Advantus Capital has recommended to the Advantus Funds’ Board of Directors that each Advantus Fund be merged into a mutual fund in either Ivy Trust or Ivy Corporation. Ivy Trust and Ivy Corporation are investment companies managed by WRIICO. Each Advantus Fund will be merged into an existing mutual fund in Ivy Corporation with generally similar investment objectives and strategies, or, where there is no similar fund, into a newly formed mutual fund in Ivy Trust.

Board Considerations

      In determining whether to approve the Reorganizations, the Board of Directors of each of the Advantus Funds, including the Directors who are not interested persons of the Funds as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Directors”), considered various materials provided by W&R and Advantus Capital and met with senior representatives of W&R and its affiliates. The Independent Directors were advised by independent legal counsel throughout this process.

      The Board of Directors was first advised of the possibility of a transaction between Advantus Capital and W&R at a meeting of the Board of Directors held January 30, 2003. Board members were provided with additional information regarding the proposed transaction at a meeting held February 6, 2003, and were advised by counsel at such meeting regarding their legal duties in connection with the proposed transaction. At such meeting, the Directors also reviewed and discussed an information request list that had been prepared by counsel, and instructed counsel to transmit this list to W&R and Advantus Capital on their behalf. At meetings held on February 21, March 6, March 21, April 8, April 17 and April 23, 2003, the Directors reviewed, analyzed and asked questions concerning information that was provided to them by W&R and Advantus Capital including, among other things, the following types of information:

•	general information concerning W&R and its affiliates, including W&R’s organization structure and senior personnel;

•	information on W&R’s operations;

•	information concerning the ethical profile and compliance history of W&R and its affiliates;

•	information regarding WRIICO’s investment management process;

•	comparative style and performance information, expense information and asset size information with respect to each Advantus Fund and its corresponding Ivy Fund; and

•	profitability information.

In addition, the directors met with certain senior officers of W&R and its affiliates at the meeting held February 13, 2003 and, during a due diligence trip to W&R’s headquarters on March 25, 2003, certain directors and their representatives also met, either telephonically or in person, with senior officers of W&R and its affiliates and with Ivy Fund portfolio managers.

      The Board of Directors gave preliminary approval to the Reorganizations at its meeting held April 23, 2003, subject to, among other things, its discussions with independent directors and trustees of the Ivy Funds and the Board’s review and approval of the Reorganization Plans. The directors met telephonically with certain independent directors and trustees of the Ivy Funds. At a meeting held June 25, 2003, the Board of Directors determined that each Reorganization is in the best interests of the respective Advantus

45

Fund and its shareholders and that the interests of the shareholders of each Advantus Fund will not be diluted as a result of the Reorganization. Therefore, the Board of Directors unanimously approved each Reorganization and each Reorganization Plan, and recommended their approval by Advantus Fund shareholders. The Trustees/Directors of each Ivy Fund, including all Trustees/Directors who are not “interested persons” of the Ivy Trust or the Ivy Corporation, as the case may be, have determined that each Reorganization would be in the best interests of the relevant Ivy Fund’s shareholders and that the interests of existing shareholders in such Ivy Fund would not be diluted as a result of the Reorganization. In approving the Reorganization Plan for each Advantus Fund, the Advantus Funds’ Board of Directors considered the following factors:

•	The investment objectives and strategies of each Advantus Fund and its corresponding Ivy Fund are similar. Thus, the Reorganizations will enable Advantus Fund shareholders to continue their current investment programs without substantial disruption while at the same time giving them the opportunity to become part of a growing and competitive retail fund family.

•	Shareholders will be part of a larger family of retail mutual funds, which will provide them with enhanced exchange privileges.

•	The Reorganizations will result in each surviving Fund having a larger asset base (except in the case of Reorganizations into newly formed Ivy Funds). In addition, there will be greater and broader distribution opportunities for the combined Funds. Thus, the Reorganizations should increase the likelihood that combined Funds will grow and net expenses will decline over time.

•	Advantus Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganizations.

•	Advantus Capital, and not the Advantus Fund shareholders, will be responsible for the payment of all expenses related to consummating the Reorganizations.

•	The proposed Reorganizations will be effected on the basis of the relative net asset values of the Ivy Funds and their corresponding Advantus Funds, so that Advantus Fund shareholders will receive Ivy Fund shares having a total net asset value equal to the total net asset value of their Advantus Fund shares at the closing of the Reorganization.

•	The Board noted that Ivy Fund Class A share expense ratios are generally somewhat higher than those of the Class A shares of the corresponding Advantus Fund after fee waivers and expense reimbursements. The Board noted, however, that the expense structures of the Ivy Funds are competitive and within industry norms. In addition, absent non-contractual fee waivers and expense reimbursements by Advantus Capital and Securian Financial, which may be discontinued at any time, the expense ratios of the Advantus Funds are generally higher than those of the Ivy Funds. The Board also noted that Class B and Class C Advantus Fund shareholders will receive Class A Ivy Fund shares in the Reorganizations. Class A Ivy Fund shares have significantly lower expenses than Class B and Class C shares of the corresponding Advantus Fund due to their lower Rule 12b-1 fees (.25% for Class A Ivy Fund shares, compared to 1.00% for Class B and Class C Advantus Fund shares). Finally, the Board considered the fact that WRIICO agreed to maintain the total operating expenses of Ivy Bond Fund and Ivy Mortgage Securities Fund Class A shares at the levels currently maintained for Advantus Bond Fund and Advantus Mortgage Securities Fund Class A shares (1.15% and 0.975% respectively) through December 31, 2004. In addition, no contingent deferred sales charge will be payable upon the redemption of Ivy Fund Class A shares received in exchange for Advantus Fund Class B shares that would have been subject to such a sales charge upon redemption.

•	The performance of each currently existing Ivy Fund is similar to that of its corresponding Advantus Fund.

      The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

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      The Board of Directors of the Advantus Funds recommends that shareholders of each Advantus Fund approve the Reorganization Plan for their Fund.

Description of the Reorganizations

      The following summary is qualified in its entirety by reference to the forms of Reorganization Plan attached as Appendix A and Appendix B to this Proxy Statement/Prospectus. Each Advantus Fund will enter into a separate Reorganization Plan with either Ivy Trust or Ivy Corporation on behalf of the corresponding Ivy Fund. The form of Reorganization Plan attached as Appendix A will be used for Reorganizations into Ivy Corporation and the form of Reorganization Plan attached as Appendix B will be used for Reorganizations into Ivy Trust. Each Reorganization into Ivy Trust involves a new series of Ivy Trust formed specifically for purposes of the Reorganization. Because these series have not yet commenced operations, representations and warranties made by such series in the form of Reorganization Plan attached as Exhibit B will differ somewhat from those made by the currently operational series of Ivy Corporation in the form of Reorganization Plan attached as Exhibit A. There are no other material differences between the two forms of Reorganization Plan.

      The Reorganization Plans provide for the Reorganizations to occur on or about December 8, 2003. Each Reorganization Plan provides that all of the assets and liabilities of the Advantus Fund will be transferred to the Ivy Fund on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, the Ivy Fund will simultaneously issue on the Closing Date of the Reorganization a number of full and fractional Ivy Fund shares to the Advantus Fund equal in value to the aggregate net asset value of the Advantus Fund calculated at the Effective Time. Advantus Fund Class A, Class B and Class C shareholders will receive Ivy Fund Class A shares in the Reorganization. The Reorganization Plans provide that no sales charges will by incurred by Advantus Fund shareholders in connection with their acquisition of Class A Ivy Fund shares in the Reorganizations.

      Following the transfer of assets and liabilities in exchange for Ivy Fund shares, each Advantus Fund will distribute, in complete liquidation, pro rata to its shareholders of record, all of the shares of the corresponding Ivy Fund so received. Shareholders of each Advantus Fund owning shares at the Effective Time will receive a number of shares of the corresponding Ivy Fund with the same aggregate value as such shareholder had in the Advantus Fund at the Effective Time. Such distribution will be accomplished by the establishment of accounts in the names of the Advantus Funds’ shareholders on the share records of the Ivy Funds. Each account will receive the respective pro rata number of full and fractional shares of the applicable Ivy Fund due to the shareholders of the corresponding Advantus Fund. Each Advantus Fund then will be terminated or dissolved as soon as practicable thereafter. The Ivy Funds will not issue share certificates to Advantus Fund shareholders in connection with the Reorganizations. Shares of the Ivy Funds to be issued will have no preemptive or conversion rights.

      Each Reorganization Plan contains customary representations, warranties and conditions. Each Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (1) approval of the Reorganization by the Advantus Fund’s shareholders, and (2) the receipt by the Advantus Fund and the Ivy Fund of an opinion of tax counsel to the effect that the Reorganization will be tax-free for federal income tax purposes to the Advantus Fund, its shareholders and the Ivy Fund. The Reorganization Plan may be terminated by the mutual agreement of Ivy Trust or Ivy Corporation, as the case may be, with respect to the Ivy Fund, and the Advantus Fund, or if, before the Closing Date, any of the required conditions has not been met or the representations and warranties are not true.

Costs of the Reorganizations

      Advantus Capital will bear the costs associated with the Advantus Funds’ participation in the Reorganizations, including the following: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Advantus Fund (including fees of counsel to the Independent Directors); (f) solicitation costs; (g) fees payable to the Independent Directors for participation in any special meetings relating to the

47

Reorganizations; and (h) other related administrative or operational costs. The Advantus Funds will not pay any of these expenses. The Advantus Funds will pay brokerage costs of any necessary rebalancing of their investment portfolios prior to the effective date of the Reorganizations, and the Ivy Funds will pay the registration fees incurred in connection with issuing shares in the Reorganizations.

Federal Income Taxes

      Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If it so qualifies, neither the Advantus Fund nor its shareholders will recognize taxable gain or loss as a result of the Reorganization; the tax basis of the Ivy Fund shares received by shareholders will be the same in the aggregate as the basis of the Advantus Fund shares exchanged; and the holding period of the Ivy Fund shares received will include the holding period of the Advantus Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of each Reorganization, the Ivy Fund and the Advantus Fund will receive an opinion of tax counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The opinion is not binding on the Internal Revenue Service or a court and does not preclude the Internal Revenue Service from asserting or adopting a contrary position.

      Advantus Enterprise Fund, Advantus Horizon Fund, and Advantus Index 500 Fund currently have unused capital loss carryforwards. As a result of the reorganizations of these Funds into the corresponding Ivy Funds, it is possible that limitations will be imposed on the Funds’ ability to use these capital loss carryforwards to offset capital gains realized in the future. If these limitations apply, the amount of capital loss carryforwards of each of the three Advantus Funds that may be used in any future year to offset capital gains of the corresponding Ivy Fund will be limited (subject to certain adjustments) to an amount equal to the product of the net asset value of the portfolio of securities held by the Advantus Fund at the time of the Reorganization and an interest rate determined by the Internal Revenue Service as the applicable long-term tax-exempt rate (currently 4.74%). It is possible that as a result of this limitation, the capital loss carryforwards will be used more slowly than they would have been used had the Reorganizations not occurred, or that some or all of them will expire before being used.

      The Advantus Funds will continue their investment operations while the Reorganizations are pending. Accordingly, they may realize taxable income and gains, which may have to be distributed to shareholders under the tax rules relating to mutual funds. The opinion of tax counsel will state that Advantus Fund shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of an Advantus Fund distributed by the Advantus Fund prior to the closing. Furthermore, no opinion will be expressed as to the effect of the Reorganization on the Advantus Funds, the Ivy Funds, or shareholders with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. After the closing, the Ivy Funds may dispose of certain securities received from the corresponding Advantus Funds. These sales may result in transaction costs, and in capital gains which may have to be distributed to shareholders of the respective Fund.

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Capitalization

      The following tables set forth, as of July 31, 2003, the unaudited capitalization of each Advantus Fund and the Class A shares of the Ivy Fund into which it will be reorganized, and the unaudited pro forma combined capitalization of such Ivy Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

		Net Asset
		Value	Shares
Fund	Net Assets	Per Share	Outstanding

	(millions)		(millions)
Ivy Bond Fund† Class A	—	—	—
Advantus Bond Fund* Class A	$18.0	$10.55	1.7
Advantus Bond Fund Class B	$5.2	$10.58	0.5
Advantus Bond Fund Class C	$1.2	$10.54	0.1
Ivy Bond Fund Class A, Pro Forma Combined	$24.4	$10.55	2.3

Ivy Value Fund† Class A	—	—	—
Advantus Cornerstone Fund* Class A	$63.4	$12.49	5.1
Advantus Cornerstone Fund Class B	$4.8	$12.27	0.4
Advantus Cornerstone Fund Class C	$0.6	$12.23	0.0
Ivy Value Fund Class A, Pro Forma Combined	$68.8	$12.49	5.5

Ivy Small Cap Growth Fund* Class A	$36.2	$9.79	3.6
Advantus Enterprise Fund Class A	$35.4	$8.28	4.3
Advantus Enterprise Fund Class B	$3.0	$7.37	0.4
Advantus Enterprise Fund Class C	$0.4	$7.36	0.1
Ivy Small Cap Growth Fund Class A, Pro Forma Combined	$75.0	$9.79	9.0

Ivy Large Cap Growth Fund* Class A	$26.6	$8.36	3.2
Advantus Horizon Fund Class A	$21.7	$12.34	1.8
Advantus Horizon Fund Class B	$6.1	$11.20	0.5
Advantus Horizon Fund Class C	$0.6	$11.28	0.0
Ivy Large Cap Growth Fund Class A, Pro Forma Combined	$55.0	$8.36	3.8

Ivy Core Equity Fund* Class A	$43.9	$7.49	5.9
Advantus Index 500 Fund Class A	$20.4	$13.01	1.6
Advantus Index 500 Fund Class B	$13.3	$12.76	1.0
Advantus Index 500 Fund Class C	$1.6	$12.73	0.1
Ivy Core Equity Fund Class A, Pro Forma Combined	$79.2	$7.49	10.6

Ivy International Balanced Fund† Class A	—	—	—
Advantus International Balanced Fund* Class A	$44.9	$10.84	4.1
Advantus International Balanced Fund Class B	$2.9	$10.57	0.3
Advantus International Balanced Fund Class C	$0.9	$10.58	0.1
Ivy Core Equity Fund Class A, Pro Forma Combined	$48.7	$10.84	4.5

Ivy Money Market Fund* Class A	$14.3	$1.00	14.3
Advantus Money Market Fund	$37.1	$1.00	37.1
Ivy Money Market Fund Class A, Pro Forma Combined	$51.4	$1.00	51.4

Ivy Mortgage Securities Fund† Class A	—	—	—
Advantus Mortgage Securities Fund* Class A	$90.1	$10.89	8.3
Advantus Mortgage Securities Fund Class B	$37.3	$10.91	3.4
Advantus Mortgage Securities Fund Class C	$16.6	$10.89	1.5
Ivy Mortgage Securities Fund Class A, Pro Forma Combined	$144.0	$10.89	13.3

Ivy Real Estate Securities Fund† Class A	—	—	—
Advantus Real Estate Securities Fund* Class A	$59.6	$13.42	4.4
Advantus Real Estate Securities Fund Class B	$2.2	$13.36	0.2
Ivy Real Estate Securities Fund Class A, Pro Forma Combined	$61.8	$13.42	4.6

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		Net Asset
		Value	Shares
Fund	Net Assets	Per Share	Outstanding

	(millions)		(millions)
Ivy Balanced Fund† Class A	—	—	—
Advantus Spectrum Fund* Class A	$38.6	$12.13	3.2
Advantus Spectrum Fund Class B	$10.4	$12.04	0.9
Advantus Spectrum Fund Class C	$2.4	$11.95	0.2
Ivy Balanced Fund Class A, Pro Forma Combined	$51.4	$12.13	4.2

Ivy Small Cap Value Fund† Class A	—	—	—
Advantus Venture Fund* Class A	$58.7	$12.94	4.5
Advantus Venture Fund Class B	$5.1	$12.45	0.4
Advantus Venture Fund Class C	$1.1	$12.52	0.1
Ivy Small Cap Value Fund Class A, Pro Forma Combined	$64.9	$12.94	4.9

†	This is a newly organized shell Ivy Fund that will have no assets prior to the Reorganization. The “Pro Forma Combined Capitalization” is based on the capitalization of the corresponding Advantus Fund as of July 31, 2003, as if the Class B and Class C Advantus Fund shares had been converted into Class A Advantus Fund shares on such date.

*	The accounting survivor for financial statement purposes.

Shareholder Rights

      The following is a summary of the major differences between the governing documents and laws applicable to the Advantus Funds prior to and after the Reorganizations. The Advantus Funds are all separate Minnesota corporations organized under the provisions of Minnesota law and the articles of incorporation and bylaws which govern each Advantus Fund. The Advantus Enterprise Fund, Advantus Horizon Fund, Advantus Index 500 Fund and Advantus Money Market Fund will each be reorganized, subject to shareholder approval, into a separate series of Ivy Funds, Inc., a Maryland corporation (the “Ivy Corporation”). The Advantus Bond Fund, Advantus Cornerstone Fund, Advantus International Balanced Fund, Advantus Mortgage Securities Fund, Advantus Real Estate Securities Fund, Advantus Spectrum Fund and Advantus Venture Fund will be reorganized, subject to shareholder approval, into separate, newly formed series of Ivy Fund, a Massachusetts business trust (the “Ivy Trust”). Except as otherwise noted below, the provisions of Minnesota law and the articles of incorporation and bylaws which currently govern each Advantus Fund are substantially similar to the provisions of Maryland or Massachusetts law and the articles of incorporation or declaration of trust and bylaws that will govern Advantus Funds following the Reorganization.

      Shares. The authorized capital of each Advantus Fund consists of ten billion shares of capital stock with a par value of $.01 per share. The shares may be classified by the Board in one or more classes with such rights and preferences as stated or expressed in a resolution adopted by the Board providing for the issuance of the class or classes. The Board has the authority to provide that shares of any class shall be convertible into shares of one or more other classes.

      Ivy Corporation is authorized to issue six billion shares of capital stock, with a par value of $.01 per share. The shares may be issued by the Board of Directors in such separate and distinct series and classes of series as the Board shall create and establish. The Board may change the designation of any fund and may increase or decrease the numbers of shares of any fund but may not decrease the number of shares of any fund below the number of shares then outstanding. Currently, Ivy Corporation consists of 12 separate investment series.

      Ivy Trust is authorized to issue an unlimited number of shares, without a par value per share. The shares may be issued by the Board of Trustees in such separate and distinct series and classes of series as the Board shall from time to time create and establish. The Board also may authorize division of the shares or a series of shares into two or more classes. The Board may change the designation of any fund and may increase or decrease the numbers of shares of any fund but may not decrease the number of

50

shares of any fund below the number of shares then outstanding. Currently, Ivy Trust consists of 15 separate investment series.

      Shareholder Meetings. The Advantus Funds do not hold periodically scheduled shareholder meetings. Minnesota corporate law does not require an annual meeting. Instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of an Advantus Fund may demand a regular meeting of shareholders of the Advantus Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Advantus Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Advantus Fund. A special meeting may also be called at any time by the chief executive officer, two or more directors, or a shareholder or shareholders holding ten percent of the voting shares of the Fund. At a meeting, called for the purpose, shareholders may remove any director by a vote of two-thirds of the outstanding shares. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions, and for all investment advisory contracts and amendments thereto.

      Ivy Corporation does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose. Special meetings may be called at any time by the chairman, the president or a vice-president, or by a majority of the Board. Special meetings are called upon the written request of the holders of shares entitled to vote not less than 10 percent of all the shares entitled to be voted at such meeting. No special meeting is required to be called upon the request of the holders of shares entitled to vote less than a majority of all the shares to consider any matter which is substantially the same as a matter voted upon at any special meeting of the shareholders held during the preceding 12 months.

      Ivy Trust also does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose. If the trustees do not call or give notice of a meeting for a period of 30 days after written application by shareholders holding at least 10 percent of the shares then outstanding, then the shareholders holding at least 10 percent of the shares then outstanding may call and give notice of such a meeting.

      Quorums. The bylaws of each Advantus Fund provide that the holders of 10 percent of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting. The bylaws of Ivy Corporation provide that the presence in person or by proxy of the stockholders entitled to cast one-third of the votes at the meeting shall constitute a quorum for the transaction of business at any stockholders meeting. The declaration of trust of Ivy Trust provides that a majority of the shares entitled to vote at the meeting shall constitute a quorum for the transaction of business at any shareholders meeting.

      Notice of Meetings. Notice regarding meetings must be mailed to shareholders of each Advantus Fund at least 10 days prior to the meeting, or two weeks in the case of a meeting at which an agreement of merger or consolidation is to be considered. Notice must be mailed to each shareholder of Ivy Corporation entitled to vote at least 10 days, but not more than 90 days, before the shareholders meeting. The shareholders of Ivy Trust must be provided written notice by mailing at least seven days before any meeting of shareholders.

      Number of Directors or Trustees. The articles of incorporation and bylaws of the Advantus Funds provide that the initial number of directors of the Advantus Fund shall be five directors. Thereafter, the number of directors may be established by resolution of the shareholders (subject to the authority of the

51

Board of Directors to increase the number of directors as permitted by law). There are currently four directors of each Advantus Fund. The articles of incorporation and bylaws of Ivy Corporation provide that the number of directors shall initially be sixteen. Thereafter, the board of directors, by the vote of a majority of the entire Board, may change the number of directors to a number not less than three nor more than seventeen. There are currently nine directors of Ivy Corporation. The declaration of trust of Ivy Trust provides that the initial number of trustees shall be seven trustees. There are currently nine trustees of Ivy Trust.

      Removal of Directors or Trustees. The bylaws of the Advantus Funds provide that a director may be removed with or without cause at any time by the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote on the election of directors. The bylaws of Ivy Corporation provide that a director may be removed with or without cause at a meeting duly called at which a quorum is present, by the vote of the holders of a majority of the shares represented at the meeting. The declaration of trust of Ivy Trust provides that a trustee may be removed at a shareholder meeting by the vote of two-thirds of the outstanding shares of Ivy Trust or by a written instrument signed by at least two-thirds of the number of trustees prior to the removal.

      Shareholder Liability. Minnesota law, which governs the Advantus Funds, provides that a shareholder is under no obligation to the corporation or its creditors with respect to his or her shares, except to pay to the corporation the full consideration for which the shares were issued. However, a shareholder who receives a distribution made in violation of Minnesota law is liable to the extent that the distribution received by the shareholder exceeded the amount that could properly have been paid under Minnesota law. Under Maryland law, shareholders who have paid the subscription price for their stock have no personal liability for acts or obligations of the corporation, except to the extent that liability is imposed under any other provision of Maryland law. The declaration of trust of Ivy Trust contains limitations on the liability of shareholders. Under certain circumstances, however, shareholder of these funds may be held personally liable as partners under Massachusetts law for acts or obligations of the trust. To protect shareholders, the declaration of trust expressly disclaims the liability of shareholders for acts and obligations of Ivy Trust. The declaration of trust also provides shareholders with rights of indemnification in the unlikely event that a shareholder is held personally liable for an obligation of the fund.

      Director or Trustee Indemnification. The articles of incorporation of the Advantus Funds indemnify directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which prohibits any provisions which purport to limit the liability of directors arising from such directors’ willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors). Under Minnesota law, a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the person’s position with the corporation against liabilities arising from such proceeding if it is established that (i) the person acted in good faith, (ii) the person received no improper personal benefit, (iii) in the case of a criminal proceeding, the person had no reasonable cause to believe the act or omission was unlawful, (iv) the person had not otherwise been indemnified by another organization, and (v) the person reasonably believed that the conduct was in (or, in certain cases, not opposed to) the best interests of the corporation.

      Minnesota law also provides that indemnification is not payable by a corporation unless a determination has been made that the person has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. With respect to persons who are not directors, officers, or controlling persons of a Fund, such

52

determination may be made by a committee of the board of directors. If an adverse determination or no determination is made under the foregoing provisions, then the matter may be submitted to a court.

      Under Minnesota law, indemnification expenses may be paid in advance of the final disposition if (1) the applicable person provides (a) a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification has been met and (b) a written undertaking, which need not be secured, to repay the amount if it is determined that the standard of conduct has not been met and (2) a determination is made that the facts then known to those making the determination would not preclude indemnification under the statute. Under Minnesota law, any corporation that indemnifies or advances expenses to a person with regard to a proceeding by or on behalf of the corporation shall report that indemnification or advance to its shareholders no later than the next meeting of the shareholders.

      The directors of Ivy Corporation generally are not liable for any obligation of the funds. Like the Advantus Funds, the corporation will indemnify its directors against all liabilities and expenses, except for those arising from the director’s willful misfeasance, bad faith, gross negligence or reckless disregard of such director’s duties. Maryland law prescribes the circumstances under which a director may be indemnified. Agents may be indemnified and advanced expenses to the same extent as directors, as determined by the board.

      Under Maryland law, which governs Ivy Corporation, a corporation may indemnify any director against liabilities for acts incurred by reason of service to the corporation unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a “Corporate Liability”) or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director’s official capacity (a “Personal Liability”).

      Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. Upon the application of a director, a court may order indemnification if it determines that (i) such director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director’s expenses in cases involving Corporate Liability or Personal Liability.

      Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (i) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and (ii) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured.

      The trustees of Ivy Trust also are generally not liable for any obligation of the funds. Ivy Trust will indemnify its trustees against all liabilities and expenses, except for those actions in which the trustee is finally adjudicated not to have acted in good faith in the reasonable belief that the actions were in the best interests of Ivy Trust, or to be liable to Ivy Trust or its shareholders for willful malfeasance, bad faith,

53

gross negligence or reckless disregard of the duties involved in the conduct of their role as of the trustees. Expenses are paid by Ivy Trust prior to the final disposition of any action, suit or proceeding against a trustee.

      Personal Liability of Directors or Trustees and Officers. The articles of incorporation of each of the Advantus Funds provide that, to the fullest extent permitted by the Minnesota Business Corporation Act and the Investment Company Act of 1940, a director of an Advantus Fund shall not be liable to the Fund or its shareholders for monetary damages for breach of fiduciary duty as a director. Under Minnesota law, a director may not be excused from personal liability (i) for any breach of the directors’ duty of “loyalty” to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. Under the 1940 Act, a director or officer may not be excused from personal liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Minnesota law does not permit a corporation to excuse its officers from personal liability for breach of fiduciary duty.

      Under Maryland law, which governs Ivy Corporation, a director or officer may not be excused from personal liability for a fiduciary breach (1) where he or she is proved to have actually received an improper benefit or profit in money, property, or services actually received or (2) to the extent that an adverse judgment or other final adjudication is entered in a proceeding against such director or officer based on a finding in the proceeding that such person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

      The declaration of trust of Ivy Trust provides that the trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of Ivy Trust, or an act or omission of any other trustee.

      Dissolution. Under Minnesota law, which governs the Advantus Funds, a corporation may be dissolved at a meeting of the shareholders by vote of the majority of the shares entitled to vote. However, this provision is not available to dissolve a separate series of a Minnesota corporation without dissolving the corporation itself, which would be the case if one or more other series of the corporation remained or might remain outstanding after the dissolution of the series in question. Under Maryland law, which governs Ivy Corporation, a corporation may be dissolved, upon submission of a resolution by the majority of the board of directors at a meeting of the shareholders, by the affirmative vote of two-thirds of all the votes entitled to be cast on such resolution. The declaration of trust of Ivy Trust provides that the trust may be terminated by a vote of the shareholders holding at least 66 2/3 percent of the shares of each series entitled to vote or by the trustees by written notice to the shareholders.

      Amendments. Pursuant to Minnesota law, the articles of incorporation of each Advantus Fund may be amended upon approval, by the affirmative vote of the holders of the greater of (1) a majority of the voting power of the shares present and entitled to vote or (2) a majority of the voting power of the minimum number of the shares entitled to vote that would constitute a quorum for the transaction of business at the meeting, of a resolution (a) proposed by the affirmative vote of a majority of the directors present at a meeting of the board of directors, or (b) proposed by a shareholder or shareholders holding 3 percent or more of the voting power of the shares entitled to vote; provided, however, that if the articles provide for a larger proportion or number to transact a specified type of business at a meeting, the affirmative vote of that larger proportion or number is necessary to amend the articles to decrease the proportion or number necessary to transact business. The bylaws of each Advantus Fund may be amended by the shareholders (upon a proposal by a shareholder or shareholders holding 3 percent or more of the shares entitled to vote) or by the board of directors (unless reserved to the shareholders by the bylaws of each Advantus Fund or by Minnesota law), subject to the power of the shareholders to repeal such an amendment.

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      In contrast, the articles of incorporation of Ivy Corporation may only be amended upon adoption of a resolution to that effect by the board of directors and approval of such resolution by the holders of a majority of the shares entitled to vote. Maryland law, however, permits the directors to amend the articles without shareholder approval to (1) increase or decrease the aggregate number of shares of stock, or the number of shares of stock of any class, that a fund has authority to issue, or (2) to change a fund’s name or aggregate par value, or the name or par value of any series or class of a fund. The bylaws may be amended by a majority of the board of directors or, at a meeting of the shareholders, by the holders of a majority of the shares entitled to vote.

      The declaration of trust of Ivy Trust may be amended by an instrument in writing signed by a majority of the trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote. Amendments to the declaration of trust that change the name of Ivy Trust or cure any ambiguity do not require authorization by shareholder vote. The bylaws may be amended by a majority of the trustees then in office at any meeting of the trustees or by one or more writings signed by a majority of trustees.

      The foregoing is only a summary of certain rights of shareholders of the Ivy Funds and the Advantus Funds under their governing charter documents, bylaws and state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

INFORMATION ABOUT THE IVY FUNDS AND THE ADVANTUS FUNDS

Ivy Funds

      A discussion of the performance of Ivy Small Cap Growth Fund, Ivy Large Cap Growth Fund and Ivy Core Equity Fund during their last fiscal year is included in this Proxy Statement/Prospectus as Appendix C.

      The Ivy Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Ivy Funds can be obtained by writing or calling the Ivy Funds at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217, 800-777-6472.

      Copies can also be inspected and copied by the public at the following locations of the SEC:

Public Reference Room 450 Fifth Street, N.W. Room 1024 Washington, D.C. 20549	Midwest Regional Office Citicorp Center, Suite 1400 500 West Madison Street Chicago, Illinois 60661

      Copies of the information also may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is http://www.sec.gov.

Advantus Funds

      The Advantus Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Advantus Funds can be obtained by calling or writing the Advantus Funds at 400 Robert Street North, St. Paul, Minnesota 55101-2098, 800-665-6005.

55

      Copies can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC’s Internet site at http://www.sec.gov.

VOTING INFORMATION

General Information

      This solicitation is being made primarily by the mailing of this Proxy Statement/Prospectus and the accompanying proxy card(s). Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of Advantus Capital. Advantus Capital may also arrange for an outside firm, Georgeson Shareholder Communications, Inc. (“Georgeson”), to solicit shareholder votes by telephone on behalf of the Advantus Funds. Advantus Capital will pay for the services provided by Georgeson, which are expected to cost approximately $83,000. Advantus Capital will also pay the cost of preparing, printing and mailing the Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, and will reimburse brokerage firms and other financial intermediaries for their reasonable expenses in forwarding solicitation materials to shareholders.

Voting Rights and Required Vote

      Shareholders of each Advantus Fund are entitled to one vote for each full share held and are entitled to fractional votes for fractional shares. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Advantus Funds a written notice of revocation or a subsequently executed proxy or by attending the meeting and voting in person. If you return an executed proxy card without instructions, your shares will be voted “for” the proposal.

      In order for the shareholder meeting to go forward for a Fund, there must be a quorum. This means that at least 10% of that Fund’s shares must be represented at the meeting, either in person or by proxy. All returned proxies other than broker non-votes count toward a quorum, regardless of how they are voted. An abstention will be counted as shares present at the meeting in determining whether the proposal has been approved, and will have the same effect as a vote against the proposal. Broker non-votes will not be counted as present in calculating the vote on the proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If a quorum is not obtained or if sufficient votes to approve the proposal are not obtained for any Fund, the proxies may propose one or more adjournments of the meeting with respect to that Fund to permit further solicitation of proxies. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

      For each Advantus Fund, approval of the Reorganization Plan requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares on the record date.

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Record Date and Outstanding Shares

      Only shareholders of record of the Advantus Funds at the close of business on September 30, 2003 are entitled to notice of and to vote at the meeting and any postponement or adjournment thereof. On that date, each Advantus Fund had the following number of shares outstanding and entitled to vote:

Total Number
of Shares
Name of Fund	Outstanding

Advantus Bond Fund	2,181,657
Advantus Cornerstone Fund	5,451,777
Advantus Enterprise Fund	4,697,212
Advantus Horizon Fund	2,256,237
Advantus Index 500 Fund	2,689,378
Advantus International Balanced Fund	4,404,536
Advantus Money Market Fund	33,939,911
Advantus Mortgage Securities Fund	12,920,021
Advantus Real Estate Securities Fund	5,183,039
Advantus Spectrum Fund	4,111,062
Advantus Venture Fund	5,011,989

Security Ownership of Certain Beneficial Owners and Management

      As of the record date, all of the directors and officers of the Advantus Funds, as a group, owned less than 1% of the outstanding shares of each Advantus Fund. The following table includes information regarding the persons who were known to Advantus Fund management to be the record or beneficial owners of 5% or more of a class of shares of any of the Advantus Funds as of the record date, including the percentage of the Class A shares of the applicable Ivy Fund they would have owned after the Reorganization if the Reorganization had occurred on the record date. Minnesota Life, the parent company of Advantus Capital, and affiliates of Minnesota Life, own a majority of the outstanding shares of Advantus Cornerstone Fund, Advantus Enterprise Fund, Advantus International Balanced Fund, Advantus Real Estate Securities Fund and Advantus Venture Fund, and more than 25% of the outstanding shares of Advantus Index 500 Fund. A shareholder who owns beneficially 25% or more of the outstanding voting securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Minnesota Life and its affiliates intend to vote their shares “for” the proposal.

5% owners as of September 30, 2003

				Percent of Ivy
				Fund Class A
		Number of	Percent	after the
Fund/Name and Address of Record or Beneficial Owner	Share Class	Shares Owned	of Class	Reorganization

Advantus Bond Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	341,589	21.0%	15.65%
Philip C. Northcutt
4901 East Sunrise Drive, Apt. #115
Tucson, AZ 85718	C	5,872	5.7%	0.27%
Advantus Cornerstone Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	4,228,043	84.0%	77.66%

57

				Percent of Ivy
				Fund Class A
		Number of	Percent	after the
Fund/Name and Address of Record or Beneficial Owner	Share Class	Shares Owned	of Class	Reorganization

Advantus Enterprise Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	3,555,893	83.6%	41.38%
M. David Thornton
Debra M. Thornton
Joint Tenants
2865 Monterey Boulevard
Brookfield, WI 53005	C	5,880	10.9%	0.06%
State Street Bank and Trust Company
Custodian of the IRA for
Thomas C. Tyler
6789 Kings Way
Hudson, Ohio 44236	C	3,101	5.8%	0.03%
Advantus Index 500 Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	709,723	45.6%	11.82%
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	C	11,022	9.1%	0.18%
Advantus International Balanced Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	3,222,851	79.4%	73.32%
Patrick Ryan
3467 Stoney Road
Rockland, CA 95765	C	4,606	6.0%	0.10%
Advantus Money Market Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	N/A	5,051,681	14.9%	10.27%
Advantus Mortgage Securities Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	747,445	9.0%	5.78%
Robert E. Reckwerdt and
Mona L. Reckwerdt JTWROS
c/o Robbies Full Service Marina
7281 Shrimp Road Stock Island
Key West, FL 33040	C	82,033	6.1%	0.64%
Advantus Real Estate Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	4,150,208	82.7%	80.08%

58

				Percent of Ivy
				Fund Class A
		Number of	Percent	after the
Fund/Name and Address of Record or Beneficial Owner	Share Class	Shares Owned	of Class	Reorganization

Advantus Spectrum Fund
Rolland T. Scales
5455 La Sierra Drive, #705
Dallas, TX 75231	C	14,237	8.0%	0.34%
Advantus Venture Fund
Minnesota Life and Affiliates
400 Robert Street North
St. Paul, MN 55101	A	4,017,623	88.9%	80.46%
NFSC FEBO #APX-709123
Carl Hewitt
4718 Meridian Avenue, #150
San Jose, CA 95118	C	12,927	15.2%	0.25%
M. David Thornton
Debra M. Thornton
Joint Tenants
2865 Monterey Boulevard
Brookfield, WI 53005	C	5,472	6.4%	0.11%

      As of the record date, all of the directors and officers of the Ivy Funds, as a group, owned less than 1% of the outstanding shares of each Ivy Fund. The following table includes information regarding the persons who were known to Ivy Fund management to be the record or beneficial owners of 5% or more of a class of shares of any of the Ivy Funds as of the record date, including the percentage they would have owned after the Reorganization if the Reorganization had occurred on the record date:

				Percent of Ivy
				Fund Class A
		Number of	Percent	after the
Fund/Name and Address of Record or Beneficial Owner	Share Class	Shares Owned	of Class	Reorganization

Ivy Large Cap Growth Fund
Waddell & Reed Inc
Attn: Bernita Moorshead
P O Box 29217
Shawnee Mission KS 66201-9217	A	302,959	8.54%	4.44%
Ivy Small Cap Growth Fund
Nationwide Trust Company FSB
c/p IPO Portfolio Accounting
P O Box 182029
Columbus OH 43218-2029	A	234,955	6.87%	3.16%
Ivy Money Market Fund
Waddell & Reed Inc
Attn: Bernita Moorshead
P O Box 29217
Shawnee Mission KS 66201-9217	A	3,260,820	21.33%	6.63%
Michael G Smith Trustee
U/A Dtd 11/03/1998
221 Adams St
Hinsdale IL 60521-3125	A	803,530	5.26%	1.63%
Carn & Co
Cholestech Corp 401(k) Plan Ret Sv Plan
ATTN: Mutual Funds-Star Group
P O Box 96211
Washington DC 20090-6211	A	975,772	6.38%	1.98%

59

Other Business

      The Board of Directors of the Advantus Funds knows of no other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed proxy.

Shareholder Proposals

      Neither the Advantus Funds nor the Ivy Funds hold annual or other regular meetings of shareholders. Since the Funds do not hold regular meetings of shareholders, the anticipated date of the next shareholder meeting of the Advantus Funds or the Ivy Funds cannot be provided. To be considered for inclusion in the proxy statement for any subsequent meeting of shareholders, a shareholder proposal must be submitted a reasonable time before the proxy statement for that meeting is mailed. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its inclusion.

Board Recommendations

      After carefully considering the issues involved, the Board of Directors of the Advantus Funds has unanimously concluded that the proposed Reorganizations are in the best interests of the shareholders of each Advantus Fund and recommends that you vote to approve your Fund’s Reorganization Plan. Whether or not you expect to attend the meeting, you are urged to promptly sign, fill in and return the enclosed proxy.

By Order of the Board of Directors,

/s/ MICHAEL J. RADMER

Michael J. Radmer
Secretary

60

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

BETWEEN AN ADVANTUS FUND AND IVY FUNDS, INC.

      THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of                     , 2003, between Ivy Funds, Inc., a Maryland corporation (“Ivy”), on behalf of its series,                     Fund (“Acquiring Fund”), and Advantus                     Fund, Inc., a Minnesota corporation (“Target Fund). (Acquiring Fund and Target Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”)

      All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by Ivy on behalf of Acquiring Fund.

      Ivy, on behalf of Acquiring Fund, and Target Fund wish to effect a reorganization, as described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under section 368 of the Code (“Regulations”). Target Fund and Acquiring Fund each have multiple classes of shares. Holders of each class of shares of Target Fund (“Target Fund Shares”) will receive Class A shares of Acquiring Fund (“Acquiring Fund Shares”) in the reorganization. The reorganization will involve the transfer of the assets of Target Fund to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of Target Fund’s liabilities, followed by the constructive distribution of those Acquiring Fund Shares pro rata to the holders of Target Fund Shares, all on the terms and conditions set forth herein. (All such transactions involving Target Fund and Acquiring Fund are referred to herein as the “Reorganization.”)

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.     PLAN OF REORGANIZATION

      1.1.     Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3, except the expenses of the Reorganization contemplated hereby to be paid by Advantus Capital Management, Inc. pursuant to paragraph 8.1 (“Liabilities”), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of Target Fund less the Liabilities of Target Fund by the net asset value (“NAV”) of an Acquiring Fund Share (all computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2.     The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund’s books, and other property or assets owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

      1.3.     The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Target Fund, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation (“Articles of Incorporation”) and bylaws of Target Fund.

      1.4.     At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (within the meaning of section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends paid) for the current taxable year through the Effective Time.

      1.5.     At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall liquidate and distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund’s shareholders of record, determined as of the Effective Time (each, a “Shareholder”), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Ivy’s transfer agent’s opening accounts on Acquiring Fund’s share transfer books in the Shareholders’ names and transferring such Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares shall simultaneously be canceled on Target Fund’s share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6.     No front-end sales charges will be incurred by Target Fund shareholders in connection with their acquisition of Acquiring Fund Shares pursuant to this Agreement.

      1.7.     As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target Fund shall wind up its affairs, shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, and shall file an application for deregistration on Form N-8F.

      1.8.     Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.     VALUATION

      2.1.     For purposes of paragraph 1.1(b), the value of the Assets, the amount of the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the date of the Closing (“Valuation Time”). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in Acquiring Fund’s then-current prospectus and statement of additional information (“SAI”). The value of the Assets and the amount of the Liabilities shall be computed using the valuation procedures set forth in Target Fund’s then-current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by the Funds. The Funds agree to use all commercially reasonable efforts to resolve, before the Valuation Time, any material differences between the value of the Assets and the amount of the Liabilities determined in accordance with the respective valuation procedures of the Funds.

3.     CLOSING AND EFFECTIVE TIME

      3.1.     The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, at 8:00 a.m., Central time, on December 8, 2003, or at such other place and/or on such other date as to which the Funds may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of 8:00 a.m. on the date thereof or at such other time as to which the Funds may agree (“Effective Time”). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets, the amount of the Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

      3.2.     The portfolio securities of Target Fund shall be made available by Target Fund to UMB Bank, n.a., as custodian for Acquiring Fund (the “Custodian”), for examination no later than six business days preceding the date of the Closing. On the date of the Closing, the portfolio securities of Target Fund and all Target Fund’s cash shall be delivered by Target Fund to the Custodian for the account of Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “UMB Bank, n.a., custodian for                     Fund, a series of Ivy Funds, Inc.”

      3.3.     Target Fund shall deliver to Ivy at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Target Fund’s custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.4.     Target Fund’s transfer agent shall deliver to Ivy at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Ivy’s transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund’s share transfer books of accounts in the Shareholders’ names. Ivy shall issue and deliver a confirmation to Target Fund evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Target Fund that such Acquiring Fund Shares have been credited to Target Fund’s account on Acquiring Fund’s books. At the Closing, Target Fund and Ivy each shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other party or its counsel reasonably requests.

      3.5.     Target Fund and Ivy each shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time.

4.     REPRESENTATIONS AND WARRANTIES

      4.1.     Target Fund represents and warrants as follows:

4.1.1. Target Fund is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its Articles of Incorporation are on file with the Secretary of the State of the State of Minnesota;

4.1.2. Target Fund is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and such registration is in full force and effect;

4.1.3. All Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws; the authorized capital of the Target Fund consists of 10 billion common shares, par value of $0.01 per share. The outstanding shares of Target Fund are, and at the Date of the Closing will be, [of a single class] [divided into Class A shares, Class B shares and Class C shares], each having the characteristics described in Target Fund’s prospectus and SAI; no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any common shares in the Target Fund of any class are outstanding and none will be outstanding on the Date of the Closing;

4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto free of any liens or other encumbrances and without any restrictions upon the transfer thereof, except as otherwise disclosed in writing to and accepted by Ivy;

4.1.5. Target Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (“1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Target Fund is a party, other than contracts made in the ordinary course of business, that are not referred to in such prospectus or SAI or in the registration statement of which they are a part;

4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Target Fund’s Articles of Incorporation or bylaws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Ivy;

4.1.7. Except as otherwise disclosed in writing to and accepted by Ivy, Target Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the date of the Closing will be due from Target Fund;

4.1.8. Except as otherwise disclosed in writing to and accepted by Ivy, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target Fund’s knowledge) threatened against Target Fund, any person whom Target Fund may be obligated to indemnify, or any of Target Fund’s properties or assets that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Target Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target Fund’s board of directors; and, subject to approval by Target Fund’s shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund’s shareholders;

4.1.11. No governmental consents, approvals, authorizations, or filings are required for the execution or performance of this Agreement by Target Fund, except for (a) the filing with the Securities and Exchange Commission (“SEC”) of a registration statement by Ivy on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus/proxy statement (“Proxy Statement”), (b) such other consents, approvals, authorizations, or filings as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico), and (c) such consents, approvals, authorizations, and filings as have been made or received;

4.1.12. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Ivy for use therein;

4.1.13. There are no Liabilities (for purposes of this paragraph, as defined in paragraph 1.3 but excluding “at the Effective Time”) other than Liabilities disclosed or provided for in Target Fund’s financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to [January 31] [March 31], 2003, or otherwise previously disclosed to Ivy, none of which has been materially adverse to the business, assets, or results of Target Fund’s operations;

4.1.14. Target Fund is a “fund” as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code (“RIC”) for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all the requirements for such qualification for the taxable year ending on the date of the Closing; the assets of the Target Fund will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

4.1.15. Target Fund’s federal income tax returns and all applicable state, local and foreign tax returns which are required to have been filed have been timely filed and all taxes which are due and payable have been timely paid;

4.1.16. Target Fund’s financial statements for the six months ended [January 31] [March 31], 2003, as set forth in its semi-annual report on Form N-30D, fairly represent Target Fund’s financial position as of such date and the results of its operations and changes in its net assets for the period then ended in accordance with generally accepted accounting principles consistently applied;

4.1.17. At the date of Closing, Target Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of Target Fund pursuant to this Agreement, Acquiring Fund will remain a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Acquiring Fund’s prospectus and SAI, as amended through the date of the Closing; and

4.1.18. Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as otherwise disclosed in writing to and accepted by Ivy.

      4.2.     Ivy represents and warrants as follows:

4.2.1. Ivy is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its articles of incorporation are on file with the Secretary of State of the State of Maryland;

4.2.2. Ivy is duly registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect;

4.2.3. Acquiring Fund is a duly established and designated series of Ivy;

4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will have been duly authorized at the Effective Time and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

4.2.6. Acquiring Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which Acquiring Fund is a party, other than contracts made in the ordinary course of business, that are not referred to in such prospectus or SAI or in the registration statement of which they are a part;

4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Ivy’s articles of incorporation or bylaws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Target Fund;

4.2.8. Except as otherwise disclosed in writing to and accepted by Target Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Ivy’s knowledge) threatened against Ivy, any person whom Ivy may be obligated to indemnify, or any of Ivy’s properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Ivy knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Ivy’s board of directors (together with Target Fund’s board of directors, the “Boards”); no approval of this Agreement by Acquiring Fund’s shareholders is required under Ivy’s articles of incorporation or bylaws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.2.10. No governmental consents, approvals, authorizations, or filings are required for the execution or performance of this Agreement by Ivy, except for (a) the filing with the SEC of the Registration Statement, (b) such other consents, approvals, authorizations, or filings as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws, and (c) such consents, approvals, authorizations, and filings as have been made or received;

4.2.11. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target Fund for use therein;

4.2.12. Acquiring Fund is a “fund” as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it, and Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

4.2.13. Acquiring Fund’s federal income tax returns and all applicable state, foreign and local tax returns which are required to have been filed have been timely filed and all taxes which are due and payable have been timely paid;

4.2.14. Acquiring Fund’s financial statements for the [year ended , 200 ][six months ended , 200 ], as set forth in its [annual] [semi-annual] report on Form N-30D, fairly represent Acquiring Fund’s financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

4.2.15. Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as otherwise disclosed in writing to and accepted by Target Fund.

      4.3.     Target Fund and Ivy each represent and warrant to the other that there is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.

5.     COVENANTS

      5.1.     Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund’s normal business activities.

      5.2.     Target Fund covenants to call a shareholders’ meeting to be held prior to the date of the Closing to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3.     Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4.     Target Fund covenants that it will assist Ivy in obtaining information Ivy reasonably requests concerning the beneficial ownership of Target Fund Shares.

      5.5.     Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Ivy at the Closing.

      5.6.     Each Fund covenants to cooperate in preparing the Proxy Statement and the Registration Statement in compliance with applicable federal and state securities laws.

      5.7.     Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8.     Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.9.     Target Fund covenants that it will furnish to Acquiring Fund tax returns, signed by a manager or partner of KPMG LLP, for the fiscal year ended                     , 200          , and signed pro forma tax returns for the period from                     , 200          to the date of the Closing Date (which pro forma tax returns shall be furnished promptly after the date of the Closing).

      5.10.     Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.     CONDITIONS PRECEDENT

      The obligations of each of Target Fund and Ivy hereunder shall be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1.     This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund’s shareholders in accordance with Target Fund’s Articles of Incorporation and bylaws and applicable law.

      6.2.     All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Target Fund or Ivy to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that either Target Fund or Ivy may for itself waive any of such conditions.

      6.3.     The Target Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Target Fund, as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

      6.4.     At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.5.     Target Fund shall have received an opinion of Bell, Boyd & Lloyd LLC, counsel to Ivy substantially to the effect that:

6.5.1. Acquiring Fund is a duly established series of Ivy, a corporation duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under its articles of incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its registration statement on Form N-1A (as amended to date);

6.5.2. This Agreement has been duly authorized, executed, and delivered by Ivy on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund’s shareholders is required under Ivy’s articles of incorporation or bylaws or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Target Fund and that the Proxy Statement and the Registration Statement comply with all applicable provisions of federal securities laws, this Agreement is a valid and binding obligation of Ivy with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.5.3. The Acquiring Fund Shares to be issued for transfer and delivery to the Shareholders as provided by this Agreement have been duly authorized and, upon such transfer and delivery, will be validly issued, fully paid and non-assessable Class A shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied;

6.5.4. The execution and delivery of this Agreement by Ivy on behalf of the Acquiring Fund did not, and the consummation of Ivy’s obligations hereunder will not, violate Ivy’s articles of incorporation or bylaws or any provision of any agreement filed as an exhibit to Ivy’s registration statement on Form N-1A, as amended to date, and to which Ivy (with respect to Acquiring Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or, to the knowledge of such counsel, any judgment or decree to which Ivy (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Fund;

6.5.5. To the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Ivy (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.5.6. To the knowledge of such counsel (after inquiry of officers of Ivy but without having made any further investigation), (a) no material litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Ivy (with respect to Acquiring Fund) or any of Acquiring Fund’s properties or assets and (b) Ivy (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business, in each case except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Fund; and

6.5.7. After inquiry of officers of Ivy by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to Acquiring Fund on or before the date of mailing of the Proxy Statement or the date of such opinion which is required to be disclosed in the Registration Statement which is not disclosed therein.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6.     Ivy shall have received an opinion of Dorsey & Whitney LLP, counsel to Target Fund, substantially to the effect that:

6.6.1. Target Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its registration statement on Form N-1A, as amended to date;

6.6.2. This Agreement (a) has been duly authorized, executed, and delivered by Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Ivy on behalf of Acquiring Fund, is a valid and binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.6.3. The execution and delivery of this Agreement by Target Fund did not, and the consummation of Target Fund’s obligations hereunder will not, violate Target Fund’s Articles of Incorporation or bylaws or any provision of any agreement filed as an exhibit to Target Fund’s registration statement on Form N-1A, as amended to date, and to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or, to the knowledge of such counsel, any judgment or decree to which Target Fund is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Ivy;

6.6.4. To the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.6.5. To the knowledge of such counsel (after inquiry of officers of Target Fund but without having made any further investigation), (a) no material litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target Fund or any of its properties or assets and (b) Target Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund’s business, in each case except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Ivy;

6.6.6. All issued and outstanding shares of Target Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with Target Fund’s registration statement on Form N-1A, or any amendments thereto, in effect at the time of such issuance;

6.6.7. Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, Target Fund will have duly transferred such assets to Acquiring Fund; and

6.6.8. After inquiry of officers of the Target Fund by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to Target Fund on or before the date of mailing of the Proxy Statement or the date of such opinion which is required to be disclosed in the Registration Statement which is not disclosed therein.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.7.     Target Fund and Ivy each shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

6.7.1. Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of Target Fund’s liabilities, followed by Target Fund’s distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

6.7.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of Target Fund’s liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

6.7.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

6.7.4. Acquiring Fund’s basis in the Assets will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for the Assets will include Target Fund’s holding period therefor;

6.7.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

6.7.6. A Shareholder’s aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

6.7.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will, in each instance, take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.7.2 and 6.7.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Target Fund or Ivy may waive any of the foregoing conditions (except the condition set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on the interests of Target Fund’s or Acquiring Fund’s shareholders, as the case may be.

7.     BROKERAGE FEES

      Each of Target Fund and Ivy represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.     EXPENSES; INDEMNIFICATION

      8.1     The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Advantus Capital Management, Inc.

      8.2     Acquiring Fund agrees to indemnify and hold harmless Target Fund and each of Target Fund’s directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Target Fund or any of Target Fund’s directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Ivy or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

      8.3     Target Fund agrees to indemnify and hold harmless Ivy, Acquiring Fund and each of Ivy’s directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Ivy, Acquiring Fund or any of Ivy’s directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.     ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in Articles 4 and 5 of this Agreement, other than those contained in paragraphs 5.5, 5.7, 5.8 and 5.9, shall not survive the Closing.

10.     TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund’s shareholders:

      10.1.     By either Target Fund or Ivy (a) in the event of the other party’s material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003;

      10.2.     If required by any final, non-appealable order, decree or judgment of any court or governmental body; or

      10.3.     By the parties’ mutual agreement.

      In the event of termination under paragraphs 10.1(c), 10.2 or 10.3, there shall be no liability for damages on the part of either party to the other party.

11.     AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund’s shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.     MISCELLANEOUS

      12.1.     This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      12.2.     Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      12.3.     This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

IVY FUNDS, INC.
on behalf of its series Fund

By:

Its: President

ADVANTUS FUND, INC.

By:

Its: President

Agreed and accepted as to paragraph 8.1 only

ADVANTUS CAPITAL MANAGEMENT, INC.

By:

Its: President

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

BETWEEN AN ADVANTUS FUND AND IVY FUNDS

      THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of                     , 2003, between Ivy Funds, a Massachusetts business trust (“Ivy”), on behalf of its series,                     Fund (“Acquiring Fund”), and Advantus                     Fund, Inc., a Minnesota corporation (“Target Fund). (Acquiring Fund and Target Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”)

      All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by Ivy on behalf of Acquiring Fund.

      Ivy, on behalf of Acquiring Fund, and Target Fund wish to effect a reorganization, as described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under section 368 of the Code (“Regulations”). Target Fund and Acquiring Fund each have multiple classes of shares. Holders of each class of shares of Target Fund (“Target Fund Shares”) will receive Class A shares of Acquiring Fund (“Acquiring Fund Shares”) in the reorganization. The reorganization will involve the transfer of the assets of Target Fund to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of Target Fund’s liabilities, followed by the constructive distribution of those Acquiring Fund Shares pro rata to the holders of Target Fund Shares, all on the terms and conditions set forth herein. (All such transactions involving Target Fund and Acquiring Fund are referred to herein as the “Reorganization.”)

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.     Plan of Reorganization

      1.1.     Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3, except the expenses of the Reorganization contemplated hereby to be paid by Advantus Capital Management Inc. pursuant to paragraph 8.1 (“Liabilities”), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares having an aggregate net asset value (“NAV”) equal to that of the full and fractional Target Fund Shares outstanding as of the Valuation Time (as defined in paragraph 2.1) (all computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2.     The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund’s books, and other property or assets owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

      1.3.     The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Target Fund, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation (“Articles of Incorporation”) and bylaws of Target Fund.

      1.4.     At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (within the meaning of section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends paid) for the current taxable year through the Effective Time.

      1.5.     At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall liquidate and distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund’s shareholders of record, determined as of the Effective Time (each, a “Shareholder”), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Ivy’s transfer agent’s opening accounts on Acquiring Fund’s share transfer books in the Shareholders’ names and transferring such Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares shall simultaneously be canceled on Target Fund’s share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6.     No front-end sales charges will be incurred by Target Fund shareholders in connection with their acquisition of Acquiring Fund Shares pursuant to this Agreement.

      1.7.     As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target Fund shall wind up its affairs, shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings, and shall file an application for deregistration on Form N-8F.

      1.8.     Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.     Valuation

      2.1.     For purposes of paragraph 1.1(b), the value of the Assets, the amount of the Liabilities and the NAV of Target Fund Shares shall be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the date of the Closing (“Valuation Time”). Such values and amounts shall be computed using the valuation procedures set forth in Target Fund’s then-current prospectus and SAI.

3.     Closing And Effective Time

      3.1.     The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, at 8:00 a.m., Central time, on December 8, 2003, or at such other place and/or on such other date as to which the Funds may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of 8:00 a.m. on the date thereof or at such other time as to which the Funds may agree (“Effective Time”). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets, the amount of the Liabilities and the NAV of Target Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

      3.2.     The portfolio securities of Target Fund shall be made available by Target Fund to UMB Bank, n.a., as custodian for Acquiring Fund (the “Custodian”), for examination no later than six business days preceding the date of the Closing. On the date of the Closing, the portfolio securities of Target Fund and all Target Fund’s cash shall be delivered by Target Fund to the Custodian for the account of Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “UMB Bank, n.a., custodian for                     Fund, a series of Ivy Funds.”

      3.3.     Target Fund shall deliver to Ivy at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Target Fund’s custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.4.     Target Fund’s transfer agent shall deliver to Ivy at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Ivy’s transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund’s share transfer books of accounts in the Shareholders’ names. Ivy shall issue and deliver a confirmation to Target Fund evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Target Fund that such Acquiring Fund Shares have been credited to Target Fund’s account on Acquiring Fund’s books. At the Closing, Target Fund and Ivy each shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other party or its counsel reasonably requests.

      3.5.     Target Fund and Ivy each shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time.

4.     Representations And Warranties

      4.1.     Target Fund represents and warrants as follows:

4.1.1. Target Fund is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its Articles of Incorporation are on file with the Secretary of the State of the State of Minnesota;

4.1.2. Target Fund is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and such registration is in full force and effect;

4.1.3. All Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws; the authorized capital of the Target Fund consists of 10 billion common shares, par value of $0.01 per share. The outstanding shares of Target Fund are, and at the Date of the Closing will be, [divided into Class A shares [and Class B shares] [, Class B shares and Class C shares]], each having the characteristics described in Target Fund’s prospectus and SAI; no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any common shares in the Target Fund of any class are outstanding and none will be outstanding on the Date of the Closing;

4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto free of any liens or other encumbrances and without any restrictions upon the transfer thereof, except as otherwise disclosed in writing to and accepted by Ivy;

4.1.5. Target Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (“1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Target Fund is a party, other than contracts made in the ordinary course of business, that are not referred to in such prospectus or SAI or in the registration statement of which they are a part;

4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Target Fund’s Articles of Incorporation or bylaws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Ivy;

4.1.7. Except as otherwise disclosed in writing to and accepted by Ivy, Target Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the date of the Closing will be due from Target Fund;

4.1.8. Except as otherwise disclosed in writing to and accepted by Ivy, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target Fund’s knowledge) threatened against Target Fund, any person whom Target Fund may be obligated to indemnify, or any of Target Fund’s properties or assets that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Target Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target Fund’s board of directors; and, subject to approval by Target Fund’s shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund’s shareholders;

4.1.11. No governmental consents, approvals, authorizations, or filings are required for the execution or performance of this Agreement by Target Fund, except for (a) the filing with the Securities and Exchange Commission (“SEC”) of a registration statement by Ivy on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus/proxy statement (“Proxy Statement”),

(b) such other consents, approvals, authorizations, or filings as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico), and (c) such consents, approvals, authorizations, and filings as have been made or received;

4.1.12. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Ivy for use therein;

4.1.13. There are no Liabilities (for purposes of this paragraph, as defined in paragraph 1.3 but excluding “at the Effective Time”) other than Liabilities disclosed or provided for in Target Fund’s financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to [January 31] [March 31], 2003, or otherwise previously disclosed to Ivy, none of which has been materially adverse to the business, assets, or results of Target Fund’s operations;

4.1.14. Target Fund is a “fund” as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code (“RIC”) for each past taxable year and all applicable quarters of such years since it commenced operations and will continue to meet all the requirements for such qualification for the taxable year ending on the date of the Closing; the assets of the Target Fund will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

4.1.15. Target Fund’s federal income tax returns and all applicable state, local and foreign tax returns which are required to have been filed have been timely filed and all taxes which are due and payable have been timely paid;

4.1.16. Target Fund’s financial statements for the six months ended [January 31] [March 31], 2003, as set forth in its semi-annual report on Form N-30D, fairly represent Target Fund’s financial position as of such date and the results of its operations and changes in its net assets for the period then ended in accordance with generally accepted accounting principles consistently applied;

4.1.17. At the date of Closing, Target Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of Target Fund pursuant to this Agreement, Acquiring Fund will remain a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in Acquiring Fund’s prospectus and SAI, as amended through the date of the Closing; and

4.1.18. Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as otherwise disclosed in writing to and accepted by Ivy.

      4.2.     Ivy represents and warrants as follows:

4.2.1. Ivy is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and its declaration of trust is on file with the Secretary of State of the Commonwealth of Massachusetts;

4.2.2. Ivy is duly registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect;

4.2.3. Acquiring Fund is a duly established and designated series of Ivy;

4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will have been duly authorized at the Effective Time and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and, except as set forth in Acquiring Fund’s current prospectus and SAI, non-assessable;

4.2.6. On the date the Proxy Statement is first mailed to Target Fund shareholders, and at the Effective Time, Acquiring Fund’s prospectus and SAI will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there will be no material contracts to which Acquiring Fund is a party, other than contracts made in the ordinary course of business, that will not be referred to in such prospectus or SAI or in the registration statement of which they are a part;

4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Ivy’s declaration of trust or bylaws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Target Fund;

4.2.8. Except as otherwise disclosed in writing to and accepted by Target Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Ivy’s knowledge) threatened against Ivy, any person whom Ivy may be obligated to indemnify, or any of Ivy’s properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Ivy knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Ivy’s board of trustees (together with Target Fund’s board of directors, the “Boards”); no approval of this Agreement by Acquiring Fund’s shareholders is required under Ivy’s declaration of trust or bylaws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.2.10. No governmental consents, approvals, authorizations, or filings are required for the execution or performance of this Agreement by Ivy, except for (a) the filing with the SEC of the

Registration Statement, (b) such other consents, approvals, authorizations, or filings as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws, and (c) such consents, approvals, authorizations, and filings as have been made or received;

4.2.11. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target Fund for use therein;

4.2.12. Acquiring Fund has no operations or assets other than in connection with its organization and the transactions contemplated by this Agreement. Acquiring Fund has not yet filed its first federal income tax return. Upon such filing after the completion of its first taxable year, Acquiring Fund will elect to be treated as a RIC, and until such time it will take all steps to ensure that it qualifies for taxation as a RIC under Sections 851 and 852 of the Code.

      4.3.     Target Fund and Ivy each represent and warrant to the other that there is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.

5.     Covenants

      5.1.     Target Fund covenants to operate its business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by the Fund’s normal business activities. Acquiring Fund covenants that it will continue to have no operations or assets other than in connection with its organization and the transactions contemplated by this Agreement until the Closing.

      5.2.     Target Fund covenants to call a shareholders’ meeting to be held prior to the date of the Closing to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3.     Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4.     Target Fund covenants that it will assist Ivy in obtaining information Ivy reasonably requests concerning the beneficial ownership of Target Fund Shares.

      5.5.     Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Ivy at the Closing.

      5.6.     Each Fund covenants to cooperate in preparing the Proxy Statement and the Registration Statement in compliance with applicable federal and state securities laws.

      5.7.     Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8.     Acquiring Fund covenants to use all reasonable efforts to have the post-effective amendment to Ivy’s registration statement on Form N-1A filed for purposes of registering the Acquiring Fund Shares (the “Acquiring Fund Registration Statement”) declared effective by the SEC prior to the Effective Time.

      5.9.     Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.10.     Target Fund covenants that it will furnish to Acquiring Fund tax returns, signed by a manager or partner of KPMG LLP, for the fiscal year ended                     , 200     and signed pro forma tax returns for the period from                     , 200     to the date of the Closing Date (which pro forma tax returns shall be furnished promptly after the date of the Closing).

      5.11.     Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.     Conditions Precedent

      The obligations of each of Target Fund and Ivy hereunder shall be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1.     This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund’s shareholders in accordance with Target Fund’s Articles of Incorporation and bylaws and applicable law.

      6.2.     All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Acquiring Fund Registration Statement and the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness of either the Acquiring Fund Registration Statement or the Registration Statement shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Target Fund or Ivy to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that either Target Fund or Ivy may for itself waive any of such conditions.

      6.3.     The Target Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Target Fund, as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement

      6.4.     At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.5.     Target Fund shall have received an opinion of Bell, Boyd & Lloyd LLC, counsel to Ivy substantially to the effect that:

6.5.1. Acquiring Fund is a duly established series of Ivy, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under its declaration of trust to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its Registration Statement on Form N-1A (as amended to date);

6.5.2. This Agreement has been duly authorized, executed, and delivered by Ivy on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund’s shareholders is required under Ivy’s declaration of trust or bylaws or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Target Fund and that the Proxy Statement and the Registration Statement comply with all applicable provisions of federal securities laws, this Agreement is a valid and binding obligation of Ivy with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.5.3. The Acquiring Fund Shares to be issued for transfer and delivery to the Shareholders as provided by this Agreement have been duly authorized and, upon such transfer and delivery, will be validly issued, fully paid and non-assessable Class A shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied;

6.5.4. The execution and delivery of this Agreement by Ivy on behalf of the Acquiring Fund did not, and the consummation of Ivy’s obligations hereunder will not, violate Ivy’s declaration of trust or by laws or any provision of any agreement filed as an exhibit to Ivy’s registration statement on Form N-1A, as amended to date, and to which Ivy (with respect to Acquiring Fund) is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or, to the knowledge of such counsel, any judgment or decree to which Ivy (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Fund;

6.5.5. To the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Ivy (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.5.6. To the knowledge of such counsel (after inquiry of officers of Ivy but without having made any further investigation), (a) no material litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Ivy (with respect to Acquiring Fund) or any of Acquiring Fund’s properties or assets and (b) Ivy (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business, in each case except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Fund; and

6.5.7. After inquiry of officers of Ivy by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to Acquiring Fund on or before the date of mailing of the Proxy Statement or the date of such opinion which is required to be disclosed in the Registration Statement which is not disclosed therein.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Massachusetts, on an opinion of competent Massachusetts counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6.     Ivy shall have received an opinion of Dorsey & Whitney LLP, counsel to Target Fund, substantially to the effect that:

6.6.1. Target Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its registration statement on Form N-1A, as amended to date;

6.6.2. This Agreement (a) has been duly authorized, executed, and delivered by Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Ivy on behalf of Acquiring Fund, is a valid and binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.6.3. The execution and delivery of this Agreement by Target Fund did not, and the consummation of Target Fund’s obligations hereunder will not, violate Target Fund’s Articles of Incorporation or bylaws or any provision of any agreement filed as an exhibit to Target Fund’s registration statement on Form N-1A, as amended to date, and to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or, to the knowledge of such counsel, any judgment, or decree to which Target Fund is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Ivy;

6.6.4. To the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Fund of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.6.5. To the knowledge of such counsel (after inquiry of officers of Target Fund but without having made any further investigation), (a) no material litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target Fund or any of its properties or assets and (b) Target Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund’s business, in each case except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Ivy;

6.6.6. All issued and outstanding shares of Target Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with Target Fund’s registration statement on Form N-1A, or any amendments thereto, in effect at the time of such issuance;

6.6.7. Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, Target Fund will have duly transferred such assets to Acquiring Fund; and

6.6.8. After inquiry of officers of the Target Fund by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to Target Fund on or before the date of mailing of the Proxy Statement or the date of such opinion which is required to be disclosed in the Registration Statement which is not disclosed therein.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.7.     Target Fund and Ivy each shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

6.7.1. Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of Target Fund’s liabilities, followed by Target Fund’s distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

6.7.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of Target Fund’s liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

6.7.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

6.7.4. Acquiring Fund’s basis in the Assets will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for the Assets will include Target Fund’s holding period therefor;

6.7.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

6.7.6. A Shareholder’s aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

6.7.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will, in each instance, take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.7.2 and 6.7.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. At any time before the Closing, either Target Fund or Ivy may waive any of the foregoing conditions (except the condition set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on the interests of Target Fund’s or Acquiring Fund’s shareholders, as the case may be.

7.     Brokerage Fees

      Each of Target Fund and Ivy represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.     Expenses; Indemnification

      8.1     The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Advantus Capital Management, Inc.

      8.2     Acquiring Fund agrees to indemnify and hold harmless Target Fund and each of Target Fund’s directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Target Fund or any of Target Fund’s directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Ivy or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

      8.3     Target Fund agrees to indemnify and hold harmless Ivy, Acquiring Fund and each of Ivy’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Ivy, Acquiring Fund or any of Ivy’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.     Entire Agreement; No Survival

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in Articles 4 and 5 of this Agreement, other than those contained in paragraphs 4.2.12, 5.5, 5.7, 5.9 and 5.10, shall not survive the Closing.

10.     Termination of Agreement

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund’s shareholders:

      10.1.     By either Target Fund or Ivy (a) in the event of the other party’s material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003;

      10.2.     If required by any final, non-appealable order, decree or judgment of any court or governmental body; or

      10.3.     By the parties’ mutual agreement.

      In the event of termination under paragraphs 10.1(c), 10.2 or 10.3, there shall be no liability for damages on the part of either party to the other party.

11.     Amendment

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund’s shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.     Miscellaneous

      12.1.     This Agreement shall be governed by and construed in accordance with the internal laws of the State of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      12.2.     Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      12.3.     This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

IVY FUNDS
on behalf of its series Fund

By:

Its: President

ADVANTUS FUND, INC.

By:

Its: President

Agreed and accepted as to paragraph 8.1 only

ADVANTUS CAPITAL MANAGEMENT, INC.

By:

Its: President

APPENDIX C

Set forth in this Appendix are discussions of the performance of Ivy Small Cap Growth Fund, Ivy Large Cap Growth Fund and Ivy Core Equity Fund during the fiscal year ended March 31, 2003. Each of these funds is a series of Ivy Funds, Inc., which was known as W&R Funds, Inc. at the time of the discussions below.

MANAGER’S DISCUSSION

     March 31, 2003

     An interview with Grant P. Sarris, portfolio manager of W&R Funds, Inc. — Small Cap Growth Fund*

This report relates to the operation of W&R Funds, Inc. — Small Cap Growth Fund for the fiscal year ended March 31, 2003. The following discussion, graphs and tables provide you with information regarding the Fund’s performance during that period.

How did the Fund perform during the last fiscal year?

In a difficult environment for equities, the Fund showed a negative return for the fiscal year. However, the Fund significantly outperformed its benchmark index. The Class C shares of the Fund decreased 22.70 percent for the fiscal year, compared with the Russell 2000 Growth Index (reflecting the performance of securities that generally represent the small companies sector of the stock market), which decreased 31.62 percent for the year, and the Lipper Small-Cap Growth Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which decreased 30.88 percent for the same period.

What helped the Fund outperform its benchmark index during the fiscal year?

We believe that the Fund did better than the index primarily through individual stock selection. Although we had less of an emphasis on technology and producer durables than the benchmark did, and this helped performance a small amount, on the whole sector weightings had minimal impact on the Fund’s relative performance.

What other market conditions or events influenced the Fund’s performance during the fiscal year?

Obviously, this past fiscal year was a challenging year for equity returns, and particularly for those of small-cap growth equities. Economic growth continued to be weak, with no strong recovery in sight. In this environment, we took a somewhat conservative approach, which helped relative performance.

What strategies and techniques did you employ that affected performance during the fiscal year?

In keeping with our conservative approach, we emphasized companies with solid balance sheets and consistent, albeit slower, growth prospects. Cash levels were kept in the mid-teens as a percentage of the Fund for most of the year. However, due to the timing of money flows in and out of the Fund, cash levels had almost no impact on the Fund’s performance.

MANAGER’S DISCUSSION (Continued)

     March 31, 2003

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

The Fund was slightly overweight in health care, energy, and consumer discretionary shares throughout the past year. Producer durables, technology, and financials were underemphasized versus the benchmark. Although the magnitude of these relative weightings was very small, they resulted in a more balanced portfolio than in the recent past. At present, we would expect the above relative weightings to continue until a clear leading sector can be identified. We feel this will be more likely when there is greater visibility of an economic recovery. Going forward, we believe that individual stock selection will be of utmost importance in this sideways market. Our focus continues to be on companies that we feel have the financial wherewithal to weather the current storm, while having strong potential to grow when the economy turns around.

Respectfully,

Grant P. Sarris
Manager
W&R Small Cap Growth Fund

* Effective July 2003, Gilbert Scott was appointed the portfolio manager primarily responsible for the management of this fund.

Comparison of Change in Value of $10,000 Investment

	W&R		Lipper
	Small Cap		Small-Cap
	Growth	Russell	Growth
	Fund,	2000	Funds
	Class C	Growth	Universe
	Shares(1)	Index	Average

03-31-93	10,000	10,000	10,000
03-31-94	12,316	11,076	11,329
03-31-95	15,101	11,859	12,394
03-31-96	19,113	15,559	17,043
03-31-97	17,016	14,651	16,983
03-31-98	28,139	20,687	24,967
03-31-99	34,219	18,396	23,348
03-31-00	59,330	29,248	44,795
03-31-01	38,463	17,624	28,664
03-31-02	42,810	18,509	30,577
03-31-03	33,091	12,656	21,134

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C(3)	Class Y

1-year period ended 3-31-03	-26.58%	-26.06%	-22.70%	-21.95%
5-year period ended 3-31-03	—	—	3.30%	4.20%
10-year period ended 3-31-03	—	—	12.71%	—
Since inception of Class through 3-31-03(4)	-17.44%	-16.55%	—	9.34%

(2)	Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(3)	Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund’s original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B’s performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(4)	7-3-00 for Class A shares, 7-6-00 for Class B shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGER’S DISCUSSION

     March 31, 2003

     An interview with Daniel P. Becker, portfolio manager of W&R Funds, Inc. — Large Cap Growth Fund

This report relates to the operation of W&R Funds, Inc. — Large Cap Growth Fund for the fiscal year ended March 31, 2003. The following discussion, graphs and tables provide you with information regarding the Fund’s performance during that period.

How did the Fund perform during the last fiscal year?

In a difficult environment for large-cap U.S. stocks, the Fund posted a negative return for the period. Class A shares of the Fund declined 21.39 percent before the impact of sales load, and declined 25.91 percent after the impact of sales load. This compared with the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which decreased 24.76 percent during the period, and the Lipper Large-Cap Growth Funds Universe Average (generally representing the performance of the universe of funds with similar investment objectives), which declined 27.02 percent during the period. It should be noted that the values for the benchmark index and the Lipper category do not reflect a sales load.

Why did the Fund lag (with sales load impact) its benchmark index during the fiscal year?

Primarily, in relation to its index, the Fund was adversely affected by the impact of the Fund’s sales load. On a more favorable note, large holdings in health care companies early in the year, and select technology companies later in the year, had a positive effect on performance relative to the benchmark. In addition, the Fund was underweight in some of the large underperforming stocks that make up a large part of the S&P 500 Index.

What other market conditions or events influenced the Fund’s performance during the fiscal year?

The year was characterized by a continued slowdown in economic growth, driven primarily by the capital spending- and industrial cyclical-linked industries. Many years of prosperity had resulted in overcapacity in many economically sensitive industries, and the unwinding of the prior-spending boom had a negative effect on the economy. Companies were quick to restructure by reducing employee levels, capital spending and R&D (research and development). These further cuts deepened the economic problems and were responsible for the sharpest decline in corporate profits in decades. Stocks leveraged to these cyclical events did very poorly in 2002. However, some stocks in health care and consumer staple industries did very well as they were far removed from the economic turmoil.

MANAGER’S DISCUSSION (Continued)

     March 31, 2003

What strategies and techniques did you employ that specifically affected the Fund’s performance?

During the middle of 2002, we felt it was appropriate to start to position the Fund to benefit from a possible economic recovery. We felt the recovery would appear by early 2003, and added to positions in technology and decreased positions in what we felt were less economically leveraged stocks in consumer-related areas. The performance of the Fund was initially hurt by these moves. But by late 2002, performance had been enhanced by this strategy, which continued into 2003.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

During 2002, we emphasized the pharmaceutical, tobacco, financial and biotech industries. We tried to establish a balance between what we view as high quality, very profitable stable businesses and those that were less profitable but that we felt were set to improve as the economy improved.

Looking forward, we intend to maintain our balance between those companies that we feel should benefit from stronger economic growth and those whose profits are relatively immune to economic fluctuations. We intend to emphasize drug, biotech, financial and capital-spending-linked companies. As we go further into the fiscal year, we expect to increase our exposure to economically linked industries and decrease our holdings in more stable businesses.

Respectfully,

Daniel P. Becker
Manager
W&R Large Cap Growth Fund

Comparison of Change in Value of $10,000 Investment

	W&R
	Large		Lipper
	Cap		Large-Cap
	Growth		Growth
	Fund,	S&P	Funds
	Class A	500	Universe
	Shares(1)	Index	Average

07-3-00	$9,425	$10,000	$10,000
03-31-01	9,023	8,043	6,528
03-31-02	8,766	8,060	6,154
03-31-03	6,891	6,064	4,491

(1)	The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C	Class Y

1-year period ended 3-31-03	-25.91%	-25.85%	-22.28%	-21.26%
Since inception of Class through 3-31-03(3)	-12.66%	-13.15%	-11.64%	-10.77%

(2)	Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(3)	6-30-00 for Class A shares, 7-6-00 for Class B shares, 7-3-00 for Class C shares and 7-6-00 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

MANAGER’S DISCUSSION

     March 31, 2003

     An interview with James D. Wineland, portfolio manager of W&R Funds, Inc. — Core Equity Fund

This report relates to the operation of W&R Funds, Inc. — Core Equity Fund for the fiscal year ended March 31, 2003. The following discussion, graphs and tables provide you with information regarding the Fund’s performance during that period.

How did the Fund perform during the last fiscal year?

The Fund had a negative return for the fiscal year, slightly underperforming its benchmark indexes. In a challenging economic environment, most large capitalization stocks struggled, and the benchmark index experienced a large decline for the period. The Class C shares of the Fund declined 26.03 percent during the last fiscal year, compared with the Lipper Large-Cap Core Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 25.78 percent for the year, and the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 24.76 percent for the year.

Why did the Fund lag its benchmark index during the fiscal year?

The Fund owned several stocks that did poorly and that detracted from performance. In addition, holdings in the electric utilities sector underperformed the market and hindered the Fund’s performance, especially in the summer months of 2002.

What other market conditions or events influenced the Fund’s performance during the fiscal year?

During the last 12 months, the financial markets have been dominated by geopolitical events surrounding the War on Terrorism and events in Iraq. High energy prices and weak global economies helped create a general atmosphere of very sluggish earnings growth. The technology and telecommunications sectors continued to be very lackluster as corporate capital spending remained weak. The key event for all financial markets in the last quarter of the period was the ongoing international debate surrounding, and the eventual start of, the war with Iraq.

MANAGER’S DISCUSSION (Continued)

     March 31, 2003

What strategies and techniques did you employ that specifically affected the Fund’s performance?

In the difficult market of the past year, preservation of capital was an important objective. Accordingly, we raised the cash position in the Fund, a move driven by our concerns regarding earnings and the global economy. We also placed emphasis on increasing the overall dividend yield of the portfolio. We have focused on stocks of companies that we believe to have excellent financial strength and companies that are, in our view, unlikely to produce negative accounting “surprises.”

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

The portfolio continues to emphasize aerospace/defense, energy, health care and utility stocks. We remain substantially underweighted in consumer-related and technology issues. Looking ahead, we feel that the short-term outlook for the stock market is not favorable. While a sharp positive rebound is likely to follow any successful conclusion to the war in Iraq, we think global economic difficulties also are likely to limit the magnitude and duration of any “relief rally.” We remain conservatively positioned, emphasizing what we feel are high-quality, financially strong companies with meaningful competitive advantages in their industries.

Respectfully,

James D. Wineland
Manager
W&R Core Equity Fund

Comparison of Change in Value of $10,000 Investment

	W&R		Lipper
	Core		Large-Cap
	Equity		Core
	Fund,	S&P	Funds
	Class C	500	Universe
	Shares(1)	Index	Average

03-31-93	10,000	10,000	10,000
03-31-94	10,831	10,147	10,366
03-31-95	11,500	11,727	11,482
03-31-96	14,806	15,492	14,811
03-31-97	16,572	18,550	17,083
03-31-98	23,129	27,462	24,544
03-31-99	24,857	32,550	28,101
03-31-00	30,819	38,465	33,764
03-31-01	25,766	30,059	26,140
03-31-02	24,750	30,122	25,648
03-31-03	18,308	22,665	19,037

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

	Class A	Class B	Class C(3)	Class Y

1-year period ended 3-31-03	-29.71%	-29.15%	-26.03%	-25.35%
5-year period ended 3-31-03	—	—	-4.57%	-3.75%
10-year period ended 3-31-03	—	—	6.23%	—
Since inception of Class through 3-31-03(4)	-18.70%	-19.02%	—	4.74%

(2)	Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry maximum contingent deferred sales charges (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(3)	Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund’s original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B’s performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.

(4)	7-3-00 for Class A shares, 7-11-00 for Class B shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Appendix D

IVY BALANCED FUND

IVY BOND FUND
IVY INTERNATIONAL BALANCED FUND
IVY MORTGAGE SECURITIES FUND
IVY REAL ESTATE SECURITIES FUND
IVY SMALL CAP VALUE FUND
IVY VALUE FUND

Supplement dated October 16, 2003 to Prospectus dated October 16, 2003

       Each Fund will become the successor to an Advantus Fund (each, a “Predecessor Fund”) if shareholders of each Predecessor Fund approve a proposal to reorganize such Predecessor Fund into a corresponding Fund (the “Reorganizations”) and if certain other conditions are met. The shareholder meeting at which this proposal will be presented currently is scheduled to be held on November 26, 2003. This Prospectus assumes that the Reorganizations have been consummated as of the date of this Prospectus. The Reorganizations currently are scheduled to close on December 8, 2003, or at such later date as may be mutually agreed upon. The Funds are closed to purchases prior to the date of the closing of the Reorganizations.

IVY FUNDS

Ivy Balanced Fund

Ivy Bond Fund

Ivy International Balanced Fund

Ivy Mortgage Securities Fund

Ivy Real Estate Securities Fund

Ivy Small Cap Value Fund

Ivy Value Fund

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus
October 16, 2003

AN OVERVIEW OF THE FUNDS
Ivy Balanced Fund
Ivy Bond Fund
Ivy International Balanced Fund
Ivy Mortgage Securities Fund
Ivy Real Estate Securities Fund
Ivy Small Cap Value Fund
Ivy Value Fund
Additional Information About Principal Investment Strategies and Risks
YOUR ACCOUNT
Choosing a Share Class
Ways to Set Up Your Account
Buying Shares
Selling Shares
Distributions and Taxes
THE MANAGEMENT OF THE FUNDS
Portfolio Management
FINANCIAL HIGHLIGHTS

An Overview of the Fund

Ivy Balanced Fund

Goals

Ivy Balanced Fund seeks, as a primary goal, to provide current income to the extent that, in the opinion of Waddell & Reed Ivy Investment Company (WRIICO), the Fund’s investment manager, market and economic conditions permit. As a secondary goal, the Fund seeks long-term appreciation of capital.

Principal Investment Strategies

The Fund invests primarily in a mix of stocks, debt securities and short- term instruments, depending on market conditions. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund may invest in foreign securities.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Balanced Fund. These include:

•	Management Risk - the Fund’s performance will be affected by WRIICO’s skill in allocating the Fund’s assets among different types of investments.

•	Credit Risk - the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.

•	Fund Risk - the risk that Fund performance may not meet or exceed that of the market as a whole.

•	Income Risk - the risk that the Fund may experience a decline in its income due to falling interest rates.

•	Interest Rate Risk - the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates. This risk is generally greater for bonds with longer maturities.

•	Market Risk - the risk that equity securities are subject to adverse trends in equity markets.

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Balanced Fund is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Spectrum Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Balanced Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Balanced Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown for Advantus Spectrum Fund in the Financial Highlights section of this Prospectus and in the Advantus Spectrum Fund ‘s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1993	5.51%
1994	-2.14%
1995	24.12%
1996	11.58%
1997	18.18%
1998	22.60%
1999	14.64%
2000	-10.33%
2001	-15.27%
2002	-9.30%

In the period shown in the chart, the highest quarterly return was 14.70% (the fourth quarter of 1998) and the lowest quarterly return was -17.38% (the first quarter of 2001). The Class A return for the year through June 30, 2003 was 8.87%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of broad-based securities market indexes that are unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

			10 Years
	1 Year	5 Years	(or Life of Class)

Class A (began on 11-16-87)
Before Taxes	-14.52%	-1.81%	4.43%
After Taxes on Distributions	-15.17%	-3.55%	2.27%
After Taxes on Distributions and Sale of Fund Shares	-8.90%[2]	-1.74%[2]	2.92%
Indexes[3]
S&P 500 Index	-22.11%	-0.59%	9.34%
Lehman Brothers Aggregate Bond Index	10.27%	7.54%	7.51%

[1]Performance shown is that of the Advantus Spectrum Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Balanced Fund. Class A shares of the Ivy Balanced Fund would generally have had substantially similar returns to the Class A shares of the Advantus Spectrum Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Spectrum Fund differ from expenses for Class A of shares of Ivy Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.56%	0.50%	0.50%	0.38%
Total Annual Fund Operating Expenses	1.51%	2.20%	2.20%	1.33%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by Advantus Spectrum Fund during its last fiscal year, but have been restated to reflect current contractual arrangements.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$720		$1,025	$1,351	$2,273
Class B Shares	$623		$988	$1,280	$2,358	[1]
Class C Shares	$223	[2]	$688	$1,180	$2,534
Class Y Shares	$135		$421	$729	$1,601

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$720	$1,025	$1,351	$2,273
Class B Shares	$223	$688	$1,180	$2,358	[1]
Class C Shares	$223	$688	$1,180	$2,534
Class Y Shares	$135	$421	$729	$1,601

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Bond Fund

Goal

Ivy Bond Fund seeks a high level of current income consistent with prudent investment risk.

Principal Strategies

The Fund invests in a variety of investment-grade debt securities. These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. In selecting securities, the Fund’s investment sub-advisor, Advantus Capital Management, Inc., considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations. The Fund expects that under normal circumstances the effective duration of its portfolio will range from four to seven years.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

•	Management Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Call Risk — the risk that securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

•	Credit Risk — the risk that an issuer of a debt security or fixed income obligation will not make payments on the security or obligation when due.

•	Extension Risk — the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

•	Income Risk — the risk that the Fund’s income may decrease due to falling interest rates

•	Interest Rate Risk — the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under “Additional Information about Principal Investment Strategies and Risks.”)

•	Prepayment Risk — the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long- term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Bond Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Bond Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Bond Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Bond Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1993	11.34%
1994	-5.75%
1995	20.63%
1996	2.48%
1997	10.05%
1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%

     In the period shown in the chart, the highest quarterly return was 7.20% (the second quarter of 1995) and the lowest quarterly return was -4.78% (the first quarter of 1994). The Class A return for the year through June 30, 2003 was 4.71%.

* Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

			10 Years
	1 Year	5 Years	(or Life of Class

Class A (began on 8-14-87)
Before Taxes	3.47%	4.87%	6.12%
After Taxes on Distributions	1.54%	2.50%	3.51%
After Taxes on Distributions and Sale of Fund Shares	2.07%	2.67%	3.55%
Index[2]
Lehman Brothers Aggregate Bond Index	10.27%	7.54%	7.51%

[1]Performance shown is that of the Advantus Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would generally have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.67%	0.63%	0.63%	0.55%
Total Annual Fund Operating Expenses	1.45%	2.16%	2.16%	1.33%
Expenses Waived[5]	0.30%	0.00%	0.00%	0.00%
Net Fund Operating Expenses	1.15%	2.16%	2.16%	1.33%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[5]WRIICO has contractually agreed to reimburse the 12b-1 fees applicable to Class A shares and sufficient transfer agency fees to cap the expenses for Class A at 1.15% through December 31, 2004.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$685		$958	$1,275	$2,171
Class B Shares	$619		$976	$1,259	$2,311	[1]
Class C Shares	$219	[2]	$675	$1,158	$2,490
Class Y Shares	$135		$421	$728	$1,599

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$685	$958	$1,275	$2,171
Class B Shares	$219	$676	$1,159	$2,311	[1]
Class C Shares	$219	$675	$1,158	$2,490
Class Y Shares	$135	$421	$728	$1,599

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy International Balanced Fund

Goal

Ivy International Balanced Fund seeks a high level of total return.

Principal Strategies

The Fund invests in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund’s investment sub-advisor, Templeton Investment Counsel LLC, relies primarily on its analysis of the current market price of a company’s securities relative to the company’s long-term earnings potential. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on the sub-advisor’s judgment as to which securities are more likely to perform well under those conditions.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

•	Management Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Credit Risk — the risk that an issuer of a debt security or fixed income obligation will not make payments on the security when due

•	Currency Risk — the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities

•	Fund Risk — the risk that Fund performance may not meet or exceed that of the market as a whole.

•	Income Risk — the risk that the Fund’s income may decrease due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a debt security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under “Additional Information about Principal Investment Strategies and Risks”).

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus International Balanced Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy International Balanced Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus International Balanced Fund shown in the Financial Highlights section of this Prospectus and in the Advantus International Balanced Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1995	12.63%
1996	17.41%
1997	5.12%
1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%

In the period shown in the chart, the highest quarterly return was 9.83% (the fourth quarter of 1998) and the lowest quarterly return was             -12.45% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 13.30%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

	1 Year	5 Years	Life of Class

Class A (began on 9-16-94)
Before Taxes	-9.26%	0.09%	3.51%
After Taxes on Distributions	-9.33%	-1.30%	1.74%
After Taxes on Distributions and Sale of Fund Shares	-5.69%[2]	-0.28%	2.22%
Indexes[3]
MSCI EAFE Index	-15.65%	-2.61%	-1.37%
J.P. Morgan Non-U.S. Government Bond Index	22.09%	4.97%	5.67%

[1]Performance shown is that of the Advantus International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	2.00%	None	None	2.00%

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.46%	0.44%	0.44%	0.45%
Total Annual Fund Operating Expenses	1.41%	2.14%	2.14%	1.40%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account. Class A and Class Y shares redeemed or exchanged within 30 days of purchase are subject to a 2.00% redemption/exchange fee. This fee also applies to Class A shares purchased without a sales charge.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$711		$996	$1,302	$2,169
Class B Shares	$617		$968	$1,247	$2,282	[1]
Class C Shares	$217	[2]	$668	$1,147	$2,467
Class Y Shares	$143		$443	$766	$1,680

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$710	$996	$1,302	$2,169
Class B Shares	$217	$668	$1,147	$2,282	[1]
Class C Shares	$217	$668	$1,147	$2,467
Class Y Shares	$143	$443	$766	$1,680

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Mortgage Securities Fund

Goal

Ivy Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk.

Principal Strategies

The Fund invests primarily in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans. In addition, the Fund may invest in a variety of other mortgage- related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities. In selecting securities the Fund’s investment sub-advisor, Advantus Capital Management, Inc., considers factor such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

•	Management Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Call Risk — the risk that callable securities with high interest rates will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

•	Concentration Risk — the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the mortgage and mortgage-finance industry.

•	Credit Risk — the risk that an issuer of a mortgage-backed security or fixed income obligation will not make payments on the security when due.

•	Extension Risk — the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities.

•	Income Risk — the risk that the Fund’s income may decrease due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a mortgage-backed security or fixed income obligation will decline due to changes in market interest rates (note: one measure of interest rate risk is effective duration, explained under “Additional Information about Principal Investment Strategies and Risks.”)

•	Liquidity Risk — the risk that mortgage-related securities purchased by the Fund, including restricted securities determined by the Fund’s investment sub-advisor to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the investment sub-advisor.

•	Prepayment Risk — the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Mortgage Securities Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Mortgage Securities Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Mortgage Securities Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Mortgage Securities Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1993	8.44%
1994	-3.59%
1995	17.28%
1996	4.49%
1997	9.42%
1998	6.94%
1999	1.52%
2000	12.12%
2001	8.85%
2002	9.15%

In the period shown in the chart, the highest quarterly return was 5.72% (the second quarter of 1995) and the lowest quarterly return was -3.78% (the first quarter of 1994). The Class A return for the year through June 30, 2003 was 3.53%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

			10 Years
	1 Year	5 Years	(or Life of Class)

Class A (began on 8-3-85)
Before Taxes	2.87%	6.39%	6.69%
After Taxes on Distributions	0.45%	3.72%	3.96%
After Taxes on Distributions and Sale of Fund Shares	1.71%	3.74%	3.95%
Index[2]
Lehman Brothers Mortgage-Backed Securities Index	8.75%	7.34%	7.28%

[1]Performance shown is that of the Advantus Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.35%	0.33%	0.33%	0.32%
Total Annual Fund Operating Expenses	1.10%	1.83%	1.83%	1.07%
Expenses Waived[5]	0.15%	0.00%	0.00%	0.00%
Net Fund Operating Expenses	0.95%	1.83%	1.83%	1.07%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

[5]WRIICO has contractually agreed to reimburse sufficient 12b-1 fees applicable to Class A shares to cap the expenses for Class A at 0.95% through December 31, 2004.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$667		$881	$1,124	$1,830
Class B Shares	$585		$874	$1,088	$1,952	[1]
Class C Shares	$185	[2]	$574	$988	$2,143
Class Y Shares	$109		$341	$591	$1,308

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$667	$881	$1,124	$1,830
Class B Shares	$185	$574	$988	$1,952	[1]
Class C Shares	$185	$574	$988	$2,143
Class Y Shares	$109	$341	$591	$1,308

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Real Estate Securities Fund

Goal

Ivy Real Estate Securities Fund seeks total return through a combination of capital appreciation and current income.

Principal Strategies

The Fund invests its assets primarily in real estate and real estate- related securities. “Real estate securities” include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. “Real estate-related securities” include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund’s real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. In selecting securities, factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition are considered by the Fund’s investment sub-advisor, Advantus Capital Management, Inc., The Fund then invests in those issuers which its investment sub-advisor determines have potential for long-term sustainable growth in earnings.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

•	Management Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Concentration Risk — the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund concentrates its investments in the real estate and real estate related industry

•	Fund Risk — the risk that Fund performance may not meet or exceed that of the market as a whole .

•	Real Estate Risk — the risk that the value of the Fund’s investments may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures.

•	REIT-Related Risk — the risk that the value of the Fund’s securities issued by REITs (as discussed in “Additional Information about Principal Investment Strategies and Risks” below) will be adversely affected by changes in the value of the underlying property

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Real Estate Securities Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Real Estate Securities Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Real Estate Securities Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Real Estate Securities Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

2000	25.22%
2001	10.01%
2002	6.19%

In the period shown in the chart, the highest quarterly return was 10.85% (the second quarter of 2001) and the lowest quarterly return was -9.01% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 3.53%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

	1 Year	Life of Class

Class A (began on 2-25-99)
Before Taxes	0.08%	8.37%
After Taxes on Distributions	-1.54%	5.86%
After Taxes on Distributions and Sale of Fund Shares	0.23%[2]	5.57%
Index[3]
Wilshire Associates Real Estate Securities Index	2.66%	10.43%

[1]Performance shown is that of the Advantus Real Estate Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Real Estate Securities Fund. Class A shares of Ivy Real Estate Securities Fund would generally have had substantially similar returns to Class A shares of the Advantus Real Estate Securities Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Real Estate Securities Fund differ from expenses for Class A shares of Ivy Real Estate Securities Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.31%	0.30%	0.30%	0.41%
Total Annual Fund Operating Expenses	1.46%	2.20%	2.20%	1.56%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$715		$1,010	$1,327	$2,221
Class B Shares	$623		$988	$1,280	$2,345	[1]
Class C Shares	$223	[2]	$688	$1,180	$2,534
Class Y Shares	$158		$492	$849	$1,854

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$715	$1,010	$1,327	$2,221
Class B Shares	$223	$688	$1,180	$2,345	[1]
Class C Shares	$223	$688	$1,180	$2,534
Class Y Shares	$158	$492	$849	$1,854

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Small Cap Value Fund

Goal

Ivy Small Cap Value Fund seeks long-term accumulation of capital.

Principal Strategies

The Fund primarily invests in various types of equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000c Value Index. These equity securities will consist primarily of value common stocks, but may also include preferred stock and other securities convertible into equity securities. The Fund’s purchase of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities, the Fund’s investment sub-advisor, State Street Research & Management Company, searches for those companies that appear to be undervalued or trading below their true worth, and examines such features as a firm’s financial condition, business prospects, competitive position and business strategy. The Fund looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Value Fund. These include:

•	Management Risk — securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Fund Risk — the risk that Fund performance may not meet or exceed that of the market as a whole.

•	Small Company Risk — the risk that equity securities of small capitalization companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

•	Value Stock Risk — the risk that the value of a security believed by the Fund’s investment sub-advisor to be undervalued may never reach what the investment sub-advisor believes is its full value, or that such security’s value may decrease.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Small Cap Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Venture Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Small Cap Value Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Small Cap Value Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information for Advantus Venture Fund shown in the Financial Highlights section of this Prospectus and in the Advantus Venture Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1998	-7.30%
1999	-3.93%
2000	26.51%
2001	15.98%
2002	-18.68%

In the period shown in the chart, the highest quarterly return was 21.39% (the fourth quarter of 2001) and the lowest quarterly return was -26.24% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 13.62%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

	1 Year	5 Years	Life of Class

Class A (began on 1-31-97)
Before Taxes	-23.40%	0.03%	4.61%
After Taxes on Distributions	-24.51%	-1.17%	3.14%
After Taxes on Distributions and Sale of Fund Shares	-13.25%[2]	-0.31%	3.24%
Index[3]
Russell 2000 Value Index	-11.43%	2.71%	6.90%

[1]Performance shown is that of the Advantus Venture Fund, restated to reflect current sales charges applicable to Class A of the Ivy Small Cap Value Fund. Class A shares of Ivy Small Cap Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Venture Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Venture Fund differ from expenses for Class A shares of the Ivy Small Cap Value Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Small Cap Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.34%	0.32%	0.32%	0.38%
Total Annual Fund Operating Expenses	1.44%	2.17%	2.17%	1.48%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$713		$1,004	$1,317	$2,200
Class B Shares	$620		$979	$1,264	$2,316	[1]
Class C Shares	$220	[2]	$679	$1,164	$2,503
Class Y Shares	$151		$468	$808	$1,768

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$713	$1,004	$1,317	$2,200
Class B Shares	$220	$679	$1,164	$2,316	[1]
Class C Shares	$220	$679	$1,164	$2,503
Class Y Shares	$151	$468	$808	$1,768

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

An Overview of the Fund

Ivy Value Fund

Goal

Ivy Value Fund seeks long-term accumulation of capital.

Principal Strategies

The Fund seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Value Fund. These include:

•	Value Stock Risk — the risk that the value of a security believed by WRIICO to be undervalued may never reach what the advisor believes is its full value, or that the security’s value may decrease.

•	Fund Risk - the risk that the Fund Performance may not meet or exceed that of the market as a whole.

•	Large Company Risk — the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

•	Manager Risk — the Fund’s performance will be affected by WRIICO’s skill in evaluating and selecting securities for the Fund.

•	Market Risk — the risk that the equity securities are subject to adverse trends in equity markets.

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund’s shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Ivy Value Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and is designed for investors seeking long-term focus. You should consider whether the Fund fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of broad measures of market performance. The bar chart and performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The performance shown below is the performance of the Class A shares of the Advantus Cornerstone Fund which along with its other classes of shares is proposed to be reorganized as the Class A shares of the Ivy Value Fund. The Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and would differ only to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund’s shareholder reports is based on the Fund’s fiscal year.

CHART OF YEAR-BY-YEAR RETURNS*
as of December 31 each year

1995	32.93%
1996	30.13%
1997	21.08%
1998	0.70%
1999	0.02%
2000	-2.21%
2001	-10.81%
2002	-15.71%

In the period shown in the chart, the highest quarterly return was 14.82% (the fourth quarter of 1998) and the lowest quarterly return was -18.54% (the third quarter of 2002). The Class A return for the year through June 30, 2003 was 10.79%.

*	Any applicable account fees or sales charges are not reflected, and if they were, the returns shown above would be lower. The returns for the Fund’s other classes of shares will differ from those of Class A shares because of variations in their respective expense structures.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns to that of a broad-based securities market index that is unmanaged. The Fund’s returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

AVERAGE ANNUAL TOTAL RETURNS[1]
as of December 31, 2002

	1 Year	5 Years	Life of Class

Class A (began on 9-16-94)
Before Taxes	-20.43%	-6.91%	4.22%
After Taxes on Distributions	-20.69%	-7.23%	2.63%
After Taxes on Distributions and Sale of Fund Shares	-12.54%[2]	-5.46%[2]	2.81%
Index[3]
Russell 1000 Value Index	-15.52%	1.16%	10.62%

[1]Performance shown is that of the Advantus Cornerstone Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Value Fund. Class A shares of Ivy Value Fund would generally have had substantially similar returns to Class A shares of the Advantus Cornerstone Fund because they would have been invested in the same portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Cornerstone Fund differ from expenses for Class A shares of Ivy Value Fund. Class B, C and Y shares are new classes of shares and have no performance history as of the date of this prospectus. Class B, C and Y shares will have substantially similar returns to Class A shares of the Fund, though returns would be different to the extent that sales loads, 12b-1 fees and expenses differ among the Classes.

[2]After tax returns may be better than before tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

[3]Reflects no deduction for fees, expenses or taxes.

Fees and Expenses

Ivy Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees	Class A	Class B	Class C	Class Y
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load)[1] (as a percentage of lesser of amount invested or redemption value)	None[2]	5%	1%	None
Redemption fee/exchange fee (as a percentage of amount redeemed, if applicable)[3]	None	None	None	None

Annual Fund Operating Expenses	Class A	Class B	Class C	Class Y
(expenses that are deducted from Fund assets)	Shares	Shares	Shares	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%
Other Expenses[4]	0.37%	0.34	0.34%	0.35%
Total Annual Fund Operating Expenses	1.32%	2.04%	2.04%	1.30%

[1]The CDSC which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

[3]If you choose your redemption proceeds by Federal Funds wire, a $10 wire fee will be charged to your account.

[4]Expenses are based on amounts incurred by the Advantus predecessor fund during its last fiscal year, but have been restated to reflect current contractual arrangements and estimated expenses for each Class.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year		3 Years	5 Years	10 Years

Class A Shares	$702		$969	$1,257	$2,074
Class B Shares	$607		$940	$1,198	$2,182	[1]
Class C Shares	$207	[2]	$640	$1,098	$2,369
Class Y Shares	$132		$412	$713	$1,568

If shares are not redeemed
at end of period:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$702	$969	$1,257	$2,074
Class B Shares	$207	$640	$1,098	$2,182	[1]
Class C Shares	$207	$640	$1,098	$2,369
Class Y Shares	$132	$412	$713	$1,568

[1]Reflects annual operating expenses of Class A shares after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.

[2]A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after the purchase date. Solely for purposes of determining the number of months from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information About Principal Investment Strategies and Risks

Ivy Balanced Fund: The Fund seeks to achieve its primary goal of providing current income, and its secondary goal of long-term appreciation of capital, by investing primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Fund invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Fund owns common stocks in order to provide possible appreciation of capital and some dividend income. The Fund ordinarily invests at least 25% of its total assets in fixed income securities.

In its equity investments, the Fund invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Fund’s debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor’s Ratings Service or Baa and higher by Moody’s Investor Services, Inc. or, if unrated, deemed by WRIICO to be of comparable quality. The Fund has no limitations on the range of maturities of debt securities in which it may invest. The Fund may also invest in foreign securities.

WRIICO may look at a number of factors in selecting securities for the Fund. For equity investments, it may emphasize a blend of value and growth potential. For value securities, WRIICO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, it seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Fund, WRIICO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIICO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIICO will consider whether the debt security continues to maintain minimal credit risk. WRIICO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Balanced Fund is subject to various risks, including the following:

•     Call Risk

•     Company Risk

•     Credit Risk

•     Diversification Risk

•     Extension Risk

•     Foreign Securities Risk

•     Fund Risk

•     Income Risk

•     Inflation Risk

•     Interest Rate Risk

•     Large Company Risk

•     Manager Risk

•     Market Risk

•     Mid Size Company Risk

•     Prepayment Risk

•     Sector Risk

•     Short-Term Trading Risk

•     Value Stock Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the Statement of Additional Information (“SAI”).

Ivy Bond Fund: The Fund seeks to achieve its goal of a high level of current income consistent with prudent investment risk by investing, under normal circumstances, at least 80% of its net assets in bonds (for this purpose, “bonds” includes any debt security). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund’s outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Fund invests primarily in a variety of investment-grade debt securities which include:

•     investment-grade corporate debt obligations and mortgage-backed securities

•     debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)

•     investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

•     investment grade asset-backed securities

•     U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies and publicly traded in the United States

•     debt obligations of U.S. banks, savings and loan associations

The Fund will invest a significant portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than 10 years), intermediate debt securities (maturities from 3 to 10 years) and short-term debt securities (maturities of less than 3 years).

In selecting corporate debt securities and their maturities, the sub- advisor seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in government and non- governmental mortgage-related securities, including CMOs, and in stripped mortgage-backed securities and asset-backed securities. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the interest holder to receive the interest portion of cash payments, while the principal component only allows the interest holder to receive the principal portion of cash payments.

Asset-backed securities represent interest in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset- backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts, convertible and non-convertible investment-grade and non-investment grade debt securities issued by domestic governments and companies, restricted and illiquid securities, options (the Fund may purchase and sell put and call options), stripped asset-backed securities, securities purchased on a when-issued or forward commitment basis, mortgage dollar roll transactions, direct mortgage investments, securities of other mutual funds, warrants, repurchase agreement transactions, and money market securities. To generate additional income, the Fund may lend securities representing up to one- third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

•     Call Risk

•     Credit Risk

•     Diversification Risk

•     Emerging Markets Risk

•     Extension Risk

•     Foreign Securities Risk

•     Fund Risk

•     Income Risk

•     Inflation Risk

•     Interest Rate Risk

•     Market Risk

•     Prepayment Risk

•     Securities Lending Risk

•     Short-Term Trading Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its goal of a high level of total return by investing in equity and debt securities issued by large and small international companies and governmental agencies. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities. In addition, the Fund invests approximately 30% to 50% of its assets in international investment-grade debt securities. The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. (For purposes of the investment percentages described in the preceding sentences, collateral received in connection with securities lending shall not be considered Fund assets.) Under normal circumstances, the Fund will maintain investments in at least three foreign countries.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, the sub-advisor does a company-by-company analysis, rather than focusing on a specific industry or economic sector. The sub- advisor concentrates primarily on the market price of a company’s securities relative to its view regarding the company’s long-term earnings potential. A company’s historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers’ acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities the sub-advisor evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances.

The Fund may also invest a lesser portion of its assets in closed-end investment companies, restricted and illiquid securities, U.S. government and domestic investment-grade debt securities, American Depositary

Receipts, European Depositary Receipts, securities and index futures contracts, forward foreign currency exchange contracts, exchange-traded foreign currency futures contracts, securities of other mutual funds, options (the Fund may purchase and sell put and call options), repurchase agreement transactions, securities purchased on a when-issued or forward commitment basis and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

•     Call Risk

•     Company Risk

•     Credit Risk

•     Currency Risk

•     Diversification Risk

•     Emerging Markets Risk

•     Foreign Securities Risk

•     Fund Risk

•     Income Risk

•     Inflation Risk

•     Interest Rate Risk

•     Large Company Risk

•     Market Risk

•     Mid Size Company Risk

•     Sector Risk

•     Securities Lending Risk

•     Small Company Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its goal of a high level of current income consistent with prudent investment risk by investing at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund’s outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy. Under this 80% investment policy the Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage- related securities including CMOs and stripped mortgage-backed securities.

In selecting mortgage-related securities the sub-advisor considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully- amortized loan). The sub-advisor also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Fund may, at the time of purchase, invest up to 15% of its net assets in illiquid securities, and may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by the sub-advisor to be liquid under liquidity guidelines adopted by the Fund’s Board of Trustees. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Fund bears the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. The sub-advisor continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid. This could result in more than 15% of the Fund’s net assets being invested in illiquid securities.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or “passed through” to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In “pass through” mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in “modified pass through” mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal governmental guarantors of mortgage-related securities are the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). FNMA and FHLMC generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers).

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest component only allows the security holder to receive the interest portion of cash payments, while the principal component only allows the security holder to receive the principal portion of cash payments.

The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. In addition, the Fund may invest lesser portions of its assets in non-investment grade mortgage- related securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, certificates of deposits, bankers’ acceptances, investment-grade commercial paper, convertible and non- convertible investment-grade and non-investment grade corporate debt securities, securities of other mutual funds, restricted and illiquid securities, direct mortgage investments, interest rate and other bond futures contracts, asset-backed securities, stripped asset-backed securities, when-issued or forward commitment transactions and mortgage dollar rolls. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker- dealers, banks and other institutions. In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

•     Call Risk

•     Concentration Risk

•     Credit Risk

•     Diversification Risk

•     Emerging Markets Risk

•     Extension Risk

•     Foreign Securities Risk

•     Fund Risk

•     Income Risk

•     Inflation Risk

•     Interest Rate Risk

•     Market Risk

•     Prepayment Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its goal of total return through a combination of capital appreciation and current income by investing, under normal circumstances, at least 80% of the Fund’s net assets (exclusive of collateral received in connection with securities lending) in real estate and real estate-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund’s outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy.

The Fund will primarily invest in real estate and real estate-related equity securities (including securities convertible into equity securities). The Fund does not invest directly in real estate.

“Real estate securities” include securities issued by companies that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate brokers and developers, real estate holding companies and publicly traded limited partnerships.

“Real estate-related securities” include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, financial institutions that issue or service mortgages and resort companies.

Most of the Fund’s real estate securities portfolio will consist of securities issued by REITs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986 may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.

The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. The Fund’s sub-advisor assesses an investment’s potential for sustainable earnings growth over time. In selecting securities, the sub-advisor considers factors such as an issuer’s financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market position.

In addition, the Fund may invest lesser portions of its assets in securities issued by companies outside of the real estate industry. The Fund may also invest in non-real estate-related equity securities, convertible debt securities, investment-grade fixed income securities, securities of other mutual funds, repurchase agreement transactions, restricted and illiquid securities, stock index futures contracts, options (the Fund may purchase and sell put and call options), American Depositary Receipts, securities purchased on a when issued or forward commitment basis, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

•     Company Risk

•     Concentration Risk

•     Credit Risk

•     Diversification Risk

•     Extension Risk

•     Fund Risk

•     Income Risk

•     Inflation Risk

•     Interest Rate Risk

•     Large Company Risk

•     Market Risk

•     Mid Size Company Risk

•     Prepayment Risk

•     Real Estate Risk

•     REIT-Related Risk

•     Sector Risk

•     Securities Lending Risk

•     Short-Term Trading Risk

•     Small Company Risk

An investment in the Ivy Real Estate Securities Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in portfolio of securities selected form a greater number of issuers. The Fund is subject to limited portfolio risk because the Fund may invest in a smaller number of individual issuers than other portfolios.

As well, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Value Fund: The Fund seeks to achieve its goal of long- term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000c Value Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small capitalization domestic companies and foreign issuers that are publicly traded in the United States. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Fund’s outstanding shares, but shareholders will be notified in writing at least 60 days prior to any change of this policy. Some companies may outgrow the definition of a small capitalization company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small capitalization companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with market capitalizations larger than that defined above).

In selecting value stocks and other equity securities, the Fund’s sub- advisor primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that the sub-advisor believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, the sub- advisor will consider factors such as a company’s ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Fund may also invest in equity securities of companies that the sub-advisor believes show potential for sustainable earnings growth above the average market growth rate. The Fund’s purchases of equity securities may include shares of common stock that are part of a company’s initial public offering. In addition, the Fund may invest lesser portions of its assets in restricted and illiquid securities, convertible and non-convertible investment-grade and non-investment grade debt securities, securities of other mutual funds, foreign securities, warrants, repurchase agreement transactions, stock index futures contracts, options (the Fund may purchase and sell put and call options), when-issued or forward commitment transactions, index depositary receipts, and money market securities. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Small Cap Value Fund is subject to various risks, including the following:

•     Company Risk

•     Diversification Risk

•     Fund Risk

•     Inflation Risk

•     Initial Public Offering Risk

•     Market Risk

•     Mid Size Company Risk

•     Sector Risk

•     Securities Lending Risk

•     Short-Term Trading Risk

•     Small Company Risk

•     Value Stock Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

Ivy Value Fund: The Fund seeks to achieve its goal of long-term accumulation of capital by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Fund seeks to invest in stocks that are, in the opinion of WRIICO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund typically invests in large-cap companies, it may invest in securities of any size company.

WRIICO utilizes both fundamental research and quantitative analysis to identify securities for the Fund. The Fund will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Fund may also invest in growth stocks that are, in WRIICO’s opinion, temporarily undervalued.

WRIICO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It considers numerous factors in its analysis of issuers and stocks, including the following:

—	intrinsic value of the company not reflected in stock price

—	historical earnings growth

—	future expected earnings growth

—	company’s position in its respective industry

—	industry conditions

—	competitive strategy

—	management capabilities

—	free cash flow potential

The Fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or its has performed below WRIICO’s expectations.

When WRIICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Value Fund is subject to various risks, including the following:

•     Company Risk

•     Diversification Risk

•     Foreign Securities Risk

•     Fund Risk

•     Inflation Risk

•     Large Company Risk

•     Manager Risk

•     Market Risk

•     Mid Size Company Risk

•     Sector Risk

•     Securities Lending Risk

•     Small Company Risk

•     Short-Term Trading Risk

•     Value Stock Risk

A detailed description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities in which the Fund may invest, is provided in the SAI.

All Funds

Although the Funds do not pursue an investment strategy of active and frequent trading of portfolio securities, each Fund makes changes in its portfolio securities which are considered advisable in light of market conditions. Portfolio turnover rates may therefore vary greatly from year to year. To the extent a Fund experiences high rates of portfolio turnover, it will incur correspondingly greater brokerage commission expenses, which may reduce investment returns. Higher rates of portfolio turnover may also result in larger capital gains distributions, which are taxable to Fund shareholders.

Defining Risks

•	Call Risk – is the risk that securities with high interest rates (or other attributes that increase debt cost) will be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. In general, an issuer will call its debt securities if they can be refinanced by issuing new securities with a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its securities. As a result, the Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund’s income.

•	Company Risk – is the risk that individual securities may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

•	Concentration Risk – is the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund is subject to concentration risk if the Fund invests more than 25% of its total assets in a particular industry.

•	Credit Risk – is the risk that an issuer of a REIT or debt security (including mortgage-backed securities) will not make payments on the security when due, or that the other party to a contract will default on its obligation. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the Fund. Also, a change in the quality rating of a REIT security or a debt security can affect the security’s liquidity and make it more difficult to sell. The Fund may attempt to minimize credit risk by investing in debt securities and other fixed income obligations considered at least investment grade at the time of purchase. However, all of these securities and obligations, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations. If the Fund purchases unrated securities and obligations, it will depend on its investment advisor’s or sub-advisor’s analysis of credit risk more heavily than usual.

•	Currency Risk – is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund. Attempts by the Fund to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Fund’s hedging transactions may cause the Fund to be unable to take advantage of a favorable change in the value of foreign currencies.

•	Diversification Risk – is the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a more diversified investment portfolio. The Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the Investment Company Act of 1940, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio).

•	Emerging Markets Risk – is the risk that the value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investment and private property.

•	Extension Risk – is the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

•	Foreign Securities Risk – is the risk that the value of foreign companies or foreign government securities held by the Fund may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or nationalization of assets.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Fund may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Foreign Investment Restriction Risk. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Foreign Securities Market Risk. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. Moreover, foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.

Information and Remedies Risk. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to domestic companies. As a result, less information may be available to investors concerning foreign issuers. In addition, the Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with domestic companies in domestic courts.

•	Fund Risk – is the risk that Fund performance may not meet or exceed that of the market as a whole. The performance of the Fund will depend on the Fund’s investment advisor sub-advisor’s judgment of economic and market policies, trends in investment yields and monetary policy. Due to its active management, the Fund could under perform other mutual funds with similar investment objectives or the market generally.

•	Income Risk – is the risk that the Fund may experience a decline in its income due to falling interest rates.

•	Inflation Risk – is the risk that even if the principal value of an investment in the Fund remains constant or increases, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of an investor’s Fund shares may decline, even if their value in dollars increases.

•	Initial Public Offering Risk – is the risk that the Fund will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Investments in IPOs can have a significant positive impact on the Fund’s performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

•	Interest Rate Risk – is the risk that the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) will decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset- backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund’s duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. “Effective” duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. Ivy Bond Fund expects that under normal circumstances the effective duration of its portfolio will range from four to seven years. Ivy International Balanced Fund expects that under normal circumstances the effective duration of its portfolio will range from three to six years. Ivy Mortgage Securities Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

•	Large Company Risk – is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

•	Market Risk – is the risk that equity securities are subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such equity securities may underperform the market as a whole.

•	Mid Size Company Risk – is the risk that securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

•	Prepayment Risk – is the risk that falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including mortgage REITs). The Fund (or REIT) must reinvest the prepayments at a time when interest rates of new mortgage investments are falling, reducing the income of the Fund (or potentially reducing the portion of the REIT’s income distributable to the Fund). In addition, when interest rates fall, prices of mortgage-backed securities may not rise as much as for other types of comparable securities because investors may anticipate an increase in mortgage prepayments.

•	REIT-Related Risk – is the risk that the value of the Fund’s REIT securities will be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REIT’s could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Internal Revenue Code of 1986 (as amended), or maintain its exemption from registration under the Investment Company Act of 1940.

•	Sector Risk – is the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

•	Securities Lending Risk – is the risk that the Fund may experience a delay in the recovery of loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the Fund enters into loan arrangements only with institutions that the Fund’s investment advisor or sub-advisor has determined are creditworthy.

•	Short-Term Trading Risk – is the risk that a Fund may trade securities frequently and hold securities in its portfolio for one year or less. Frequent purchases and sales of securities will increase the Fund’s transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund’s market capitalization target, and the need to sell a security to meet redemption activity.

•	Small Company Risk – is the risk that equity securities of small capitalization companies (including small capitalization REIT’s) are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

•	Value Stock Risk – is the risk that the value of security believed by WRIICO or a sub-advisor to be undervalued may never reach what is believed to be is its full value, or that such security’s value may decrease.

YOUR ACCOUNT

Choosing a Share Class

Each class of shares offered in this prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class B and Class C shares are not available for investments of $2 million or more. Class Y shares are designed for institutional investors and others investing through certain intermediaries.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase months after purchase	A 1% deferred sales charge on shares you sell within twelve
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
For an investment of $2 million or more, only Class A shares are available	Converts to Class A shares 8 years after the month in which the shares were purchased, thus reducing future annual expenses For an investment of $300,000 or more, your financial advisor typically will recommend purchase of Class A shares due to a reduced sales charge and lower annual expenses	Does not convert to Class A shares, so annual expenses do not decrease

[1]A 1% CDSC may apply to purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.

Each Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (1940 Act) for each of its Class A, Class B, Class C, and Class Y shares. Under the Class A Plan and Class Y Plan, a Fund may pay Ivy Funds Distributor, Inc. (IFDI) a fee of up to 0.25%, on an annual basis, of the average daily net assets of that class. This fee is to reimburse and/or compensate IFDI for, either directly or through third parties, distributing the shares of that class, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class. Under the Class B Plan and the Class C Plan, each Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund’s Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the NASD rules as then in effect.

Because the fees of a class are paid out of the assets of that class on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares.

		Sales
	Sales	Charge as	Reallowance to
	Charge as	Approximate	Dealers as
	Percent of	Percent of	Percent of
	Offering	Amount	Offering
Size of Purchase	Price	Invested	Price

under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 to less than $2,000,000	1.00	1.01	0.75
$2,000,000 and over	0.00 [1]	0.00 [1]	0.50

[1] No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments the Fund may impose a CDSC of 1.00% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI or its affiliates may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such dealers without payment of a sales charge. Please see the SAI for additional disclosure regarding dealer compensation for all classes.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

•	Combining additional purchases of Class A shares of any of the funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios, Inc., except Class A shares of Ivy Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the net asset value (NAV) of Class A shares already held (Rights of Accumulation)[2]

•	Grouping all purchases of Class A shares of the funds referenced above, except shares of Ivy Money Market Fund, made during a thirteen-month period (Letter of Intent)

•	Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

[2]Clients of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) may also combine purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management, Inc.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

•	Shareholders investing through certain investment advisors and financial planners who charge a management, consulting or other fee for their services

•	The Trustees and officers of the Ivy Fund, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of WRIICO, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each, including purchases into certain retirement plans and certain trusts for these individuals

•	Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees that are participants, and the shares are held in individual plan participant accounts on the Fund’s records

•	The Merrill Lynch Daily K Plan (the “Plan”), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program” in the SAI.

•	Friends of the Firm which include certain persons who have an existing relationship with IFDI or any of its affiliates

You will find more information in the Fund’s SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund’s Class B or Class C shares or certain Class A shares. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted above, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and distributions paid on such shares, automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge

1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In applying the CDSC, all purchases are considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on November 14, 2003, then redeems all Class B shares on November 12, 2004, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for seven years or longer, Class C shares may not be appropriate.

The CDSC will not apply in the following circumstances:

•	redemptions of shares requested within one year of the shareholder’s death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI

•	redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended (Code), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper

•	redemptions of shares purchased by current or retired Trustees of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons

•	redemptions of shares made pursuant to a shareholder’s participation in any systematic withdrawal service adopted for a Fund (The service and this exclusion from the CDSC do not apply to a one-time withdrawal)

•	redemptions the proceeds of which are reinvested within forty-five (45) days in shares of the same class of the Fund as that redeemed

•	for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

•	the exercise of certain exchange privileges

•	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares is less than $500

•	redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or redemptions by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s shares, which requires certain notice.

Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

•	participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401 (k) plans, when the plan has 100 or more eligible employees that are participants and holds the shares in an omnibus account on the Fund’s records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan

•	banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund’s records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services

•	government entities or authorities and corporations whose investment within the first twelve months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

•	certain retirement plans and trusts for employees of Waddell & Reed and its affiliates

Ways to Set Up Your Account

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and

Coverdell Education Savings Accounts) may be tax-deductible.

•	Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For the 2002 through 2004 calendar years, the Annual Dollar Limit is $3,000. For individuals who have attained age 50 by the last day of the calendar year for which a contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $500 for the 2002 through 2005 calendar years. An individual’s maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year. The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple’s combined earned income for the tax year.

•	IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.

•	Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is two times the Annual Dollar Limit or, if less, the couple’s combined earned income for the taxable year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

•	Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary.

•	Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.

•	Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.

•	Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $40,000.

•	Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees’ wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

•	403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.

•	457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $11,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by IFDI. Contact your financial advisor for the form.

Buying Shares

You may buy shares of each of the Funds through IFDI and through third parties that have entered into selling arrangements with IFDI. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

By mail: To purchase any class of shares by check, make your check payable to Ivy Funds Distributor, Inc. Mail the check, along with your completed application, to:

Ivy Funds Distributor, Inc.
P. 0. Box 29217
Shawnee Mission, Kansas
66201-9217

By wire: To purchase shares of the Fund by wire, you must first obtain an account number by calling 800-777-6472, then mail a completed application to IFDI at the above address, or fax it to 800-532-2749. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

The price to buy a share of a Fund, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the applicable sales charge.

In the calculation of a Fund’s NAV:

•	The securities in the Fund’s portfolio that are listed or traded on an exchange are valued primarily using market prices.

•	Bonds are generally valued according to prices quoted by an independent pricing service.

•	Short-term debt securities are valued at amortized cost, which approximates market value.

•	Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of a Fund’s Board of Trustees.

Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded.

As noted, some of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Fund shares may be significantly affected on days when a Fund does not price its shares and when you are not able to purchase or redeem a Fund’s shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of each Fund’s Board of Trustees.

When you place an order to buy shares, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

•	If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten (10) days from the date of purchase to ensure that your previous investment has cleared.

•	If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price.

•	Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:
To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For certain retirement accounts and accounts opened with Automatic Investment Service	$50 (per Fund)
For certain retirement accounts and accounts opened through payroll deductions	$25 (per Fund)
To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For Automatic Investment Service	$25 (per Fund)
For Class Y:
To Open an Account
For a government entity or authority	$10 million
or for a corporation	(within first twelve months)
For other eligible investors	Any amount
To Add to an Account	Any amount

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

By mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to IFDI, along with the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

By wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Method: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (“EFT”) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

•     the name on the account registration

•     the Fund’s name

•     the account number

•     the dollar amount or number, and the class, of shares to be redeemed

•     any other applicable requirements listed in the table under “Special Requirements for Selling Shares.”

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

The Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A or Class Y shares of Ivy International Balanced Fund after holding them less than 30 days. These fees are paid to the Fund, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the “first-in, first-out” (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and programs and through certain fee- based asset allocation programs. In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

By telephone: If you have elected this method in your application or by subsequent authorization, call 800-777-6472, or fax your request to 800-532-2749, and give your instructions to redeem your shares. For deposit to your predesignated bank account you may receive your proceeds by wire (requires a $1,000 minimum redemption amount, a $10 wire fee, and is available only in the Ivy Money Market), or by direct Automated Clearing House(ACH). You may also request a check be sent to you at the address on the account (provided the address has been unchanged for at least 30 days). For your protection, banking wire information must be established on your account for a minimum of 30 days before a wire redemption will be processed. Requests by telephone can only be accepted for amounts up to $50,000.

By Internet: You need to have selected the Internet option on your Account Application. Once your request for this option has been processed (which may take up to 10 days), you may place your redemption order at www.ivyfunds.com. For your protection, your redemption proceeds will be mailed to your address of record, which may not have been changed within 30 days prior to your redemption request and such redemptions can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) at the address listed above. Note the following:

•	If more than one person owns the shares, each owner must sign the written request.

•	If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten (10) days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

•	Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission.

•	Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund’s Board of Trustees determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

•	If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day’s price.

•	Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Important Information about the Redemption/Exchange Fee

Ivy International Balanced Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A shares or Class Y shares after holding them less than 30 days. These fees are paid to the Fund rather than to WRIICO, and are designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

If you bought your shares on different days, the “first-in, first-out” (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to shares that were acquired through reinvestment of distributions and generally is waived for shares purchased through certain retirement and educational plans, and through certain third party fee-based asset allocation programs. (Before purchasing Class A or Class Y shares, please check with your account representative concerning the availability of the fee waiver.) In addition, the fee waiver does not apply to any IRA or SEP-IRA accounts. The Funds reserve the right to modify the terms of or terminate the redemption/exchange fee at any time.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person.
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

•	a redemption request made by a corporation, partnership or fiduciary

•	a redemption request made by someone other than the owner of record

•	the check is made payable to someone other than the owner of record

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and sixty (60) days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The

Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five (45) days after the date of your redemption. You may do this only once with Class A shares of a Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund within forty-five (45) days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares of a Fund and once as to Class C shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Payments of principal and interest on loans made pursuant to a 401 (a) qualified plan (if such loans are permitted by the plan) may be reinvested, without payment of a sales charge, in Class A shares of any of the Funds in which the plan may invest.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. Waddell & Reed Services Company (WRSCO), the Funds’ transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

We provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800-777-6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access your account information from a touch- tone phone, or from our web site, www.ivyfunds.com, to:

•	obtain information about your accounts

•	obtain price information about other funds in the Ivy Family of Funds

•	obtain a Fund’s current prospectus

•	request duplicate statements

•	transact certain account activity, including exchange privileges and redemption of shares

Reports

Statements and reports sent to you include the following:

•	confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

•	year-to-date statements (quarterly)

•	annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the most recent prospectus, annual and semiannual reports of the Funds may be mailed to Shareholders having the same last name and address in the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies.

Exchanges

Except as otherwise noted, you may sell your shares and buy shares of the same Class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States and the Commonwealth of Puerto Rico, except that Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund and Ivy Pacific Opportunities Fund are not eligible for sale in the Commonwealth of Puerto Rico. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address under “Buying Shares” and “Selling Shares.”

By telephone: Call IFDI at 800-777-6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By Internet: You will be allowed to exchange by Internet if (1) you can provide proper identification information; and (2) you have established the Internet trading option.

Redemption/Exchange Fee

The Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class A or Class Y shares of Ivy International Balanced Fund after holding them less than 30 days. These fees are paid to the Fund, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short term shareholder trading.

Important Exchange Information

•	You must exchange into the same share class you currently own (except that you may exchange Class Y shares of any of the Funds for Class A shares of Ivy Money Market Fund).

•	Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

•	It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short term market fluctuations. The Funds may therefore limit the frequency of exchanges by a shareholder, charge a redemption fee or cancel a shareholder’s exchange privilege if at any time it appears that such market-timing strategies are being used.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service

To move money from your bank account to an existing Fund account

Minimum Amount	Minimum Frequency
$25 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.

Usually, Ivy Balanced Fund, Ivy International Balanced Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund and Ivy Value Fund, distributes net investment income quarterly in March, June, September and December. Ivy Bond Fund and Ivy Mortgage Securities Fund declare dividends from net investment income daily and pay them monthly. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.     Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.     Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is equal to or greater than five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same class of the Fund.

For retirement accounts, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax- advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund’s investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are “qualified dividend income” eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, “qualified dividend income” received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund’s Class A shares through a redemption or exchange within ninety (90) days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the forty-five (45) day reinvestment privilege or exchange privilege. See Your Account — Selling Shares. In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty (30) days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.

Withholding. Each Fund must withhold a portion of all dividends and capital gains distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gains distributions payable to shareholders who are otherwise subject to backup withholding.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Funds.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

The Management of the Funds

Portfolio Management

WRIICO provides investment advisory services to the Funds. WRIICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee-Mission, Kansas 66201-9217. WRIICO is an SEC-registered investment advisor with approximately $1.6 billion in assets under management as of December 31, 2002. All the Funds pay WRIICO a fee that is equal to the following percentages of the Funds’ respective average net assets as listed below. WRIICO uses a portion of the applicable fee to pay a Fund’s sub-advisor, if any.

Fee Payable to WRIICO as a Percentage
Fund Name	of the Fund’s Average Net Assets

Ivy Bond Fund	0.53%
Ivy International Balanced Fund	0.70%
Ivy Mortgage Securities Fund	0.50%
Ivy Value Fund	0.70%
Ivy Real Estate Securities Fund	0.90%
Ivy Small Cap Value Fund	0.85%
Ivy Balanced Fund	0.70%

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment sub-advisor to Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with WRIICO. Since its inception in 1994, Advantus Capital has provided investment advisory services for mutual funds and has managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc. Personnel of Advantus Capital also manage Minnesota Life’s investment portfolio. Advantus Capital had approximately $13 billion in assets under management as of June 30, 2003.

Templeton Investment Counsel, LLC (Templeton Counsel), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 serves as investment sub-advisor to the Ivy International Balanced Fund under an agreement with WRIICO. Templeton Counsel provides investment advice, and generally conducts the investment management program for the Fund.

State Street Research & Management Company (State Street Research), an SEC-registered investment advisor located at One Financial Center, Boston, Massachusetts 02111 serves as investment sub-advisor to the Ivy Small Cap Value Fund under an agreement with WRIICO. State Street Research provides investment advice, and generally conducts the investment management program for the Fund. At September 30, 2003, State Street Research had approximately $40.6 billion in assets under management.

The following persons serve as the primary portfolio managers for the Funds:

FUND	SUB-ADVISOR	PORTFOLIO MANAGER	PRIMARY PORTFOLIO	BUSINESS EXPERIENCE
		AND TITLE	MANAGER SINCE	DURING PAST FIVE
YEARS

Bond Fund	Advantus Capital	Christopher R. Sebald Portfolio Manager	Portfolio Manager to predecessor fund since August 14, 2003	Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003; Senior Vice President and Portfolio manager,
AEGON USA Investment Management, 2000 through July 2003; Director of Portfolio Management, GMAC-RFC, January 1998 through July 2000

FUND	SUB-ADVISOR	PORTFOLIO MANAGER	PRIMARY PORTFOLIO	BUSINESS EXPERIENCE
		AND TITLE	MANAGER SINCE	DURING PAST FIVE
YEARS

International Balanced Fund	Templeton Counsel	Edgerton Tucker Scott III Co-Portfolio Manager (equity portfolio)	Portfolio Manager to predecessor fund since June, 2000	Vice President and Research Analyst, Templeton Investment Counsel, LLC

		Alexander C. Calvo Co-Portfolio Manager (fixed income portfolio)	Portfolio Manager to predecessor fund since December, 2001	Senior Vice President and Director of the International Bond Department, Franklin Advisors, Inc.; Portfolio Manager and Director of Research of the International Bond Department, Franklin Templeton Investments

Mortgage Securities	Advantus Capital	Christopher R. Sebald Portfolio Manager	Portfolio Manager to predecessor fund since August 14, 2003	Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003; Senior Vice President and Portfolio manager, AEGON USA Investment Management, 2000 through July 2003; Director of Portfolio Management, GMAC-RFC, January 1998 through July 2000

Value Fund		Matthew T. Norris Portfolio Manager	Portfolio Manager to predecessor fund since July 21, 2003	Portfolio Manager with Waddell & Reed Ivy Investment Company since July, 2003; Portfolio Manager for Advantus Capital from January 2000 to June 2003; Analyst from December 1997 to January 2000 with Advantus Capital

FUND	SUB-ADVISOR	PORTFOLIO MANAGER	PRIMARY PORTFOLIO	BUSINESS EXPERIENCE
		AND TITLE	MANAGER SINCE	DURING PAST FIVE
YEARS

Real Estate Securities Fund	Advantus Capital	Joseph R. Betlej Portfolio Manager	Portfolio Manager to predecessor fund since February 25, 1999	Vice President and Investment Officer of Advantus Capital

Small Cap Value Fund	State Street Research	John Burbank Portfolio Manager	Portfolio Manager to predecessor fund since May 1, 2001	Senior Vice President, State Street Research

Balanced Fund		Cynthia P. Prince-Fox Portfolio Manager	Portfolio Manager to predecessor fund since May 1, 2003	Senior Vice President, WRIICO and WRIMCO; Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc.; From January 1993 to March 1998, Vice President and Portfolio Manager, Waddell & Reed Asset Management Company

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of Class A shares of each Fund for the fiscal periods shown. The information shown is that of Class A shares of the respective Advantus Fund (“predecessor fund”) for periods prior to the date of this Prospectus. Information is not shown for Class  B, Class C and Class Y shares because all assets of each predecessor fund, Classes A, B and C, merged into Class A shares of the respective Ivy Fund. Certain information reflects financial results for a single Fund share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information is included in a Fund’s financial statements, which, except for the six-month period ended March 31, 2003, have been audited by KPMG LLP, independent accountants, whose report, along with the Fund’s financial statements, is included in the annual report of the predecessor fund. The annual report contains additional performance information and will be made available upon request and without charge.

Ivy Balanced Fund

Historical information is presented for Advantus Spectrum Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations			Less Distributions

			Net Gain
	Net Asset	Net	(Loss) on		Dividends	Distributions		Net Asset
	Value	Investment	Investments	Total From	From Net	From Net		Value
	Beginning	Income	(Realized and	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Unrealized)	Operations	Income	Gains	Distributions	Period

For the Period From
10-1-02 to 3-31-03*	$10.54	$0.10	$0.39	$0.49	$(0.11)	$0.00	$(0.11)	$10.92
10-1-01 to 9-30-02	11.45	0.23	(0.89)	(0.66)	(0.25)	0.00	(0.25)	10.54
10-1-00 to 9-30-01	19.73	0.22	(6.08)	(5.86)	(0.20)	(2.22)	(2.42)	11.45
10-1-99 to 9-30-00	17.88	0.31	2.55	2.86	(0.30)	(0.71)	(1.01)	19.73
10-1-98 to 9-30-99	16.50	0.31	2.30	2.61	(0.31)	(0.92)	(1.23)	17.88
10-1-97 to 9-30-98	16.40	0.33	1.40	1.73	(0.33)	(1.30)	(1.63)	16.50

*	Unaudited.

Ivy Balanced Fund

Historical information is presented for Advantus Spectrum Fund Class A shares

	Ratios and Supplemental Data

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
		Net Assets	Expenses to		Expenses to		Income (Loss)to		Income (Loss) to
		End of	Average Net		Average Net		Average Net		to Average Net		Portfolio
	Total	Period	Assets with		Assets without		Assets with		Assets without		Turnover
	Return(a)	(in Thousands)	Waiver		Waiver		Waiver		Waiver		Rate

For the Period From
10-1-02 to 3-31-03*	4.73%	$36,108	1.17	%(b)	1.49	%(b)	1.67	%(b)	1.35	%(b)	47.1%
10-1-01 to 9 30-02	(5.91)	36,974	1.22		1.52		1.84		1.54		129.0
10-1-00 to 9-30 01	(32.35)	45,066	1.12		1.40		1.57		1.29		158.4
10-1-99 to 9-30-00	16.22	77,964	1.11		1.20		1.58		1.49		132.0
10-1-98 to 9-30-99	16.08	73,613	1.10		1.10		1.77		1.77		100.8
10-1-97 to 9-30-98	11.31	68,157	1.19		1.19		1.98		1.98		139.8

*	Unaudited.

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

Ivy Bond Fund

Historical information is presented for Advantus Bond Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations			Less Distributions

			Net Gain
	Net Asset	Net	(Loss) on		Dividends	Distributions		Net Asset
	Value	Investment	Investments	Total From	From Net	From Net		Value
	Beginning	Income	(Realized and	Investment	Investment	Realized	Total	End of
	of Period	(Loss)	Unrealized)	Operations	Income	Gains	Distributions	Period

For the Period From
10-1-02 to 3-31-03*	$10.57	$0.24	$0.06	$0.30	$(0.23)	$0.00	$(0.23)	$10.64
10-1-01 to 9-30-02	10.30	0.52	0.27	0.79	(0.52)	0.00	(0.52)	10.57
10-1 00 to 9-30-01	9.60	0.58	0.70	1.28	(0.58)	0.00	(0.58)	10.30
10-1-99 to 9-30-00	9.71	0.58	(0.11)	0.47	(0.58)	0.00	(0.58)	9.60
10-1-98 to 9-30-99	10.69	0.54	(0.79)	(0.25)	(0.54)	(0.19)	(0.73)	9.71
10-1-97 to 9-30-98	10.43	0.59	0.30	0.89	(0.60)	(0.03)	(0.63)	10.69

*	Unaudited.

Ivy Bond Fund

Historical information is presented for Advantus Bond Fund Class A shares

	Ratios and Supplemental Data

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
		Net Assets	Expenses to		Expenses to		Income (Loss)to		Income (Loss) to
		End of	Average Net		Average Net		Average Net		to Average Net		Portfolio
	Total	Period	Assets with		Assets without		Assets with		Assets without		Turnover
	Return(a)	(in Thousands)	Waiver		Waiver		Waiver		Waiver		Rate

For the Period From
10-1-02 to 3-31-03*	2.91%	$18,145	1.15	%(b)	1.95	%(b)	4.56	%(b)	3.75	%(b)	66.0%
10-1-01 to 9-30-02	7.90	17,313	1.15		1.92		5.07		4.30		148.3
10-1-00 to 9-30-01	13.68	15,737	1.15		1.99		5.77		4.93		251.9
10-1-99 to 9-30-00	5.04	15,002	1.15		1.84		6.08		5.39		191.4
10-1-98 to 9-30-99	(2.36)	17,846	1.15		1.55		5.41		5.01		211.9
10-1-97 to 9-30-98	8.75	19,419	1.10		1.58		5.55		5.07		237.2

*	Unaudited.

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

Ivy International Balanced Fund

Historical information is presented for Advantus International Balanced Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations			Less Distributions

			Net Gain
	Net Asset	Net	(Loss) on		Dividends	Distributions			Net Asset
	Value	Investment	Investments	Total From	From Net	From Net	Tax		Value
	Beginning	Income	(Realized and	Investment	Investment	Realized	Return of	Total	End of
	of Period	(Loss)	Unrealized)	Operations	Income	Gains	Capital	Distributions	Period

For the Period From
10-1-02 to 3-31-03*	$8.72	$0.06	$0.17	$0.23	$0.00	$0.00	0.00	$0.00	$8.95
10-1-01 to 9-30-02	9.28	0.18	(0.59)	(0.41)	0.00	(0.13)	(0.02)	(0.15)	8.72
10-1-00 to 9-30-01	11.59	0.18	(1.28)	(1.10)	(0.11)	(1.10)	0.00	(1.21)	9.28
10-1-99 to 9-30-00	11.80	0.23	0.50	0.73	(0.36)	(0.58)	0.00	(0.94)	11.59
10-1-98 to 9-30-99	10.56	0.21	1.52	1.73	(0.11)	(0.38)	0.00	(0.49)	11.80
10-1-97 to 9-30-98	13.29	0.28	(1.95)	(1.67)	(0.14)	(0.92)	0.00	(1.06)	10.56

*	Unaudited.

Ivy International Balanced Fund

Historical information is presented for Advantus International Balanced Fund Class A shares

	Ratios and Supplemental Data

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
		Net Assets	Expenses to		Expenses to		Income (Loss) to		Income (Loss) to
		End of	Average Net		Average Net		Average Net		to Average Net		Portfolio
	Total	Period	Assets with		Assets without		Assets with		Assets without		Turnover
	Return(a)	(in Thousands)	Waiver		Waiver		Waiver		Waiver		Rate

For the Period From
10-1-02 to 3-31-03*	2.64%	$37,019	1.67	%(b)	1.70	%(b)	1.14	%(b)	1.11	%(b)	20.6%
10-1-01 to 9-30-02	(4.62)	36,488	1.62		1.72		1.84		1.74		47.8
10-1-00 to 9-30-01	(10.57)	40,021	1.62		1.73		1.60		1.49		35.6
10-1-99 to 9-30-00	6.26	47,693	1.52		1.65		1.92		1.79		44.2
10-1-98 to 9-30-99	16.65	49,502	1.63		1.70		1.77		1.70		73.8
10-1-97 to 9-30-98	(13.02)	46,025	1.62		1.91		2.38		2.09		57.0

*	Unaudited.

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

Ivy Mortgage Securities Fund

Historical information is presented for Advantus Mortgage Securities Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations			Less Distributions

			Net Gain
	Net Asset	Net	(Loss) on		Dividends	Distributions			Net Asset
	Value	Investment	Investments	Total From	From Net	From Net	Tax		Value
	Beginning	Income	(Realized and	Investment	Investment	Realized	Return of	Total	End of
	of Period	(Loss)	Unrealized)	Operations	Income	Gains	Capital	Distributions	Period

For the Period From
10-1-02 to 3-31-03*	$11.07	$0.33	$(0.07)	$0.26	$(0.31)	$0.00	$0.00	$(0.31)	$11.02
10-1-01 to 9-30-02	10.99	0.70	0.11	0.81	(0.72)	0.00	(0.01)	(0.73)	11.07
10-1-00 to 9-30-01	10.37	0.73	0.65	1.38	(0.72)	0.00	(0.04)	(0.76)	10.99
10-1-99 to 9-30-00	10.30	0.69	0.09	0.78	(0.70)	0.00	(0.01)	(0.71)	10.37
10-1-98 to 9-30-99	10.75	0.69	(0.45)	0.24	(0.68)	0.00	(0.01)	(0.69)	10.30
10-1-97 to 9-30 98	10.54	0.64	0.25	0.89	(0.65)	0.00	(0.03)	(0.68)	10.75

*	Unaudited.

Ivy Mortgage Securities Fund

Historical information is presented for Advantus Mortgage Securities Fund Class A shares

	Ratios and Supplemental Data

							Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
		Net Assets	Expenses to		Expenses to		Income (Loss) to		Income (Loss) to
		End of	Average Net		Average Net		Average Net		to Average Net		Portfolio
	Total	Period	Assets with		Assets without		Assets with		Assets without		Turnover
	Return(a)	(in Thousands)	Waiver		Waiver		Waiver		Waiver		Rate

For the Period From
10-1-02 to 3-31-03*	2.25%	$84,128	95	%(b)	1.14	%(b)	5.79	%(b)	5.60	%(b)	36.1%
10-1-01 to 9-30-02	7.88	67,395	95		1.21		6.24		5.98		98.5
10-1-00 to 9-30-01	13.90	42,458	95		1.31		6.75		6.39		55.2
10-1-99 to 9-30-00	7.70	31,814	95		1.32		6.81		6.44		64.7
10-1-98 to 9-30-99	2.26	33,617	95		1.21		6.29		6.03		127.1
10-1-97 to 9-30-98	8.73	32,268	95		1.29		6.02		5.68		152.5

*	Unaudited.

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

Ivy Real Estate Securities Fund

Historical information is presented for Advantus Real Estate Securities Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations			Less Distributions

		Net Gain
	Net Asset	Net	(Loss) on		Dividends	Distributions	Excess		Net Asset
	Value	Investment	Investments	Total From	From Net	From Net	Distributions		Value
	Beginning	Income	(Realized and	Investment	Investment	Realized	of Net Inv.	Total	End of
	of Period	(Loss)	Unrealized)	Operations	Income	Gains	Income	Distributions	Period

For the Period From
8-1-02 to 7-31-03	$11.93	$0.48	$1.72	$2.20	$(0.48)	$(0.23)	$0.00	$(0.71)	$13.42
8-1-01 to 7-31-02	11.67	0.32	1.01	1.33	(0.28)	(0.79)	0.00	(1.07)	11.93
8-1-00 to 7-31-01	11.23	0.51	0.47	0.98	(0.54)	0.00	0.00	(0.54)	11.67
8-1-99 to 7-31-00	10.25	0.43	1.00	1.43	(0.41)	(0.04)	0.00	(0.45)	11.23
2-25-99 to 7-31-99	10.02	0.18	0.31	0.49	(0.18)	0.00	(0.08)	(0.26)	10.25

Ivy Real Estate Securities Fund

Historical information is presented for Advantus Real Estate Securities Fund Class A shares

	Ratios and Supplemental Data

					Ratio of Net	Ratio of Net
			Ratio of	Ratio of	Investment	Investment
		Net Assets	Expenses to	Expenses to	Income (Loss) to	Income (Loss) to
		End of	Average Net	Average Net	Average Net	to Average Net	Portfolio
	Total	Period	Assets with	Assets without	Assets with	Assets without	Turnover
	Return(a)	(in Thousands)	Waiver	Waiver	Waiver	Waiver	Rate

For the Period From
8-1-02 to 7-31-03	19.65%	$60,198	1.46%	1.46%	2.95%	2.95%	48.2%
8-1-01 to 7-31-02	12.31	32,269	1.50	1.69	2.83	2.64	101.2
8-1-00 to 7-31-01	9.10	17,336	1.50	1.99	4.29	3.81	173.1
8-1-99 to 7-31-00	14.89	11,704	1.50	2.72	4.26	3.04	116.8
2-25-99(c) to 7-31-99	4.78	6,113	1.50 (b)	3.49 (b)	4.09 (b)	2.10 (b)	51.5

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

(c)	Date shares became effectively registered.

Ivy Small Cap Value Fund

Historical information is presented for Advantus Venture Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations

			(Loss) on
	Net Asset	Net	Investments
	Value	Investment	(Realized	Total From
	Beginning	Income	and	Investment
	of Period	(Loss)	Unrealized)	Operations

For the Period From
8-1-02 to 7-31-03	$12.25	$(0.09)	$1.74	$1.65
8-1-01 to 7-31-02	15.05	(0.08)	(1.84)	(1.92)
8-1 00 to 7-31-01	11.47	(0.06)	4.04	3.98
8-1-99 to 7-31-00	11.20	0.05	0.32	0.37
8-1-98 to 7-31-99	12.03	0.10	(0.59)	(0.49)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Selected Per-Share Data

	Less Distributions

	Dividends	Dividends	Distributions		Net Asset
	From Net	in Excess	From Net		Value
	Investment	of Net Inv.	Realized	Total	End of
	Income	Income	Gains	Distributions	Period

For the Period From
8-1-02 to 7-31-03	$— *	$0.00	$(0.88)	$(0.88)	13.02
8-1-01 to 7-31-02	0.00	0.00	(0.88)	(0.88)	12.25
8-1 00 to 7-31-01	0.00	0.00	(0.40)	(0.40)	15.05
8-1-99 to 7-31-00	(0.06)	(0.04)	0.00	(0.10)	11.47
8-1-98 to 7-31-99	(0.09)	0.00	(0.23)	(0.34)**	11.20
8-1-97 to 7-31-98	(0.08)	0.00	(0.66)	(0.74)	12.03

*	Amount is less than $0.01

**	Total Distributions number also includes (0.02) Tax return of capital.

Ivy Small Cap Value Fund

Historical information is presented for Advantus Venture Fund Class A shares

	Ratios and Supplemental Data

					Ratio of Net	Ratio of Net
			Ratio of	Ratio of	Investment	Investment
		Net Assets	Expenses to	Expenses to	Income (Loss) to	Income (Loss) to
		End of	Average Net	Average Net	Average Net	to Average Net	Portfolio
	Total	Period	Assets with	Assets without	Assets with	Assets without	Turnover
	Return*	(in Thousands)	Waiver	Waiver	Waiver	Waiver	Rate

For the Period From
8-1-02 to 7-31-03	14.91%	$59,141	1.53%	1.53%	(0.82)%	(0.82)%	54.2%
8-1-01 to 7-31-02	(13.27)	53,071	1.27	1.37	(0.57)	(0.67)	37.3
8-1-00 to 7-31-01	35.18	54,735	1.40	1.51	(0.56)	(0.67)	37.8
8-1-99 to 7-31-00	3.74	31,371	1.40	1.71	0.63	0.32	169.0
8-1-98 to 7-31-99	(3.89)	31,683	1.40	1.64	0.81	0.57	103.9

*	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

Ivy Value Fund

Historical information is presented for Advantus Cornerstone Fund Class A shares

	Selected Per-Share Data

		Increase (Decrease)
		From Investment Operations

	Net Asset	Net	(Loss) on
	Value	Investment	Investments	Total From
	Beginning	Income	(Realized and	Investment
	of Period	(Loss)	Unrealized)	Operations

For the Period From
8-1-02 to 7-31-03	$11.81	$0.12	$0.72	$0.84
10-1-01 to 7-31-02	12.59	0.08	(0.78)	(0.70)
10-1-00 to 9-30-01	15.08	0.09	(2.50)	(2.41)
10-1 99 to 9-30-00	15.14	0.06	0.13	0.19
10-1-98 to 9-30-99	13.88	0.15	1.26	1.41
10-1-97 to 9-30-98	18.68	0.16	(3.04)	(2.88)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Selected Per-Share Data

	Less Distributions

	Dividends	Distributions	Excess		Net Asset
	From Net	From Net	Distributions		Value
	Investment	Realized	of Net Inv.	Total	End of
	Income	Gains	Income	Distributions	Period

For the Period From
8-1-02 to 7-31-03	$(0.11)	$0.00	$0.00	$(0.11)	$12.54
10-1-01 to 7-31-02	(0.08)	0.00	0.00	(0.08)	11.81
10-1-00 to 9-30-01	(0.08)	0.00	0.00	(0.08)	12.59
10-1-99 to 9-30-00	(0.05)	(0.13)	(0.06)	(0.25)*	15.08
10-1-98 to 9-30-99	(0.15)	0.00	0.00	(0.15)	15.14
10-1-97 to 9-30-98	(0.16)	(1.76)	0.00	(1.92)	13.88

* Total Distributions number also includes (0.01) Tax return of capital.

Ivy Value Fund

Historical information is presented for Advantus Cornerstone Fund Class A shares

	Ratios and Supplemental Data

					Ratio of Net		Ratio of Net
			Ratio of		Ratio of		Investment		Investment
		Net Assets	Expenses to		Expenses to		Income (Loss)to		Income (Loss) to
		End of	Average Net		Average Net		Average Net		to Average Net		Portfolio
	Total	Period	Assets with		Assets without		Assets with		Assets without		Turnover
	Return(a)	(in Thousands)	Waiver		Waiver		Waiver		Waiver		Rate

For the Period From
8-1-02 to 7-31-03	7.23%	$63,549	1.29	%(b)	1.50	%(b)	1.05	%(b)	0.84	%(b)	123.4%
10-1-01 to 7-31-02	(5.72)	57,947	1.24	(b)	1.41	(b)	0.70	(b)	0.53	(b)	95.3
10-1-00 to 9-30-01	(15.97)	65,766	1.24		1.39		0.61		0.46		147.9
10-1-99 to 9-30-00	1.26	81,389	1.24		1.34		0.43		0.33		180.1
10-1-98 to 9-30-99	10.13	92,657	1.21		1.23		0.94		0.92		78.7
10-1-97 to 9-30-98	(16.45)	93,833	1.16		1.25		0.98		0.89		114.4
10-1-96 to 9-30-97	38.35	107,322	1.08		1.28		0.85		0.65		87.7

(a)	Total return figures presented for the periods stated above assume reinvestment of distributions and do not include the effects of sales charges.

(b)	Adjusted to an annual basis.

IVY FUNDS
Custodian	Distributor
UMB Bank, n.a	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLC	913-236-2000
Three First National Plaza	800-777-6472
70 West Madison Street
Suite 3300
Chicago, Illinois 60602-4207

Independent Auditors	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1010 Grand Boulevard	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106-2232	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Waddell & Reed Ivy	913-236-2000
Investment Company	800-777-6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913-236-2000	6300 Lamar Avenue
800-777-6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
800-777-6472

IVY FUNDS

You can get more information about each Fund in the—

•	Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

•	Annual and Semiannual Reports to Shareholders, which detail a Fund’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the year covered by the report.

To request a copy of the Funds’ current SAI without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI may also be requested via e- mail at request@waddell.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports once available) is available from the SEC’s web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Funds’ SEC file number is: 811-01028

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

PART B

STATEMENT OF ADDITIONAL INFORMATION
dated October 20, 2003

Acquisition of the Assets of

ADVANTUS BOND FUND, INC.
ADVANTUS CORNERSTONE FUND, INC.
ADVANTUS ENTERPRISE FUND, INC.
ADVANTUS HORIZON FUND, INC.
ADVANTUS INDEX 500 FUND, INC.
ADVANTUS INTERNATIONAL BALANCED FUND, INC.
ADVANTUS MONEY MARKET FUND, INC.
ADVANTUS MORTGAGE SECURITIES FUND, INC.
ADVANTUS REAL ESTATE SECURITIES FUND, INC.
ADVANTUS SPECTRUM FUND, INC.
ADVANTUS VENTURE FUND, INC.

400 Robert Street North
St. Paul, Minnesota 55101
Telephone: 1-800-665-6005

By and in Exchange for Shares of

IVY BOND FUND, A SERIES OF IVY FUNDS
IVY VALUE FUND, A SERIES OF IVY FUNDS
IVY SMALL CAP GROWTH FUND, A SERIES OF IVY FUNDS, INC.
IVY LARGE CAP GROWTH FUND, A SERIES OF IVY FUNDS, INC.
IVY CORE EQUITY FUND, A SERIES OF IVY FUNDS, INC.
IVY INTERNATIONAL BALANCED FUND, A SERIES OF IVY FUNDS
IVY MONEY MARKET FUND, A SERIES OF IVY FUNDS, INC.
IVY MORTGAGE SECURITIES FUND, A SERIES OF IVY FUNDS
IVY REAL ESTATE SECURITIES FUND, A SERIES OF IVY FUNDS
IVY BALANCED FUND, A SERIES OF IVY FUNDS
IVY SMALL CAP VALUE FUND, A SERIES OF IVY FUNDS

6300 Lamar Avenue
Shawnee Mission, Kansas 66201-9217
Telephone: 1-800-777-6472

     This Statement of Additional Information relates specifically to the reorganization of the Advantus Bond Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus Horizon Fund, Inc., Advantus Index 500 Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Real Estate Securities Fund, Inc., Advantus Spectrum Fund, Inc. and Advantus Venture Fund, Inc. (each an “Advantus Fund” and collectively the “Advantus Funds”) into a mutual fund that is a series of either Ivy Funds (a Massachusetts business trust, hereinafter referred to as “Ivy Trust”) or Ivy Funds, Inc. (a Maryland corporation, hereinafter referred to as “Ivy Corporation”), in most cases with substantially similar investment objectives and strategies (each an “Ivy Fund” and collectively the “Ivy Funds”) in return for shares of that Ivy Fund. Pursuant to this reorganization, each Ivy Fund would acquire all of the assets of a corresponding Advantus Fund, except as described in the Prospectus/Proxy Statement dated October 20, 2003, and Ivy Fund shares would be distributed pro rata by each Advantus Fund to the holders of its shares, in complete liquidation of the Advantus Fund. For the name of the Ivy Fund into which your Advantus Fund would be reorganized, see the Prospectus/Proxy Statement dated October 20, 2003.

1

     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated October 20, 2003, relating to the above-referenced matters may be obtained from the Advantus Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

I.	Additional Information About the Ivy Funds and the Advantus Funds	2
II.	Financial Information	2
III.	Pro Forma Financial Statements	3

I.	Additional Information About the Ivy Funds and the Advantus Funds

     This Statement of Additional Information is accompanied by the following documents which contain additional information about the Ivy Funds and the Advantus Funds and which are incorporated by reference herein:

1.	The Statement of Additional Information dated January 31, 2003 of Advantus Spectrum Fund, Inc. (SEC File No. 002-94175), Advantus Bond Fund, Inc. (SEC File No. 033-12046), Advantus International Balanced Fund, Inc. (SEC File No. 033-80756), Advantus Money Market Fund (SEC File No. 002-94172), and Advantus Mortgage Securities Fund, Inc. (SEC File No. 002-94173) (the “Advantus Fixed Income and Blended Funds”), in the form filed by Advantus Fixed Income and Blended Funds with the Securities and Exchange Commission (the “SEC”) on February 6, 2003 pursuant to Rule 497, EDGAR Accession Number 0001047469-03-004266.

2.	The Statement of Additional Information dated November 29, 2002 of Advantus Index 500 Fund, Inc. (SEC File No. 333-12285), Advantus Venture Fund, Inc. (SEC File No. 333-12283), Advantus Real Estate Securities Fund, Inc. (SEC File No. 333-68669), Advantus Enterprise Fund, Inc. (SEC File No. 033-80754), Advantus Horizon Fund, Inc. (SEC File No. 002-94174), and Advantus Cornerstone Fund, Inc. (SEC File No. 033-80752) (the “Advantus Equity Funds”), in the form filed by Advantus Equity Funds with the SEC on December 3, 2002 pursuant to Rule 497, EDGAR Accession Number 0001047469-02-005496, as supplemented on May 1, 2003, EDGAR Accession Number 0000950134-03-006961.

3.	The Statement of Additional Information dated July 1, 2003 of Ivy Funds, Inc. (SEC File No. 033-45961), in the form filed by Ivy Funds, Inc. with the SEC on July 1, 2003 pursuant to Rule 485(b), EDGAR Accession Number 0001105607-03-000110, as supplemented on July 15 and October 8, 2003, EDGAR Accession Numbers 0001105607-03-000144 and 0001105607-03-000208, respectively.

4.	The Statement of Additional Information dated October , 2003 of Ivy Funds (SEC File No. 002-17613) in the form filed by Ivy Funds with the SEC on October 14, 2003 pursuant to Rule 485(b).

II.	Financial Information

     Historical financial information regarding the Ivy Funds and the Advantus Funds is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

1.	The Advantus Fixed Income and Blended Funds Annual Report for the fiscal year ended September 30, 2002, in the form filed by Advantus Fixed Income and Blended Funds with the SEC on December 29, 2002, EDGAR Accession Number 0001047469-02-005427.

2

2.	The Advantus Fixed Income and Blended Funds Semi-Annual Report for the period ended March 31, 2003, in the form filed by Advantus Fixed Income and Blended Funds with the SEC on May 28, 2003, EDGAR Accession Number 0001047469-03-019932.

3.	The Advantus Equity Funds Annual Report for the period ended July 31, 2003, in the form filed by Advantus Equity Funds with the SEC on September 29, 2003, EDGAR Accession Number 0001047469-03-031981.

4.	The Ivy Funds, Inc.’s Annual Report for the fiscal year ended March 31, 2003, in the form filed by Ivy Funds, Inc. with the SEC on May 28, 2003, EDGAR Accession Number 0000883622-03-000001.

III.	Pro Forma Financial Statements

     Set forth on the following pages are pro forma financial statements which are presented to show the effect of the proposed acquisition of each Advantus Fund by the corresponding Ivy Fund as if such acquisition had taken place as of the close of business on March 31, 2003. Pro forma financial statements are included for the following fund reorganizations: Advantus Horizon Fund, Inc. into Ivy Large Cap Growth Fund, Advantus Index 500 Fund, Inc. into Ivy Core Equity Fund, and Advantus Money Market Fund, Inc. into Ivy Money Market Fund. Pursuant to Item 14(a)(2) of the instructions to Part B of Form N-14, pro forma financial statements are not included for the reorganization of Advantus Enterprise Fund, Inc. into Ivy Small Cap Growth Fund because the net asset value of the fund being acquired does not exceed ten percent of the acquiring fund’s net asset value. Pro forma financial statements are not included for the reorganization of Advantus Bond Fund, Inc. into Ivy Bond Fund, Advantus Cornerstone Fund, Inc. into Ivy Value Fund, Advantus International Balanced Fund, Inc. into Ivy International Balanced Fund, Advantus Mortgage Securities Fund, Inc. into Ivy Mortgage Securities Fund, Advantus Real Estate Securities Fund, Inc. into Ivy Real Estate Securities Fund, Advantus Spectrum Fund, Inc. into Ivy Balanced Fund, and Advantus Venture Fund, Inc. into Ivy Small Cap Value Fund because the acquiring funds are newly formed Ivy Funds that will not have any assets prior to the Reorganization.

3

IVY LARGE CAP GROWTH FUND
ADVANTUS HORIZON FUND
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of Ivy Large Cap Growth Fund and Advantus Horizon Fund as of March 31, 2003 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of Ivy Large Cap Growth Fund and Advantus Horizon Fund as of March 31, 2003.

Under the terms of the Agreement and Plan of Reorganization, the combination of Advantus Horizon Fund and Ivy Large Cap Growth Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of Advantus Horizon Fund in exchange for shares of Ivy Large Cap Growth Fund at net asset value. Ivy Large Cap Growth Fund will be the accounting survivor for financial statement purposes.

As of October 9, 2003, all of the securities held by Advantus Horizon Fund would comply with the compliance guidelines and/or investment restrictions of Ivy Large Cap Growth Fund. All reorganization costs will be borne by Advantus Capital Management, Inc. and not by the funds.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of Ivy Large Cap Growth Fund and Advantus Horizon Fund incorporated by reference in this Statement of Additional Information.

4

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			COMMON STOCKS
			Aircraft
14,800		14,800	Lockheed Martin Corporation	703,740		703,740
	2,600	2,600	United Technologies Corporation		150,228	150,228
			Total	703,740	150,228	853,968
			Banks
9,500	2,000	11,500	Bank of America Corporation	634,980	133,680	768,660
	3,400	3,400	Charter One Financial, Inc.		94,044	94,044
	7,600	7,600	Citigroup, Inc.		261,820	261,820
5,200		5,200	Commerce Bancorp, Inc.	206,648		206,648
	3,100	3,100	Fifth Third BanCorporation		155,434	155,434
	8,550	8,550	MBNA Corporation		128,678	128,678
	2,000	2,000	State Street Corporation		63,260	63,260
14,100	4,400	18,500	Wells Fargo & Company	634,359	197,956	832,315
			Total	1,475,987	1,034,872	2,510,859
			Beverages
5,100	1,700	6,800	Anheuser-Busch Companies, Inc.	237,711	79,237	316,948
	10,800	10,800	Coca-Cola Company (The)		437,184	437,184
	7,300	7,300	Constellation Brands, Inc.		165,710	165,710
	11,010	11,010	Pepsico, Inc.		440,400	440,400
			Total	237,711	1,122,531	1,360,242
			Broadcasting
	8,300	8,300	Clear Channel Communications, Inc.		281,536	281,536
	2,600	2,600	Fox Entertainment Group, Inc.		69,342	69,342
	5,900	5,900	Viacom, Inc.		215,468	215,468
			Total	0	566,346	566,346
			Business Equipment and Services
	7,400	7,400	Ceridian Corporation		103,452	103,452
	4,200	4,200	Entegris, Inc.		41,832	41,832
	4,800	4,800	First Data Corporation		177,648	177,648
	2,400	2,400	Hewitt Associates, Inc.		70,560	70,560
22,500		22,500	Manpower Inc.	672,300		672,300
			Total	672,300	393,492	1,065,792
			Capital Equipment
6,000		6,000	Parker Hannifin Corporation	232,440		232,440
			Coal
	1,300		Genentech, Inc.		45,513	45,513
			Chemicals — Specialty
	2,500	2,500	Air Products and Chemicals, Inc.		103,575	103,575
6,600		6,600	Praxair, Inc.	371,910		371,910
			Total	371,910	103,575	475,485
			Communications Equipment
54,600	47,885	102,485	Cisco Systems, Inc.*	708,162	617,716	1,325,878

See Notes to Pro Forma Combined Financial Statements.

5

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	15,900	15,900	Nokia Oyj		222,759	222,759
	4,774	4,774	Qualcomm, Inc.		172,150	172,150
	7,000	7,000	UTStarcom, Inc.		139,930	139,930
			Total	708,162	1,152,555	1,860,717
			Computers — Main
	4,200	4,200	Hewlett-Packard Company		65,310	65,310
	5,300	5,300	International Business Machines Corporation		415,679	415,679
			Total	0	480,989	480,989
			Computers — Micro
11,100	14,530	25,630	Dell Computer Corporation*	303,363	396,814	700,177
			Computers — Peripherals
	2,700	2,700	Comverse Technology, Inc.		30,537	30,537
144,211		144,211	EMC Corporation*	1,042,646		1,042,646
	1,946	1,946	Electronic Arts, Inc.		114,113	114,113
37,600	55,018	92,618	Microsoft Corporation	910,296	1,331,986	2,242,282
	17,100	17,100	Oracle Corporation		185,518	185,518
45,400	9,800	55,200	SAP Aktiengesellschaft, ADR	860,784	185,808	1,046,592
	8,400	8,400	Seagate Technology		86,688	86,688
	12,200	12,200	Siebel Systems, Inc.		97,722	97,722
	2,006	2,006	Sungard Data Systems, Inc.		42,728	42,728
	4,200	4,200	Symantec Corporation		164,556	164,556
	22,300	22,300	Symbol Technologies, Inc.		192,003	192,003
	10,600	10,600	Veritas Software Corporation		186,348	186,348
			Total	2,813,726	2,618,007	5,431,733
			Consumer Electronics
6,100		6,100	Harman International Industries, Incorporated	357,277		357,277
			Cosmetics and Toiletries
	2,500	2,500	Avon Products, Inc.		142,625	142,625
			Electrical Equipment
	2,800	2,800	W.W. Grainger, Inc.		120,120	120,120
			Electronic Components
	3,400	3,400	Altera Corporation		46,036	46,036
11,400	2,466	13,866	Analog Devices, Inc.*	313,500	67,815	381,315
	29,831	29,831	Intel Corporation		485,649	485,649
	3,600	3,600	Intersil Corporation		56,016	56,016
	2,288	2,288	Linear Technology Corporation		70,631	70,631
9,400	2,222	11,622	Maxim Integrated Products, Inc.	339,528	80,259	419,787
18,500		18,500	Microchip Technology Incorporated	369,075		369,075
	5,300	5,300	National Semiconductor Corporation		90,312	90,312
	18,587	18,587	Texas Instruments, Inc.		304,269	304,269
	2,279	2,279	Xilinx, Inc.		53,351	53,351
			Total	1,022,103	1,254,338	2,276,441
			Electronic Instruments
	9,652	9,652	Applied Materials, Inc.		121,422	121,422

See Notes to Pro Forma Combined Financial Statements.

6

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	2,435	2,435	KLA-Tencor Corporation		87,519	87,519
	1,800	1,800	Novellus Systems, Inc.		49,086	49,086
			Total	0	258,027	258,027
			Finance Companies
	7,700	7,700	T. Rowe Price Group, Inc.		208,816	208,816
			Food and Related
	4,700	4,700	Sysco Corporation		119,568	119,568
			Health Care — Drugs
	9,300	9,300	Abbott Laboratories		349,773	349,773
	3,300	3,300	AmerisourceBergen Corporation		173,250	173,250
30,800	11,800	42,600	Amgen Inc.*	1,773,618	679,090	2,452,708
	3,300	3,300	Eli Lilly & Company		188,595	188,595
12,200	2,000	14,200	Forest Laboratories, Inc.*	658,434	107,940	766,374
16,800		16,800	Gilead Sciences, Inc.*	705,348		705,348
	3,000	3,000	Merck & Company, Inc.		164,340	164,340
34,800	53,350	88,150	Pfizer Inc.	1,084,368	1,662,386	2,746,754
	4,000	4,000	Schering-Plough Corporation		71,320	71,320
	1,200	1,200	Teva Pharmaceutical, ADR		49,980	49,980
			Total	4,221,768	3,446,674	7,668,442
			Health Care — General
	1,900	1,900	Boston Scientific Corporation		77,444	77,444
	4,300	4,300	Bristol-Myers Squibb Company		90,859	90,859
8,800	17,400	26,200	Johnson & Johnson	509,256	1,006,938	1,516,194
	500	500	St. Jude Medical, Inc.		24,375	24,375
	12,000	12,000	Wyeth		453,840	453,840
17,500	5,300	22,800	Zimmer Holdings, Inc.*	851,025	257,739	1,108,764
			Total	1,360,281	1,911,195	3,271,476
			Hospital Supply and Management
	8,800	8,800	Caremark Rx, Inc.		159,720	159,720
	5,800	5,800	Express Scripts, Inc.		322,944	322,944
	4,600	4,600	HCA — The Healthcare Company		190,256	190,256
54,400	3,500	57,900	Health Management Associates, Inc., Class A	1,033,600	66,500	1,100,100
25,600	7,000	32,600	Medtronic, Inc.	1,155,072	315,840	1,470,912
	1,700	1,700	Unitedhealth Group, Inc.		155,839	155,839
			Total	2,188,672	1,211,099	3,399,771
			Hotels and Gaming
4,000		4,000	International Game Technology*	327,600		327,600
			Household — General Products
7,800		7,800	Clorox Company (The)	360,126		360,126
	6,500	6,500	Colgate-Palmolive Company		353,860	353,860
2,700	6,700	9,400	Procter & Gamble Company (The)	240,435	596,635	837,070
			Total	600,561	950,495	1,551,056
			Insurance — Property and Casualty
	4,800	4,800	American International Group		237,360	237,360

See Notes to Pro Forma Combined Financial Statements.

7

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

5,000		5,000	MGIC Investment Corporation	196,350		196,350
293		293	Travelers Property Casualty Corp., Class A	4,128		4,128
603		603	Travelers Property Casualty Corp., Class B	8,508		8,508
			Total	208,986	237,360	446,346
			Leisure Time Industry
	16,500	16,500	Brunswick Corporation		313,500	313,500
			Metal Fabrication
	4,300	4,300	Fastenal Company		121,217	121,217
			Motor Vehicle Parts
3,400	2,300	5,700	AutoZone, Inc.*	233,614	158,033	391,647
	1,800	1,800	Danaher Corporation		118,368	118,368
	2,100	2,100	Eaton Corporation		146,895	146,895
			Total	233,614	423,296	656,910
			Motor Vehicles
600		600	Harley-Davidson, Inc.	23,826		23,826
			Multiple Industry
	1,800	1,800	3M Company		234,054	234,054
	6,600	6,600	Fisher Scientific International, Inc.		184,536	184,536
4,800		4,800	Garmin Ltd.*	171,864		171,864
	37,928	37,928	General Electric Company		967,164	967,164
	100	100	S&P Depository Receipt		8,487	8,487
			Total	171,864	1,394,241	1,566,105
			Petroleum — Canada
	4,080	4,080	Nabors Industries, Ltd.		162,670	162,670
			Petroleum — Domestic
	1,700	1,700	Burlington Resources, Inc.		81,107	81,107
	1,500	1,500	Devon Energy Corporation		72,330	72,330
	1,900	1,900	EOG Resources, Inc.		75,164	75,164
			Total	0	228,601	228,601
			Petroleum — Services
	3,100	3,100	Ensco International, Inc.		79,081	79,081
	3,900	3,900	Noble Corporation		122,538	122,538
35,300	4,200	39,500	Smith International, Inc.*	1,243,619	147,966	1,391,585
			Total	1,243,619	349,585	1,593,204
			Restaurants
	10,000	10,000	Darden Restaurants, Inc.		178,500	178,500
			Retail — Food Stores
	6,600	6,600	Walgreen Company		194,568	194,568
			Retail — General Merchandise
	10,500	10,500	Family Dollar Stores		324,240	324,240
3,700		3,700	Target Corporation	108,262		108,262

See Notes to Pro Forma Combined Financial Statements.

8

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

5,400	15,200	20,600	Wal-Mart Stores, Inc.	280,962	790,856	1,071,818
			Total	389,224	1,115,096	1,504,320
			Retail — Specialty Stores
	5,200	5,200	Bed Bath & Beyond, Inc.		179,608	179,608
	4,800	4,800	Best Buy Company, Inc.		129,456	129,456
	19,600	19,600	Home Depot, Inc.		477,456	477,456
	4,700	4,700	Lowe’s Companies, Inc.		191,854	191,854
			Total	0	978,374	978,374
			Security and Commodity Brokers
	5,100	5,100	American Express Company		169,473	169,473
7,400		7,400	Chicago Mercantile Exchange Holdings Inc.	356,310		356,310
4,800		4,800	Fannie Mae	313,680		313,680
6,900	9,500	16,400	Freddie Mac	366,390	504,450	870,840
9,100	2,000	11,100	Goldman Sachs Group, Inc. (The)	619,528	136,160	755,688
	1,300	1,300	Marsh and McLennan Companies, Inc.		55,419	55,419
8,700	1,400	10,100	SLM Corporation	965,004	155,288	1,120,292
			Total	2,620,912	1,020,790	3,641,702
			Tobacco
	2,700	2,700	Altria Group, Inc.		80,892	80,892
			Timesharing and Software
	1,700	1,700	Automatic Data Processing, Inc.		52,343	52,343
	923	923	eBay, Inc.		78,723	78,723
	3,100	3,100	Paychex, Inc.		85,157	85,157
			Total	0	216,223	216,223
			Utilities — Electric
	3,000	3,000	PPL Corporation		106,830	106,830
			TOTAL COMMON STOCKS	$22,489,646	$24,809,622	$47,299,268

			SHORT-TERM SECURITIES
			Commercial Paper
			Banks
			Wells Fargo & Company,
	82		1.431%		81,971	81,971
			Chemicals — Petroleum and Inorganic
			du Pont (E.I.) de Nemours and Company,
659			1.16315%, Master Note	659,000		659,000
			Food and Related
			General Mills, Inc.,
1,176			1.4588%, Master Note	1,176,000		1,176,000
			Multiple Industry
			Federated Prime Obligations Fund,
	502		1.270%		501,860	501,860

See Notes to Pro Forma Combined Financial Statements.

9

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY LARGE				IVY LARGE
		CAP GROWTH				CAP GROWTH
IVY LARGE	ADVANTUS	FUND		IVY LARGE	ADVANTUS	FUND
CAP GROWTH	HORIZON	PRO FORMA		CAP GROWTH	HORIZON	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Total Commercial Paper	$1,835,000	$583,831	$2,418,831
			Repurchase Agreement
			Merrill Lynch, Pierce, Fenner &
			Smith Inc., 1.25% Repurchase Agreement
			dated 3-31-03, to be repurchased
3,492			at $3,492,121 on 4-1-03(A)	3,492,000		3,492,000
			TOTAL SHORT-TERM SECURITIES	$5,327,000	$583,831	$5,910,831
			TOTAL INVESTMENT SECURITIES	$27,816,646	$25,393,453	$53,210,099
			LIABILITIES, NET OF CASH AND OTHER ASSETS	(7,753)	12,132	4,379
			NET ASSETS — 100.00%	$27,808,893	$25,405,585	$53,214,478

Notes to Schedule of Investments
*	No income dividends were paid during the preceding 12 months.
(A)Collateralized by $3,335,152 Government National Mortgage Association, 7.5% due 12-15-23; market value and accrued interest aggregate $3,635,663.

See Notes to Pro Forma Combined Financial Statements.

10

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
Year Ended March 31, 2003

					Ivy Large
		Ivy			Cap Growth
	Advantus	Large Cap	Pro forma		Pro Forma
	Horizon	Growth	Adjustments		Combined

ASSETS
Investment securities	25,393,453	27,816,646			53,210,099
Cash		1,102			1,102
Receivable for Investment securities sold	352,431				352,431
Other Assets	66,680	49,855			116,535
Collateral for securities loaned	1,615,780				1,615,780
Total assets	27,428,344	27,867,603	0		55,295,947
LIABILITIES
Payable to Fund shareholders	20,140	37,646			57,786
Payable for securities purchased	273,172				273,172
Payable to affiliates	32,202	14,312			46,514
Other payables	81,465	6,752			88,217
Payable upon return of securities loaned	1,615,780				1,615,780
Total liabilities	2,022,759	58,710	0		2,081,469
Net Assets	25,405,585	27,808,893	0		53,214,478
Class A
Net Assets	19,064,025	20,689,354	6,341,560		46,094,939
Outstanding Shares	1,779,704	2,858,213	1,728,787	(a)	6,366,704
Net asset value per share	$10.71	$7.24			$7.24
Class B
Net Assets	5,815,400	1,885,202	(5,815,400)		1,885,202
Outstanding Shares	596,809	269,696	(596,809	)(a)	269,696
Net asset value per share	$9.74	$6.99			$6.99
Class C
Net Assets	526,160	4,342,361	(526,160)		4,342,361
Outstanding Shares	53,584	613,029	(53,584	)(a)	613,029
Net asset value per share	$9.82	$7.08			$7.08
Class Y
Net Assets	0	891,976	0		891,976
Outstanding Shares	0	122,815	(0	)(a)	122,815
Net asset value per share	$0.00	$7.26			$7.26
Net Assets
Capital paid In	42,133,966	41,406,286			83,540,252
Accumulated net realized gain / (loss) on investments	(18,362,585)	(12,750,732)			(31,113,317)
Undistributed net investment income (loss)	(40,559)	(374)	0		(40,933)
Net unrealized appreciation (depreciation) on investments	1,674,763	(846,287)			828,476
Total Net Assets	25,405,585	27,808,893	0		53,214,478

(a)	Share adjustment — removal of old shares and addition of new shares for net assets at Class A NAV per share of surviving fund.

See Notes to Pro Forma Combined Financial Statements.

11

The following unaudited Pro Forma Combined Statement of Operations for Ivy Large Cap Growth Fund and Advantus Horizon Fund has been derived from the Statements of Operations of Ivy Large Cap Growth Fund and Advantus Horizon Fund for the twelve months ended March 31, 2003. Such information has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

12

Pro Forma Combined Statement of Operations (Unaudited)
Year Ended March 31, 2003

					Ivy Large
		Ivy			Cap Growth
	Advantus	Large Cap	Pro forma		Pro forma
	Horizon	Growth	Adjustments		Combined

Investment Income
Income
Dividends	300,533	211,027			511,560
Interest and amortization	6,282	47,793			54,075
Income from securities lending activities	1,653				1,653
Total income	308,468	258,820	0		567,288
Expenses
Investment management fee	212,238	172,560	0	(a)	384,798
Transfer agent	224,573	119,678	(42,931	)(b)	301,320
12b-1 service and distribution Class A	55,529	42,758	20,271	(a)	118,558
12b-1 service and distribution Class B	74,539	19,929	(74,539	)(a)	19,929
12b-1 service and distribution Class C	6,544	48,685	(6,544	)(a)	48,685
12b-1 service and distribution Class Y / Advisor		1,745	0	(a)	1,745
Other	199,326	81,888	(154,204	)(c)	127,010
Total expenses	772,749	487,243	(257,947)		1,002,045
Expenses reimbursement	(332,524)	(93,158)	425,682	(a)	0
Net Expenses	440,225	394,085	167,735		1,002,045
Net investment income	(131,757)	(135,265)	(167,735)		(434,757)
Realized and Unrealized Gain (Loss) on Investments
Realized net gain (loss) on securities	(3,797,847)	(3,464,361)	0		(7,262,208)
Unrealized depreciation in value of investments during the period	(12,670,933)	(2,633,064)	0		(15,303,997)
Net gain (loss) on investments	(16,468,780)	(6,097,425)	0		(22,566,205)
Net increase (decrease) in net assets resulting from operations	(16,600,537)	(6,232,690)	(167,735)		(23,000,962)

(a)	Based on the contract in effect for the surviving fund.

(b)	Based on fees for the surviving fund.

(c)	Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Combined Financial Statements.

13

IVY LARGE CAP GROWTH FUND and ADVANTUS HORIZON FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
MARCH 31, 2003
(Unaudited)

Note 1 — Significant Accounting Policies

Ivy Large Cap Growth Fund and Advantus Horizon Fund (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Ivy Large Cap Growth Fund’s investment objective is to seek the appreciation of your investment. Advantus Horizon Fund’s investment objective is to seek long-term growth of capital through investment in equity securities. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and

14

losses from foreign currency translation arise from changes in currency exchange rates. The respective Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Ivy Investment Management Company (“WRIICO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as investment manager for Ivy Large Cap Growth Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by the Fund at the following annual rates:

		Annual
Fund	Net Assets Breakpoints	Rate

Ivy Large Cap Growth Fund	Up to $1 Billion	.700%
	Over $1 Billion up to $2 Billion	.650%
	Over $2 Billion up to $3 Billion	.600%
	Over $3 Billion	.550%

The fee is accrued and paid daily. However, WRIICO has agreed to waive the Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIICO’s right to change or modify this waiver. During the period ended March 31, 2003, WRIICO voluntarily waived its fee as shown in the following table:

Large Cap Growth Fund	$93,158

15

The Fund also reimburses WRIICO for certain expenses, including additional Fund-related security costs incurred by WRIICO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of the incremental security-related costs including the cost of using private transportation for WRIICO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $1,545 for Large Cap Growth Fund, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level	Annual Fee Rate
(in millions)	for Each Level

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to $100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000
From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund’s shares, Ivy Funds Distributor, Inc. (“IFDI”) receives gross sales commissions (which are not an expense of the Fund) for Class A shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount of

16

Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended March 31, 2003, IFDI received the following amounts in gross sales commissions and deferred sales charges:

		CDSC
	Gross Sales
	Commissions	Class A	Class B	Class C

Large Cap Growth Fund	$69,362	$—	$5,076	$646

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Fund’s shares, except for registration fees and related expenses. During the period ended March 31, 2003, W&R paid the following amounts:

Large Cap Growth Fund	$53,742

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, the Fund may pay W&R a fee of up to 0.25%, on an annual basis, of the average daily net assets of its Class Y shares to compensate W&R for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Fund paid Directors’ fees of $1,227 for Large Cap Growth Fund, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company. IFDI is a direct subsidiary of Waddell & Reed Financial, Inc.

17

IVY CORE EQUITY FUND
ADVANTUS INDEX 500 FUND
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of Ivy Core Equity Fund and Advantus Index 500 Fund as of March 31, 2003 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of Ivy Core Equity Fund and Advantus Index 500 Fund as of March 31, 2003.

Under the terms of the Agreement and Plan of Reorganization, the combination of Advantus Index 500 Fund and Ivy Core Equity Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of Advantus Index 500 Fund in exchange for shares of Ivy Core Equity Fund at net asset value. Ivy Core Equity Fund will be the accounting survivor for financial statement purposes.

As of October 9, 2003, all of the securities held by Advantus Index 500 Fund would comply with the compliance guidelines and/or investment restrictions of Ivy Core Equity Fund. All reorganization costs will be borne by Advantus Capital Management, Inc. and not by the funds.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of Ivy Core Equity Fund and Advantus Index 500 Fund incorporated by reference in this Statement of Additional Information.

18

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			COMMON STOCKS
		365	Air Transportation
	365	1,159	Delta Air Lines, Inc.		3,249	3,249
	1,159	2,809	FedEx Corporation		63,826	63,826
	2,809		Southwest Airlines Company		40,337	40,337
			Total	0	107,412	107,412
		3,059	Aircraft
	3,059	250,913	Boeing Company (The)		76,659	76,659
249,200	1,713	26,487	Lockheed Martin Corporation	11,849,460	81,453	11,930,913
25,800	687	172,550	Northrop Grumman Corporation	2,213,640	58,945	2,272,585
171,100	1,450	600	Raytheon Company	4,854,107	41,137	4,895,244
	600	1,776	Raytheon Company		11,022	11,022
	1,776		United Technologies Corporation		102,617	102,617
			Total	18,917,207	371,832	19,289,039
		320,378	Aluminum
317,300	3,078		Alcoa Incorporated	6,149,274	59,652	6,208,926
		475	Apparel
	475	416	Jones Apparel Group, Inc.*		13,029	13,029
	416	997	Liz Clairborne, Inc.		12,863	12,863
	997	198	Nike, Inc.		51,266	51,266
	198	425	Reebok International, Ltd.		6,504	6,504
	425		VF Corporation		15,993	15,993
			Total	0	99,655	99,655
		1,241	Banks
	1,241	1,720	Amsouth BanCorporation		24,671	24,671
	1,720	5,538	BB&T Corporation		54,060	54,060
	5,538	2,794	Bank of America Corporation		370,192	370,192
	2,794	4,292	Bank of New York Company, Inc. (The)		57,277	57,277
	4,292	851	Bank One Corporation		148,589	148,589
	851	18,953	Charter One Financial, Inc.		23,539	23,539
	18,953	658	Citigroup Inc.*		652,931	652,931
	658	2,185	Comerica Bank		24,925	24,925
	2,185	499	Fifth Third BanCorporation		109,556	109,556
	499	3,844	First Tennessee National Corporation		19,815	19,815
	3,844	785	FleetBoston Financial Corporation		91,795	91,795
	785	1,505	Huntington Bancshares, Inc.		14,593	14,593
	1,505	740	KeyCorporation		33,953	33,953
	740	4,709	Marshall & Ilsley Corporation		18,914	18,914
	4,709	1,538	MBNA Corporation		70,870	70,870
	1,538	2,200	Mellon Bank NA		32,698	32,698
	2,200	600	National City Bancorp		61,270	61,270

See Notes to Pro Forma Combined Financial Statements.

19

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	600	756	North Fork Bancorporation		17,670	17,670
	756	1,092	Northern Trust Corporation		23,020	23,020
	1,092	760	PNC Financial Services Group		46,279	46,279
	760	1,296	Regions Financial Corporation		24,624	24,624
	1,296	1,249	SouthTrust Corporation		33,087	33,087
	1,249	1,070	State Street Corporation		39,506	39,506
	1,070	1,031	SunTrust Banks, Inc.		56,336	56,336
	1,031	385,662	Synovus Financial Corporation		18,445	18,445
378,600	7,062	730	U.S. Bancorp	7,185,828	134,037	7,319,865
	730	5,012	Union Planters Corporation		19,192	19,192
	5,012	126,538	Wachovia Corporation		170,759	170,759
120,300	6,238	372	Wells Fargo & Company	5,412,297	280,648	5,692,945
	372		Zions BanCorporation		15,914	15,914
			Total	12,598,125	2,689,163	15,287,288
		92,120	Beverages
89,000	3,120	250	Anheuser-Busch Companies, Inc.	4,148,290	145,423	4,293,713
	250	9,140	Brown-Forman Corporation		19,225	19,225
	9,140	1,595	Coca-Cola Company (The)		369,987	369,987
	1,595	164	Coca-Cola Enterprises, Inc.		29,811	29,811
	164	948	Coors Company		7,954	7,954
	948	6,367	Pepsi Bottling Group, Inc.		16,998	16,998
	6,367		Pepsico, Inc.		254,680	254,680
			Total	4,148,290	844,078	4,992,368
		2,306	Broadcasting
	2,306	8,509	Clear Channel Communications, Inc.		78,220	78,220
	8,509	0	Comcast Corporation, Class A*		243,272	243,272
		140,084	Comcast Corporation, Special Class A*			0
140,084		846	Cox Communications, Inc., Class A*	4,358,013		4,358,013
	846	109,193	Univision communications, Inc.		20,735	20,735
102,700	6,493		Viacom Inc., Class B*	3,750,604	237,124	3,987,728
			Total	8,108,617	579,352	8,687,969
		643	Business Equipment and Services
	643	690	Allied Waste Industries		5,138	5,138
	690	674	Apollo Group, Inc.		34,431	34,431
	674	630	Block Financial Corporation		28,773	28,773
	630	553	Cintas Corporation		20,727	20,727
	553	231	Convergys Corporation		7,300	7,300
	231	336	Deluxe Corporation		9,270	9,270
	336	1,658	Donnelley (R. R.) & Sons Company		6,156	6,156
	1,658	2,750	Electronic Data Systems Corporation		29,181	29,181
	2,750	640	First Data Corporation		101,778	101,778
	640	1,344	Genuine Parts Company		19,526	19,526

See Notes to Pro Forma Combined Financial Statements.

20

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	1,344	1,046	Interpublic Group Companies, Inc.		12,499	12,499
	1,046	708	Office Depot, Inc.		12,374	12,374
	708	879	Omnicom Group		38,352	38,352
	879	629	Pitney Bowes, Inc.		28,058	28,058
	629	206	Robert Half International, Inc.		8,372	8,372
	206	1,675	Ryder System, Inc.		4,225	4,225
	1,675	1,047	Staples, Inc.		30,703	30,703
	1,047	319	Sungard Data Systems, Inc.		22,301	22,301
	319	2,193	TMP Worldwide, Inc.		3,423	3,423
	2,193	453	Waste Management, Inc.		46,448	46,448
	453		Waters Corporation		9,585	9,585
			Total	0	478,619	478,619
		63,624	Capital Equipment
62,300	1,324	175	Caterpillar Inc.	3,065,160	65,141	3,130,301
	175	1,187	Cummins Engine Company, Inc.		4,305	4,305
	1,187	634	Illinois Tool Works, Inc.		69,024	69,024
	634	375	Ingersoll Rand Company		24,466	24,466
	375	422	ITT Industries, Inc.		20,029	20,029
	422	475	Paccar, Inc.		21,214	21,214
	475	220	Parker Hannifin Corporation		18,402	18,402
	220		Snap-On, Inc.		5,447	5,447
			Total	3,065,160	228,027	3,293,187
		3,328	Chemicals — Petroleum and Inorganic
	3,328	90,139	Dow Chemical Company (The)		91,886	91,886
86,500	3,639	334	du Pont (E.I.) de Nemours and Company	3,361,390	141,412	3,502,802
	334	380	Goodrich (B. F.) Company		4,696	4,696
	380	961	Hercules, Inc.		3,306	3,306
	961	846	Monsanto Company		15,760	15,760
	846		Rohm & Haas Company		25,194	25,194
			Total	3,361,390	282,254	3,643,644
		119,177	Chemicals — Specialty
118,300	877	406	Air Products and Chemicals, Inc.	4,901,169	36,334	4,937,503
	406	273	Avery Dennison Corporation		23,820	23,820
	273	481	Eastman Chemical Company		7,914	7,914
	481	450	Ecolab, Inc.		23,728	23,728
	450	105	Engelhard Corp.		9,639	9,639
	105	451	Great Lakes Chemical Corporation		2,331	2,331
	451	608	Pall Corporation		9,020	9,020
	608	265	Praxair, Inc.		34,261	34,261
	265	370	Sigma-Aldrich Corporation		11,790	11,790
	370		Vulcan Materials, Inc.		11,185	11,185
			Total	4,901,169	170,022	5,071,191

See Notes to Pro Forma Combined Financial Statements.

21

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

		2,898	Communications Equipment
	2,898	270	ADC Telecommunications, Inc.		5,970	5,970
	270	1,316	Andrew Corporation		1,485	1,485
	1,316	1,524	Avaya, Inc.		2,685	2,685
	1,524	26,220	Ciena Corporation*		6,660	6,660
	26,220	607	Cisco Systems, Inc.*		338,238	338,238
	607	4,327	Comverse Technology, Inc.		6,865	6,865
	4,327	5,218	Corning Inc.		25,270	25,270
	5,218	14,420	JDS Uniphase Corporation		14,871	14,871
	14,420	1,354	Lucent Technologies, Inc.		21,197	21,197
	1,354	2,875	Novell, Inc.		2,911	2,911
	2,875	482	Qualcomm, Inc.		103,673	103,673
	482	1,454	Scientific-Atlanta, Inc.		6,623	6,623
	1,454		Tellabs, Inc.		8,419	8,419
			Total	0	544,866	544,866
		11,253	Computers — Main and Mini
	11,253	6,231	Hewlett-Packard Company		174,984	174,984
	6,231	335	International Business Machines Corporation		488,697	488,697
	335	1,197	NCR Corporation*		6,144	6,144
	1,197	2,648	Unisys Corporation		11,084	11,084
	2,648		Xerox Corporation		23,038	23,038
			Total	0	703,947	703,947
		1,231	Computers — Micro
	1,231	9,509	Apple Computer, Inc.		17,406	17,406
	9,509	1,192	Dell Computer Corporation*		259,691	259,691
	1,192	11,751	Gateway, Inc.		2,813	2,813
	11,751		Sun Microsystems, Inc.*		38,308	38,308
			Total	0	318,219	318,219
		866	Computers — Peripherals
	866	639	Adobe Systems, Inc.		26,699	26,699
	639	408	American Power Conversion Corporation		9,099	9,099
	408	781	Autodesk, Inc.		6,226	6,226
	781	629	BMC Software, Inc.		11,785	11,785
	629	2,024	Citrix Systems, Inc.		8,278	8,278
	2,024	1,295	Computer Associates International, Inc.		27,648	27,648
	1,295	8,110	Compuware Corporation		4,390	4,390
	8,110	549	EMC Corporation		58,635	58,635
	549	797	Electronic Arts, Inc.		32,193	32,193
	797	475	Intuit, Inc.		29,648	29,648
	475	324	Lexmark International Group, Inc.		31,801	31,801
	324	226,755	Mercury Interactive Corporation		9,616	9,616

See Notes to Pro Forma Combined Financial Statements.

22

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

187,300	39,455	19,426	Microsoft Corporation*	4,534,533	955,206	5,489,739
	19,426	958	Oracle Corporation*		210,753	210,753
	958	1,081	Parametric Technology Corporation		2,079	2,079
	1,081	227,100	Peoplesoft, Inc.		16,539	16,539
227,100		1,699	SAP Aktiengesellschaft, ADR	4,305,816		4,305,816
	1,699	545	Siebel Systems, Inc.		13,609	13,609
	545	769	Symantec Corporation		21,353	21,353
	769	1,443	Symbol Technologies, Inc.		6,621	6,621
	1,443		Veritas Software Corporation		25,368	25,368
			Total	8,840,349	1,507,547	10,347,896
		297	Construction Materials
	297	286	American Standard Companies, Inc.		20,425	20,425
	286	125	Black & Decker Corporation		9,970	9,970
	125	668	Crane Company		2,178	2,178
	668	562	PPG Industries, Inc.		30,113	30,113
	562	255	Sherwin-Williams Company (The)		14,854	14,854
	255		Stanley Works (The)		6,117	6,117
			Total	0	83,657	83,657
		200	Containers
	200	232	Ball Corporation		11,140	11,140
	232	497	Bemis Company, Inc.		9,758	9,758
	497		Pactiv Corporation		10,089	10,089
			Total	0	30,987	30,987
		249	Cosmetics and Toiletries
	249	889	Alberto-Culver Company		12,271	12,271
	889	3,850	Avon Products, Inc.		50,717	50,717
	3,850	367	Gillette Company (The)		119,119	119,119
	367		International Flavors and Fragrances, Inc.		11,410	11,410
			Total	0	193,517	193,517
		761	Defense
	761		General Dynamics Corporation		41,908	41,908
		343	Electrical Equipment
	343	680	Cooper Industries, Inc.		12,249	12,249
	680	1,585	Dover Corporation		16,470	16,470
	1,585	344	Emerson Electric Company		71,880	71,880
	344	330	Grainger (W. W.), Inc.		14,758	14,758
	330	195	Johnson Controls, Inc.		23,905	23,905
	195	601	Power-One, Inc.		858	858
	601	7,359	Rockwell International Corporation		12,441	12,441
	7,359		Tyco International, Ltd.		94,637	94,637

See Notes to Pro Forma Combined Financial Statements.

23

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Total	0	247,196	247,196
		1,259	Electronic Components
	1,259	1,343	Advanced Micro Devices		7,781	7,781
	1,343	97,852	Altera Corporation*		18,184	18,184
96,500	1,352	1,109	Analog Devices, Inc.*	2,653,750	37,180	2,690,930
	1,109	940	Applied Micro Circuits Corporation		3,615	3,615
	940	181,925	Broadcom Corporation		11,609	11,609
157,500	24,425	647	Intel Corporation	2,564,100	397,639	2,961,739
	647	1,274	Jabil Circuit, Inc.		11,323	11,323
	1,274	1,162	LSI Logic Corporation		5,758	5,758
	1,162	1,197	Linear Technology Corporation		35,871	35,871
	1,197	2,172	Maxim Integrated Products		43,236	43,236
	2,172	8,483	Micron Technology, Inc.		17,680	17,680
	8,483	582	Motorola, Inc.		70,070	70,070
	582	1,248	National Semiconductor Corporation		9,917	9,917
	1,248	522	Network Appliance, Inc.		13,965	13,965
	522	3,001	PMC-Sierra, Inc.		3,106	3,106
	3,001	6,382	Solectron Corporation		9,063	9,063
	6,382	120	Texas Instruments, Inc.		104,473	104,473
	120	1,235	Thomas and Betts Corporation		1,702	1,702
	1,235		Xilinx, Inc.		28,911	28,911
			Total	5,217,850	831,083	6,048,933
		1,660	Electronic Instruments
	1,660	6,084	Agilent Technologies, Inc.		21,829	21,829
	6,084	710	Applied Materials, Inc.*		76,537	76,537
	710	702	KLA-Tencor Corporation		25,519	25,519
	702	580	Molex, Inc.		15,079	15,079
	580	370	Novellus Systems, Inc.		15,817	15,817
	370	1,849	PerkinElmer, Inc.		3,289	3,289
	1,849	228	Sanmina Corporation		7,470	7,470
	228	663	Tektronix, Inc.		3,910	3,910
	663	503	Teradyne, Inc.		7,717	7,717
	503		Thermo Electron Corporation		9,104	9,104
			Total	0	186,271	186,271
		54,604	Farm Machinery
53,700	904	255	Deere & Company	2,108,262	35,491	2,143,753
	255		Navistar International Corporation		6,276	6,276
			Total	2,108,262	41,767	2,150,029
		852	Finance Companies
	852	510	Capital One Financial Corporation		25,569	25,569
	510	1,048	Countrywide Financial Corporation		29,325	29,325

See Notes to Pro Forma Combined Financial Statements.

24

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	1,048		Providian Financial Corporation		6,875	6,875
			Total	0	61,768	61,768
		2,302	Food and Related
	2,302	1,444	Archer-Daniels-Midland Company		24,862	24,862
	1,444	1,918	Campbell Soup Company		30,324	30,324
	1,918	1,413	Conagra, Inc.		38,513	38,513
	1,413	1,303	General Mills, Inc.		64,362	64,362
	1,303	515	Heinz (H. J.) Company		38,048	38,048
	515	1,444	Hershey Foods Corporation		32,270	32,270
	1,444	525	Kellogg Company		44,259	44,259
	525	2,853	McCormick & Company, Inc.		12,674	12,674
	2,853	404	Sara Lee Corporation		53,351	53,351
	404	2,397	Supervalu, Inc.		6,262	6,262
	2,397	849	Sysco Corporation		60,980	60,980
	849		Wrigley (William Jr.) Company		47,969	47,969
			Total	0	453,872	453,872
		231	Forest and Paper Products
	231	843	Boise Cascade Corporation		5,047	5,047
	843	1,714	Georgia-Pacific Corporation		11,718	11,718
	1,714	372	International Paper Company		57,933	57,933
	372	755	Louisiana-Pacific Corporation		2,950	2,950
	755	296	MeadWestvaco Corporation		17,199	17,199
	296	223	Sealed Air Corporation		11,878	11,878
	223	824	Temple Inland, Inc.		8,340	8,340
	824		Weyerhaeuser Company		39,412	39,412
			Total	0	154,478	154,478
		703	Furniture and Furnishings
	703	1,762	Leggett & Platt, Inc.		12,851	12,851
	1,762		Masco Corporation		32,808	32,808
			Total	0	45,659	45,659
		5,764	Health Care — Drugs
	5,764	484	Abbott Laboratories		216,784	216,784
	484	392	Allergan, Inc.		33,014	33,014
	392	50,245	AmerisourceBergen Corporation		20,580	20,580
45,500	4,745	548	Amgen, Inc.*	2,620,118	273,075	2,893,193
	548	1,701	Biogen, Inc.		16,418	16,418
	1,701	712	Cardinal Health, Inc.		96,906	96,906
	712	23,554	Chiron Corporation		26,700	26,700
22,200	1,354	799	Forest Laboratories, Inc.*	1,198,134	73,075	1,271,209
	799	795	Genzyme Surgical Products		29,124	29,124
	795	4,130	King Pharmaceuticals, Inc.		9,484	9,484

See Notes to Pro Forma Combined Financial Statements.

25

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	4,130	1,092	Lilly (Eli) & Company		236,030	236,030
	1,092	944	McKesson HBOC, Inc.		27,224	27,224
	944	8,279	Medimmune, Inc.		30,992	30,992
	8,279	271,394	Merck & Company, Inc.		453,524	453,524
251,675	19,719	134,283	Pfizer Inc.	7,842,193	614,444	8,456,637
127,373	6,910	430	Pharmacia Corporation	5,515,250	299,203	5,814,453
	430	5,407	Quintiles Transnational Corporation		5,229	5,229
	5,407	375	Schering-Plough Corporation		96,407	96,407
	375		Watson Pharmaceuticals, Inc.		10,789	10,789
			Total	17,175,695	2,568,999	19,744,694
		761	Health Care — General
	761	187	Applied Biosystems Group — Applera Corporation		12,047	12,047
	187	2,120	Bausch & Lomb, Inc.		6,150	6,150
	2,120	944	Baxter International, Inc.		39,517	39,517
	944	988	Becton Dickinson and Company		32,511	32,511
	988	1,532	Biomet, Inc.		30,282	30,282
	1,532	7,141	Boston Scientific Corporation		62,444	62,444
	7,141	900	Bristol-Myers Squibb Company		150,889	150,889
	900	66,652	IMS Health, Inc.		14,049	14,049
55,700	10,952	200	Johnson & Johnson	3,223,359	633,792	3,857,151
	200	365	Millipore Corporation		6,540	6,540
	365	666	Quest Diagnostics, Inc.		21,787	21,787
	666	4,888	St. Jude Medical, Inc.		32,468	32,468
	4,888	718	Wyeth		184,864	184,864
	718		Zimmer Holdings, Inc.		34,916	34,916
			Total	3,223,359	1,262,257	4,485,616
		250	Homebuilders, Mobile Homes
	250	200	Centex Corporation		13,590	13,590
	200	259	Kaufman and Broad Home Corporation		9,090	9,090
	259		Pulte Corporation		12,989	12,989
			Total	0	35,669	35,669
		590	Hospital Supply and Management
	590	564	Aetna, Inc.		29,087	29,087
	564	227	Anthem, Inc.		37,365	37,365
	227	543	Bard (C. R.) Inc.		14,315	14,315
	543	1,137	Cigna Corporation*		24,826	24,826
	1,137	1,845	Guidant Corporation		41,159	41,159
	1,845	865	HCA — Healthcare Company (The)		76,309	76,309
	865	573	Health Management Associates, Inc.		16,435	16,435
	573	257	Humana, Inc.		5,501	5,501
	257	73,096	Manor Care, Inc.		4,942	4,942
68,600	4,496	752	Medtronic, Inc.	3,095,232	202,860	3,298,092
	752	1,736	Stryker Corporation		51,625	51,625

See Notes to Pro Forma Combined Financial Statements.

26

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	1,736	1,143	Tenet Healthcare Corporation*		28,991	28,991
	1,143	585	Unitedhealth Group, Inc.		104,779	104,779
	585		Wellpoint Health Networks, Inc.		44,899	44,899
			Total	3,095,232	683,092	3,778,324
		446	Hotels and Gaming
	446	1,384	Harrahs Entertainment, Inc.		15,922	15,922
	1,384	318	Hilton Hotels Corporation		16,068	16,068
	318	889	International Game Technology		26,044	26,044
	889	752	Marriott International, Inc.		28,279	28,279
	752		Starwood Hotels & Resorts Worldwide, Inc.		17,890	17,890
			Total	0	104,204	104,204
		148	Household — General Products
	148	29,056	American Greetings Corporation		1,939	1,939
28,200	856	2,043	Clorox Company (The)	1,301,994	39,522	1,341,516
	2,043	554	Colgate-Palmolive Company		111,221	111,221
	554	1,946	Fortune Brands, Inc.		23,750	23,750
	1,946	926	Kimberly-Clark Corporation		88,465	88,465
	926	4,767	Newell Rubbermaid, Inc.		26,252	26,252
	4,767	120	Procter & Gamble Company		424,501	424,501
	120		Tupperware Corporation		1,658	1,658
			Total	1,301,994	717,308	2,019,302
		275	Household — Major Appliances
	275	256	Maytag Corporation		5,233	5,233
	256		Whirlpool Corporation		12,552	12,552
			Total	0	17,785	17,785
		1,847	Insurance — Life
	1,847	1,047	Aflac, Inc.		59,196	59,196
	1,047	1,062	AON Corporation		21,652	21,652
	1,062	541	Hancock (John) Financial Services, Inc.		29,502	29,502
	541	643	Jefferson-Pilot Corporation		20,818	20,818
	643	2,542	Lincoln National Corporation		18,004	18,004
	2,542	434	MetLife, Inc.		67,058	67,058
	434	872	Torchmark Corporation		15,537	15,537
	872		Unumprovident Corporation		8,546	8,546
			Total	0	240,313	240,313
		995	Insurance — Property and Casualty
	995	2,556	ACE, Ltd.		28,805	28,805
	2,556	396	Allstate Corporation		84,783	84,783
	396	93,268	AMBAC Financial Group, Inc.		20,006	20,006
83,650	9,618	1,900	American International Group, Inc.	4,136,493	475,610	4,612,103

See Notes to Pro Forma Combined Financial Statements.

27

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

1,900		107,137	Berkshire Hathaway Inc., Class B*	4,060,300		4,060,300
106,500	637	629	Chubb Corporation (The)	4,720,080	28,232	4,748,312
	629	982	Cincinnati Financial Corporation		22,059	22,059
	982	722	Hartford Financial Services Group, Inc.		34,655	34,655
	722	554	Loews Corporation		28,764	28,764
	554	387	MBIA, Inc.		21,407	21,407
	387	849	MGIC Investment Corporation		15,197	15,197
	849	522	Progressive Corporation		50,354	50,354
	522	864	Safeco Corporation		18,254	18,254
	864	3,664	St Paul Companies, Inc. (The)		27,475	27,475
	3,664	540	Travelers Property Casualty Corporation, Class B		51,699	51,699
	540		XL Capital, Ltd., Class A		38,221	38,221
			Total	12,916,873	945,522	13,862,395
		250	Leisure Time Industry
	250	2,108	Brunswick Corporation		4,750	4,750
	2,108	3,765	Carnival Corporation		50,824	50,824
	3,765	7,530	Cendant Corporation		47,816	47,816
	7,530	553	Disney (Walt) Company (The)*		128,161	128,161
	553	1,547	Hasbro, Inc.		7,681	7,681
	1,547		Mattel, Inc.		34,808	34,808
			Total	0	274,039	274,039
		532	Mining
	532	1,407	Freeport-McMoran, Inc.		9,071	9,071
	1,407	340	Newmont Mining		36,793	36,793
	340		Phelps Dodge Corporation		11,043	11,043
			Total	0	56,907	56,907
		16,481	Motion Pictures
	16,481		AOL Time Warner, Inc.*		178,984	178,984
		379	Motor Vehicle Parts
	379	460	Autozone, Inc.		26,041	26,041
	460	564	Dana Corporation		3,248	3,248
	564	2,006	Danaher Corporation		37,089	37,089
	2,006	302	Delphi Corporation		13,701	13,701
	302	390	Eaton Corporation		21,125	21,125
	390		Visteon Corporation		2,317	2,317
			Total	0	103,520	103,520
		6,765	Motor Vehicles
	6,765	2,009	Ford Motor Company		50,873	50,873
	2,009	1,138	General Motors Corporation		67,543	67,543
	1,138		Harley-Davidson, Inc.		45,190	45,190

See Notes to Pro Forma Combined Financial Statements.

28

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Total	0	163,605	163,605
		36,689	Multiple Industry
	36,689	3,084	General Electric Company		935,570	935,570
	3,084	505	Honeywell International, Inc.		65,874	65,874
	505	1,469	Textron, Inc.		13,867	13,867
	1,469		3M Company		191,014	191,014
			Total	0	1,206,325	1,206,325
		313	Non-Residential Construction
	313		Fluor Corporation		10,542	10,542
		69,900	Petroleum — Canada
69,900			Nabors Industries Ltd.*	2,786,913		2,786,913
		156,066	Petroleum — Domestic
155,100	966	601	Anadarko Petroleum Corporation	7,057,050	43,953	7,101,003
	601	240	Apache Corporation		37,081	37,081
	240	148,391	Ashland, Inc.		7,121	7,121
147,600	791	2,547	Burlington Resources Inc.	7,041,996	37,739	7,079,735
	2,547	580	ConocoPhillips		136,519	136,519
	580	465	Devon Energy Corporation		27,968	27,968
	465	400	EOG Resources, Inc.		18,395	18,395
	400	1,156	Kerr-McGee Corporation		16,244	16,244
	1,156	1,417	Marathon Oil Corporation		27,709	27,709
	1,417	300	Occidental Petroleum Corporation		42,453	42,453
	300	973	Sunoco, Inc.		10,971	10,971
	973		Unocal Corporation		25,600	25,600
			Total	14,099,046	431,753	14,530,799
		328	Petroleum — International
	328	3,921	Amerada Hess		14,517	14,517
	3,921	193,077	ChevronTexaco Corporation		253,493	253,493
168,268	24,809	113,300	Exxon Mobil Corporation*	5,880,967	867,074	6,748,041
113,300			Royal Dutch Petroleum Company, NY Shares	4,616,975		4,616,975
			Total	10,497,942	1,135,084	11,633,026
		252,843	Petroleum — Services
251,600	1,243	573	Baker Hughes Incorporated	7,530,388	37,203	7,567,591
	573	1,537	BJ Services Company		19,705	19,705
	1,537	140	Halliburton Company		31,862	31,862
	140	528	McDermott International, Inc.		406	406
	528	497	Nabors Industries, Ltd.		21,051	21,051
	497	320	Noble Corporation		15,616	15,616
	320	96,474	Rowan Companies, Inc.		6,291	6,291

See Notes to Pro Forma Combined Financial Statements.

29

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

94,300	2,174	1,096	Schlumberger Limited	3,584,343	82,634	3,666,977
	1,096		Transocean Offshore, Inc.		22,413	22,413
			Total	11,114,731	237,182	11,351,913
		1,028	Photographic Equipment
	1,028		Eastman Kodak Company		30,429	30,429
		324	Publishing
	324	1,005	Dow Jones and Company, Inc.		11,483	11,483
	1,005	305	Gannett Company, Inc.		70,782	70,782
	305	748	Knight Ridder, Inc.		17,843	17,843
	748	178	McGraw-Hill Companies, Inc.		41,581	41,581
	178	571	Meredith Corporation		6,796	6,796
	571	1,158	New York Times Company (The)		24,639	24,639
	1,158		Tribune Company		52,122	52,122
			Total	0	225,245	225,245
		1,307	Railroad
	1,307	801	Burlington Northern Santa Fe Corporation		32,544	32,544
	801	1,352	CSX Corporation		22,845	22,845
	1,352	952	Norfolk Southern Railway Company		25,093	25,093
	952		Union Pacific Corporation		52,360	52,360
			Total	0	132,842	132,842
		350	Real Estate Investment Trust
	350	1,526	Apartment Investment & Management Company		12,768	12,768
	1,526	993	Equity Office Properties Trust		38,837	38,837
	993	670	Equity Residential		23,902	23,902
	670	685	Plum Creek Timber Company, Inc.		14,465	14,465
	685		Simon Property Group, Inc.		24,544	24,544
			Total	0	114,515	114,515
		628	Restaurants
	628	4,650	Darden Restaurants Inc.		11,210	11,210
	4,650	1,359	McDonald’s Corporation		67,239	67,239
	1,359	431	Starbucks Corporation		35,008	35,008
	431	1,027	Wendys International, Inc.		11,857	11,857
	1,027		Yum! Brands, Inc.		24,987	24,987
			Total	0	150,300	150,300
		1,330	Retail — Food Stores
	1,330	1,378	Albertsons, Inc.		25,071	25,071
	1,378	2,813	CVS Corporation		32,865	32,865
	2,813	1,561	Kroger Company		36,991	36,991
	1,561	3,756	Safeway, Inc.		29,550	29,550

See Notes to Pro Forma Combined Financial Statements.

30

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	3,756	431	Walgreen Company		110,727	110,727
	431		Winn-Dixie Stores, Inc.		5,698	5,698
			Total	0	240,901	240,901
		995	Retail — General Merchandise
	995	1,712	AUTONATION INC.		12,686	12,686
	1,712	278	Costco Wholesale Corporation		51,411	51,411
	278	1,145	Dillards, Inc.		3,592	3,592
	1,145	628	Dollar General Corporation		13,980	13,980
	628	638	Family Dollar Stores		19,393	19,393
	638	1,264	Federated Department Stores*		17,877	17,877
	1,264	988	Kohl’s Corporation		71,517	71,517
	988	498	May Department Stores Company		19,651	19,651
	498	913	Nordstrom, Inc.		8,068	8,068
	913	105,878	Penney (J. C.) Company		17,931	17,931
104,800	1,078	1,881	Sears, Roebuck and Co.	2,530,920	26,034	2,556,954
	1,881	122,915	TJX Companies, Inc.		33,106	33,106
119,600	3,315	16,274	Target Corporation	3,499,496	96,997	3,596,493
	16,274		Wal-Mart Stores, Inc.		846,736	846,736
			Total	6,030,416	1,238,979	7,269,395
		1,124	Retail — Specialty Stores
	1,124	104,181	Bed Bath & Beyond, Inc.		38,823	38,823
103,000	1,181	405	Best Buy Co., Inc.*	2,777,910	31,852	2,809,762
	405	692	Big Lots, Inc.		4,556	4,556
	692	3,234	Circuit City Stores, Inc.		3,598	3,598
	3,234	8,575	Gap, Inc.		46,861	46,861
	8,575	1,862	Home Depot, Inc.		208,887	208,887
	1,862	2,930	Limited Brands, Inc.		23,964	23,964
	2,930	609	Lowe’s Companies, Inc.		119,603	119,603
	609	518	Radioshack Corporation		13,575	13,575
	518	768	Tiffany & Company		12,950	12,950
	768		Toys “R” Us, Inc.		6,428	6,428
			Total	2,777,910	511,096	3,289,006
		598	Savings and Loans
	598	3,472	Golden West Financial Corporation		43,014	43,014
	3,472		Washington Mutual, Inc.		122,457	122,457
			Total	0	165,472	165,472
		4,846	Security and Commodity Brokers
	4,846	354	American Express Company		161,033	161,033
	354	44,446	Bear Stearns & Company, Inc.		23,222	23,222
40,800	3,646	971	Fannie Mae	2,666,280	238,266	2,904,546
	971	2,619	Franklin Resources, Inc.		31,956	31,956

See Notes to Pro Forma Combined Financial Statements.

31

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	2,619	1,805	Freddie Mac		139,069	139,069
	1,805	7,361	Goldman Sachs Group, Inc. (The)		122,884	122,884
	7,361	739	J P Morgan Chase and Company		174,529	174,529
	739	889	Janus Capital Group, Inc.		8,417	8,417
	889	2,017	Lehman Brothers Holdings, Inc.		51,340	51,340
	2,017	3,158	Marsh and McLennan Companies, Inc.		85,985	85,985
	3,158	570	Merrill Lynch & Company, Inc.		111,793	111,793
	570	3,994	Moodys Corporation		26,351	26,351
	3,994	446	Morgan Stanley		153,170	153,170
	446	1,156	Price (T. Rowe) Group Inc.		12,095	12,095
	1,156	2,034	Principal Financial Group (The)		31,374	31,374
	2,034	4,953	Prudential Financial, Inc.		59,495	59,495
	4,953	580	Schwab (Charles) Corporation		35,761	35,761
	580		SLM Corporation		64,334	64,334
			Total	2,666,280	1,531,073	4,197,353
		204	Steel
	204	293	Allegheny Technologies, Inc.		592	592
	293	285	Nucor Corporation		11,184	11,184
	285	296	United States Steel Corporation		2,802	2,802
	296		Worthington Industries, Inc.		3,531	3,531
			Total	0	18,108	18,108
		2,160	Timesharing and Software
	2,160	701	Automatic Data Processing, Inc.		66,506	66,506
	701	1,781	Computer Sciences Corporation		22,818	22,818
	1,781	1,155	Concord EFS, Inc.		16,741	16,741
	1,155	511	eBay, Inc.		98,510	98,510
	511	722	Equifax, Inc.		10,215	10,215
	722	577	Fiserv, Inc.		22,729	22,729
	577	1,405	Nvidia Corporation		7,414	7,414
	1,405	377	Paychex, Inc.		38,595	38,595
	377	514	Qlogic Corporation		14,002	14,002
	514	2,130	Sabre Holdings Corporation		8,178	8,178
	2,130		Yahoo!, Inc.		51,163	51,163
			Total	0	356,871	356,871
		237	Tires and Rubber Products
	237	613	Cooper Tire and Rubber Company		2,891	2,891
	613		Goodyear Tire & Rubber Company		3,169	3,169
			Total	0	6,061	6,061
		7,627	Tobacco
	7,627	315	Altria Group, Inc.		228,505	228,505
	315	630	Reynolds (R. J.) Tobacco Holdings, Inc.		10,162	10,162
	630		UST, Inc.		17,388	17,388

See Notes to Pro Forma Combined Financial Statements.

32

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Total	0	256,055	256,055
		75,103	Trucking and Shipping
70,900	4,203		United Parcel Service, Inc., Class B	4,041,300	239,571	4,280,871
		1,951	Utilities — Electric
	1,951	453	AES Corporation		7,063	7,063
	453	580	Allegheny Energy, Inc.		2,813	2,813
	580	1,370	Ameren Corporation		22,649	22,649
	1,370	1,326	American Electric Power Company, Inc.		31,305	31,305
	1,326	1,108	Calpine Corporation		4,376	4,376
	1,108	613	Centerpoint Energy, Inc.		7,811	7,811
	613	443	Cinergy Corporation		20,627	20,627
	443	802	CMS Energy Corp		1,954	1,954
	802	594	Consolidated Edison Company of New York, Inc.		30,853	30,853
	594	618	Constellation Energy Group		16,472	16,472
	618	155,047	DTE Energy Company		23,886	23,886
153,900	1,147	3,236	Dominion Resources, Inc.	8,521,443	63,509	8,584,952
	3,236	1,301	Duke Energy Corporation		47,051	47,051
	1,301	1,200	Dynegy, Inc.		3,396	3,396
	1,200	821	Edison International*		16,428	16,428
	821	1,205	Entergy Corporation		39,531	39,531
	1,205	722	Exelon Corporation		60,744	60,744
	722	1,420	FPL Group, Inc.		42,547	42,547
	1,420	818	Mirant Corporation		2,272	2,272
	818	1,426	NiSource, Inc.		14,888	14,888
	1,426	350	PG&E Corporation		19,180	19,180
	350	641	Pinnacle West Capital Corporation		11,634	11,634
	641	893	PPL Corporation		22,826	22,826
	893	836	Progress Energy, Inc.		34,961	34,961
	836	161,568	Public Service Enterprise Group		30,673	30,673
159,000	2,568	554	Southern Company	4,521,960	73,034	4,594,994
	554	1,115	Teco Energy, Inc.		5,889	5,889
	1,115	1,456	TXU Corporation		19,903	19,903
	1,456		Xcel Energy, Inc.		18,651	18,651
			Total	13,043,403	696,925	13,740,328
		2,159	Utilities — Gas and Pipeline
	2,159	1,120	El Paso Corporation		13,062	13,062
	1,120	587	FirstEnergy Corporation		35,280	35,280
	587	487	Keyspan Corporation		18,931	18,931
	487	184	Kinder Morgan Energy Partners		21,915	21,915
	184	158	Nicor, Inc.		5,027	5,027
	158	687	Peoples Energy Corporation		5,652	5,652
	687	1,826	Sempra Energy		17,148	17,148

See Notes to Pro Forma Combined Financial Statements.

33

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	1,826		Williams Companies, Inc.		8,363	8,363
			Total	0	125,377	125,377
		1,161	Utilities — Telephone
	1,161	2,794	Alltel Corporation		51,966	51,966
	2,794	9,988	AT&T Corporation*		45,263	45,263
	9,988	200,961	AT&T Wireless Services, Inc.*		65,921	65,921
194,100	6,861	458	BellSouth Corporation	4,206,147	148,678	4,354,825
	458	1,032	Centurytel, Inc.		12,641	12,641
	1,032	3,533	Citizens Communications		10,299	10,299
	3,533	6,250	Nextel Communications, Inc.		47,307	47,307
	6,250	225,841	Qwest Communications International, Inc.		21,813	21,813
213,600	12,241	3,260	SBC Communications Inc.	4,284,816	245,554	4,530,370
	3,260	3,653	Sprint Corporation — FON Group*		38,305	38,305
	3,653	10,086	Sprint Corporation — PCS Group*		15,927	15,927
	10,086	188,000	Verizon Communications		356,540	356,540
188,000			Vodafone Group Plc, ADR	3,425,360		3,425,360
			Total	11,916,323	1,060,214	12,976,537
		6,771,819
5,722,350	1,049,469		TOTAL COMMON STOCKS	194,103,110	28,829,928	222,933,038
			SHORT-TERM SECURITIES
			Commercial Paper
		2,000	Beverages
2,000			Coca-Cola Company (The),
			1.18%, 4-15-03	1,999,082		1,999,082
		838	Chemicals — Petroleum and Inorganic
838			du Pont (E.I.) de Nemours and Company, 1.16315%, Master Note	838,000		838,000
		1,274	Food and Related
1,274			General Mills, Inc.,
		4,000	1.4588%, Master Note	1,274,000		1,274,000
4,000		8,000	Heinz (H. J.) Co., 1.3%, 4-17-03	3,997,689		3,997,689
8,000			Sara Lee Corporation, 1.35%, 4-16-03	7,995,500		7,995,500
			Total	13,267,189	0	13,267,189
		2,543	Forest and Paper Products
2,543			Sonoco Products Co., 1.44%, 4-1-03	2,543,000		2,543,000

See Notes to Pro Forma Combined Financial Statements.

34

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY				IVY
		CORE EQUITY				CORE EQUITY
IVY	ADVANTUS	FUND		IVY	ADVANTUS	FUND
CORE EQUITY	INDEX 500	PRO FORMA		CORE EQUITY	INDEX 500	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Health Care — Drugs
3,000		3,000	Merck & Co., Inc., 1.2%, 5-23-03	2,994,800		2,994,800
		2,000	Household — General Products
2,000			Colgate-Palmolive Company 1.22%, 5-23-03	1,997,967		1,997,967
		128	Multiple Industry
	128	1,304	Federated Money Market Obligation Trust Prime Obligation Fund 1.270%		127,748	127,748
	1,304		One Group Institutional
		179	Prime Money Market Fund 1.290%		1,304,318	1,304,318
	179		Wells Fargo & Company — Cash
			Investment Fund 1.431%		179,463	179,463
			Total	0	1,611,528	1,611,528
		4,000	Retail — General Merchandise
4,000			Wal-Mart Stores, Inc. 1.23%, 4-1-03	4,000,000		4,000,000
27,655	1,611	29,266	Total Commercial Paper	27,640,038	1,611,528	29,251,566
			United States Government Securities Treasury Obligations
1,500		1,500	United States Treasury Bill, 1.04%, 8-7-03	1,494,453		1,494,453
			TOTAL SHORT-TERM SECURITIES	29,134,491	1,611,528	30,746,019
			TOTAL INVESTMENT SECURITIES	223,237,601	30,441,457	253,679,058
			CASH AND OTHER ASSETS, NET OF LIABILITIES	(3,257,705)	(89,697)	(3,347,402)
			NET ASSETS	219,979,896	30,351,760	250,331,656

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

See Notes to Pro Forma Combined Financial Statements.

35

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
Year Ended March 31, 2003

						Ivy
		Ivy				Core Equity
	Advantus	Core	Pro forma			Pro Forma
	Index 500	Equity	Adjustments			Combined

ASSETS
Investment securities	30,441,457	223,237,601				253,679,058
Cash		1,220				1,220
Receivable for Investment securities sold	47,741	185,275				233,016
Other Assets	97,504	369,380				466,884
Collateral for securities loaned	1,352,644					1,352,644
Total assets	31,939,346	223,793,476	0			255,732,822
LIABILITIES
Payable to Fund shareholders	58,887	1,179,056				1,237,943
Payable for securities purchased		2,495,696				2,495,696
Payable to affiliates		109,967				109,967
Other payables	176,055	28,861				204,916
Payable upon return of securities loaned	1,352,644					1,352,644
Total liabilities	1,587,586	3,813,580	0			5,401,166
Net Assets	30,351,760	219,979,896	0			250,331,656
Class A
Net Assets	16,910,840	12,916,052	13,440,920			43,267,812
Outstanding Shares	1,515,327	1,948,170	3,062,568	(a	)	6,526,065
Net asset value per share	$11.16	$6.63				$6.63
Class B
Net Assets	11,976,620	4,570,044	(11,976,620)			4,570,044
Outstanding Shares	1,093,072	708,436	(1,093,072)	(a	)	708,436
Net asset value per share	$10.96	$6.45				$6.45
Class C
Net Assets	1,464,300	200,036,139	(1,464,300)			200,036,139
Outstanding Shares	133,847	30,879,641	(133,847)	(a	)	30,879,641
Net asset value per share	$10.94	$6.48				$6.48
Class Y
Net Assets	0	2,457,661	0			2,457,661
Outstanding Shares	0	358,099	0	(a	)	358,099
Net asset value per share	0	$6.86				$6.86
Net Assets
Capital paid In	38,914,352	266,003,035				304,917,387
Accumulated net realized gain / (loss) on investments	-6,872,054	-65,371,586				-72,243,640
Undistributed net investment income (loss)	-3,600	-6,860	0			-10,460
Net unrealized appreciation (depreciation) on investments	-1,686,938	19,355,307				17,668,369
Total Net Assets	30,351,760	219,979,896	0			250,331,656

(a)	Share adjustment — removal of old shares and addition of new shares for net assets at Class A NAV per share of surviving fund.

See Notes to Pro Forma Combined Financial Statements.

36

     The following unaudited Pro Forma Combined Statement of Operations for Ivy Core Equity Fund and Advantus Index 500 Fund has been derived from the Statements of Operations of Ivy Core Equity Fund and Advantus Index 500 Fund for the twelve months ended March 31, 2003. Such information has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

     The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

37

Pro Forma Combined Statement of Operations (Unaudited)
Year Ended March 31, 2003

						Ivy
						Core Equity
	Advantus	Ivy	Pro forma			Pro forma
	Index 500	Core Equity	Adjustments			Combined

Investment Income
Income
Dividends	589,592	3,933,053				4,522,645
Interest and amortization	20,144	445,146				465,290
Income from securities lending activities	1,862					1,862
Total income	611,598	4,378,199	0			4,989,797
Expenses
Investment management fee	118,631	1,916,603	125,609	(a	)	2,160,843
Transfer agent	178,688	1,020,637	(44,345)	(b	)	1,154,980
12b-1 service and distribution Class A	46,569	24,084	40,562	(a	)	111,215
12b-1 service and distribution Class B	145,805	50,563	(145,805)	(a	)	50,563
12b-1 service and distribution Class C	16,443	2,564,935	(16,443)	(a	)	2,564,935
12b-1 service and distribution Class Y / Advisor		6,779				6,779
Other	181,515	278,058	(146,888)	(c	)	312,685
Total expenses	687,651	5,861,659	(187,310)			6,362,000
Expenses reimbursement	(287,016)	0	287,016	(a	)	0
Net Expenses	400,635	5,861,659	99,706			6,362,000
Net investment income	210,963	(1,483,460)	(99,706)			(1,372,203)
Realized and Unrealized Gain (Loss) on Investments
Realized net gain (loss) on securities	(2,862,399)	(27,549,733)	0			(30,412,132)
Unrealized depreciation in value of investments during the period	(8,629,940)	(63,353,807)	0			(71,983,747)
Net gain (loss) on investments	(11,492,339)	(90,903,540)	0			(102,395,879)
Net increase (decrease) in net assets resulting from operations	(11,281,376)	(92,387,000)	(99,706)			(103,768,082)

(a)	Based on the contract in effect for the surviving fund.

(b)	Based on fees for the surviving fund.

(c)	Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Combined Financial Statements.

38

IVY CORE EQUITY FUND and ADVANTUS INDEX 500 FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
MARCH 31, 2003
(Unaudited)

Note 1 — Significant Accounting Policies

Ivy Core Equity Fund and Advantus Index 500 Fund (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Ivy Core Equity Fund’s investment objective is to seek to provide capital growth and income. Advantus Index 500 Fund’s investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the Standard and Poor’s 500 Composite Stock Price Index (the S&P 500). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing

39

on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The respective Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Ivy Investment Management Company (“WRIICO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as investment manager for Ivy Core Equity Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by the Fund at the following annual rates:

		Annual
Fund	Net Assets Breakpoints	Rate

Ivy Core Equity Fund	Up to $1 Billion	.700%
	Over $1 Billion up to $2 Billion	.650%
	Over $2 Billion up to $3 Billion	.600%
	Over $3 Billion	.550%

The fee is accrued and paid daily. However, WRIICO has agreed to waive the Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIICO’s right to change or modify this waiver.

40

The Fund also reimburses WRIICO for certain expenses, including additional Fund-related security costs incurred by WRIICO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of the incremental security-related costs including the cost of using private transportation for WRIICO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $17,664 for Core Equity Fund, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level	Annual Fee Rate
(in millions)	for Each Level

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to $100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000
From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund’s shares, Ivy Funds Distributor, Inc. (“IFDI”) receives gross sales commissions (which are not an expense of the Fund) for Class A shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During

41

the period ended March 31, 2003, IFDI received the following amounts in gross sales commissions and deferred sales charges:

		CDSC
	Gross Sales
	Commissions	Class A	Class B	Class C

Core Equity Fund	$57,848	$—	$11,967	$5,298

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Fund’s shares, except for registration fees and related expenses. During the period ended March 31, 2003, W&R paid the following amounts:

Core Equity Fund	$106,467

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, the Fund may pay W&R a fee of up to 0.25%, on an annual basis, of the average daily net assets of its Class Y shares to compensate W&R for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Fund paid Directors’ fees of $14,095 for Core Equity Fund, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company. IFDI is a direct subsidiary of Waddell & Reed Financial, Inc.

42

IVY MONEY MARKET FUND
ADVANTUS MONEY MARKET FUND
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2003
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of ivy Money Market Fund and Advantus Money Market Fund as of March 31, 2003 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of Ivy Money Market Fund and Advantus Money Market Fund as of March 31, 2003.

Under the terms of the Agreement and Plan of Reorganization, the combination of Advantus Money Market Fund and Ivy Money Market Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of Advantus Money Market Fund in exchange for shares of Ivy Money Market Fund at net asset value. Ivy Money Market Fund will be the accounting survivor for financial statement purposes.

As of October 9, 2003, all of the securities held by Advantus Money Market Fund would comply with the compliance guidelines and/or investment restrictions of Ivy Money Market Fund. All reorganization costs will be borne by Advantus Capital Management, Inc. and not by the funds. The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of Ivy Money Market Fund and Advantus Money Market Fund incorporated by reference in this Statement of Additional Information.

43

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			CORPORATE OBLIGATIONS
			Commercial Paper
			Aluminum
750		750	Alcoa Incorporated, 1.23%, 4-1-03	750,000		750,000
			Banks
350		350	Lloyds TSB Bank PLC, 1.24%, 4-22-03	349,747		349,747
500		500	Wells Fargo & Company, 1.25%, 4-7-03	499,896		499,896
	1,000	1,000	1.24%, 4-30-03		999,001	999,001
			Total	849,643	999,001	1,848,644
			Beverages
	1,000	1,000	Anheuser-Busch Companies, Inc. 1.25%, 4-24-03		999,221	999,221
414		414	Coca-Cola Company (The), 1.24%, 5-5-03	413,515		413,515
	1,200	1,200	1.23%, 5-16-03		1,198,155	1,198,155
250		250	Diageo Capital plc, 1.23%, 4-29-03	249,761		249,761
			Total	663,276	2,197,376	2,860,652
			Business Equipment and Services
	1,000	1,000	Pitney Bowes Credit Corporation 1.3%, 4-1-03		1,000,000	1,000,000
			Chemicals — Petroleum and Inorganic
			du Pont (E.I.) de Nemours and Company:
336		336	1.16315%, Master Note	336,000		336,000
	1,000	1,000	1.24%, 4-23-03		999,273	999,273
			Total	336,000	999,273	1,335,273
			Containers
300		300	Bemis Company, Inc., 1.25%, 4-3-03	299,979		299,979
400		400	Florens Container Inc. (Bank of America N.A.), 1.26%, 4-24-03	399,678		399,678
			Total	699,657	0	699,657
			Cosmetics and Toiletries
	1,000	1,000	Gillette Company (The), 1.22%, 4-11-03		999,661	999,661
			Finance Companies
250		250	Caterpillar Financial Services Corp., 1.21%, 4-14-03	249,891		249,891
			PACCAR Financial Corp.:
527		527	1.24%, 4-16-03	526,728		526,728
100		100	1.25%, 4-28-03	99,906		99,906
			Total	876,525	0	876,525

See Notes to Pro Forma Combined Financial Statements.

44

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Food and Related
			Golden Peanut Co.:
250		250	1.28%, 4-4-03	249,973		249,973
250		250	1.25%, 4-11-03	249,913		249,913
250		250	1.22%, 6-12-03	249,390		249,390
			Total	749,276	0	749,276
			Health Care — Drugs
	1,200	1,200	Abbott Laboratories 1.24%, 4-2-03		1,199,959	1,199,959
900		900	Alcon Finance PLC (Nestle S.A.), 1.25%, 4-11-03	899,688		899,688
250		250	GlaxoSmithKline Finance plc, 1.25%, 4-30-03	249,748		249,748
500		500	Pharmacia Corporation, 1.25%, 4-2-03	499,983		499,983
	1,000	1,000	Pfizer, Inc. 1.22%,4/2/03		999,966	999,966
	1,000	1,000	Schering-Plough Corporation 1.25%, 4-2-03		999,965	999,965
			Total	1,649,419	3,199,890	4,849,309
			Health Care — General
			Johnson & Johnson:
	1,100	1,100	1.13%, 4-16-03		1,099,482	1,099,482
800		800	1.1%, 9-18-03	795,844		795,844
			Total	795,844	1,099,482	1,895,326
			Household — General Products
	1,000	1,000	Colgate-Palmolive Company 1.23%, 5-1-03		999,000	999,000
			Kimberly-Clark Worldwide Inc.:
300		300	1.24%, 4-7-03	299,938		299,938
250		250	1.25%, 4-7-03	249,948		249,948
	1,800	1,800	Procter & Gamble Company (The), 1.18%, 4-25-03		1,798,584	1,798,584
			Total	549,886	2,797,584	3,347,470
			Insurance — Life
	1,100	1,100	AIG Sunamerica Global Financing II 1.19%, 4-14-03		1,099,527	1,099,527
	1,000	1,000	American General Finance Corporation 1.27%, 4-4-03		999,894	999,894
			Total	0	2,099,421	2,099,421
			Multiple Industry
	1,100	1,100	Archer-Daniels-Midland Company 1.19%, 5-13-03		1,098,473	1,098,473
300		300	BOC Group Inc. (DE), 1.3%, 4-4-03	299,967		299,967
	1,000	1,000	Cargill, Inc. 1.24%, 4-21-03		999,311	999,311

See Notes to Pro Forma Combined Financial Statements.

45

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

	1,000	1,000	General Electric Capital Corporation 1.26%, 4-25-03		999,160	999,160
			Total	299,967	3,096,944	3,396,911
			Publishing
			Gannett Co.:
800		800	1.23%, 4-10-03	799,754		799,754
	1,000	1,000	1.25%, 4-10-03		999,695	999,695
	800	800	McGraw-Hill, Inc. 1.24%, 4-14-03		799,653	799,653
			Total	799,754	1,799,348	2,599,102
			Security and Commodity Brokers
			Merrill Lynch & Co., Inc.:
	500	500	1.19%, 4-9-03		499,868	499,868
	500	500	1.21%, 5-1-03		499,508	499,508
			Total	0	999,376	999,376
			Trucking and Shipping
	1,000	1,000	United Parcel Service, Inc. 1.14%, 4-17-03		999,493	999,493
			Utilities — Telephone
			BellSouth Corporation:
	500	500	1.23%, 4-4-03		499,949	499,949
	600	600	1.23%, 4-8-03		599,856	599,856
300		300	1.24%, 4-28-03	299,721		299,721
			SBC International Inc. (SBC Communications Inc.):
350		350	1.24%, 4-23-03	349,735		349,735
450		450	1.24%, 5-7-03	449,442		449,442
			Verizon Network Funding Corporation:
	540	540	1.26%, 4-7-03		539,883	539,883
750		750	1.24%, 4-16-03	749,613		749,613
150		150	1.24%, 4-23-03	149,886		149,886
	1,000	1,000	1.25%, 5-6-03		998,785	998,785
			Total	1,998,397	2,638,473	4,636,870
			Total Commercial Paper	$11,017,644	$24,925,322	$35,942,966
			Commercial Paper (backed by irrevocable bank letter of credit)
			Motor Vehicles
240		240	Hyundai Motor Finance Co. (Bank of America N.A.), 1.4%, 4-1-03	240,000		240,000
			Notes
			Banks
600		600	Bank One, N.A., 1.29%, 5-27-03	599,945		599,945
500		500	Wells Fargo & Company, 1.3275%, 4-1-03	500,000		500,000
			Total	1,099,945	0	1,099,945

See Notes to Pro Forma Combined Financial Statements.

46

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			Business Equipment and Services
770		770	Playworld Systems Incorporated (Wachovia Bank), 1.41%, 4-2-03	770,000		770,000
			Food and Related
	2,000	2,000	H.J. Heinz Company 144A Issue 6.561, 11-15-03		2,053,707	2,053,707
			Finance Companies
	1,500	1,500	Associates Corporation of North America 5.75%, 11-1-03		1,538,820	1,538,820
			Health Care — Drugs
500		500	Merck & Co., Inc., 4.489%, 2-22-04 (A)	514,382		514,382
			Hospital Supply and Management
150		150	Autumn House at Powder Mill, Inc. (Suntrust Bank), 1.35%, 4-3-03	150,000		150,000
245		245	Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association), 1.45%, 4-2-03	245,000		245,000
			Total	395,000	0	395,000
			Retail — General Merchandise
500		500	Wal-Mart Stores, Inc., 4.878%, 6-1-03	501,853		501,853
			Trucking and Shipping
545		545	Volpe Family Partnership, L.P. (Wachovia Bank), 1.36%, 4-3-03	545,000		545,000
			Utilities — Telephone
350		350	BellSouth Corporation, 4.105%, 4-26-03 (A)	350,321		350,321
			Total Notes	$4,176,501	$3,592,527	$7,769,028
			TOTAL CORPORATE OBLIGATIONS	$15,434,145	$28,517,849	$43,951,994
			MUNICIPAL OBLIGATIONS
			California
850		850	Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Series 1997A (Taxable), 1.22%, 5-8-03	850,000		850,000
			Louisiana
			Industrial Development Board of the Parish of Calcasieu, Inc., Environmental Revenue Bonds (CITGO Petroleum Corporation Project),

See Notes to Pro Forma Combined Financial Statements.

47

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

600		600	Series 1996 (Taxable), (Westdeutsche Landesbank Girozentrale), 1.275%, 4-30-03	600,000		600,000
			New York
325		325	The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch), 1.33%, 4-2-03	325,000		325,000
			Washington
			Washington State Housing Finance Commission:
250		250	Taxable Variable Rate Demand Multifamily Revenue Bonds, Mill Pointe Apartments Project, Series 1999B (U.S. Bank, National Association), 1.35%, 4-1-03	250,000		250,000
95		95	Taxable Variable Rate Demand Multifamily Revenue Bonds, Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association), 1.35%, 4-3-03	95,000		95,000
			Total	345,000	0	345,000
			TOTAL MUNICIPAL OBLIGATIONS	$2,120,000	$0	$2,120,000
			UNITED STATES GOVERNMENT SECURITIES
400		400	Federal Farm Credit Banks, 1.25%, 3-19-04	400,000		400,000
			Federal Home Loan Bank:
	1,000	1,000	1.2%, 4-30-03		999,033	999,033
250		250	1.45%, 2-24-04	250,000		250,000
370		370	1.35%, 4-5-04	370,000		370,000
300		300	1.3%, 4-12-04	300,000		300,000
			Federal Home Loan Mortgage Corporation:
	1,300	1,300	1.21%, 5-1-03		1,298,689	1,298,689
	1,000	1,000	1.21%, 5-2-03		998,958	998,958
800		800	1.65%, 12-23-03	800,000		800,000
	950	950	Federal National Mortgage Association 1.21%, 4-9-03		949,745	949,745
	1,500	1,500	1.225%, 4-11-03		1,499,490	1,499,490
	1,500	1,500	1.23%, 4-29-03		1,498,565	1,498,565
	823	823	1.22%, 5-15-03		821,773	821,773
500		500	Student Loan Marketing Association, 1.4%, 2-20-04	500,000		500,000
			United States Treasury Bills:
300		300	1.04%, 8-7-03	298,891		298,891
350		350	1.035%, 8-21-03	348,571		348,571
400		400	United States Treasury Note, 5.25%, 8-15-03	405,185		405,185

See Notes to Pro Forma Combined Financial Statements.

48

						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

		IVY MONEY				IVY MONEY
IVY MONEY	ADVANTUS	MARKET FUND		IVY MONEY	ADVANTUS	MARKET FUND
MARKET	MONEY MARKET	PRO FORMA		MARKET	MONEY MARKET	PRO FORMA
FUND	FUND	COMBINED		FUND	FUND	COMBINED

			TOTAL UNITED STATES GOVERNMENT SECURITIES	$3,672,647	$8,066,253	$11,738,900
			MONEY MARKET FUNDS
	821	821	Federated Prime Obligations Fund, current rate, 1.27%		821,406	821,406
	1,809	1,809	One Group Institutional Prime Money Market Fund, current rate 1.29%		1,809,457	1,809,457
	108	108	Wells Fargo & Company, current rate 1.431%		107,910	107,910
			TOTAL MONEY MARKET FUNDS	$0	$2,738,773	$2,738,773
			TOTAL INVESTMENT SECURITIES	$21,226,792	$39,322,875	$60,549,667
			CASH AND OTHER ASSETS, NET OF LIABILITIES	89,055	36,612	125,667
			NET ASSETS	$21,315,847	$39,359,487	$60,675,334

Notes to Schedule of Investments

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, the total value of these securities amounted to $864,703 or 4.05% of net assets.

See Notes to Pro Forma Combined Financial Statements.

49

Pro Forma Combined Statement of Assets and Liabilities (Unaudited)
Year Ended March 31, 2003

						Ivy Money
		Ivy				Market
	Advantus	Money	Pro forma			Pro Forma
	Money Mkt	Market	Adjustments			Combined

ASSETS
Investment securities	39,322,875	21,226,792				60,549,667
Cash		29,908				29,908
Receivable for Investment securities sold						0
Other Assets	267,233	266,122				533,355
Collateral for securities loaned	0					0
Total assets	39,590,108	21,522,822	0			61,112,930
LIABILITIES
Payable to Fund shareholders	139,383	180,758				320,141
Payable for securities purchased						0
Payable to affiliates	22,979	3,992				26,971
Other payables	68,259	22,225				90,484
Payable upon return of securities loaned	0					0
Total liabilities	230,621	206,975	0			437,596
Net Assets	39,359,487	21,315,847	0			60,675,334
Class A
Net Assets	39,359,487	10,547,590	0			49,907,077
Outstanding Shares	39,359,487	10,547,590	0	(a	)	49,907,077
Net asset value per share	1.00	1.00				1.00
Class B
Net Assets	0	1,187,754	0			1,187,754
Outstanding Shares	0	1,187,754	0	(a	)	1,187,754
Net asset value per share	0.00	1.00				1.00
Class C
Net Assets	0	9,580,503	0			9,580,503
Outstanding Shares	0	9,580,503	0	(a	)	9,580,503
Net asset value per share	0.00	1.00				1.00
Class Y
Net Assets	0	0	0			0
Outstanding Shares	0	0	0	(a	)	0
Net asset value per share	0	0				0.00
Net Assets
Capital paid In	39,359,487	21,315,847				60,675,334
Accumulated net realized gain / (loss) on investments	0	0				0
Undistributed net investment income (loss)	0	0	0			0
Net unrealized appreciation (depreciation) on investments	0	0				0
Total Net Assets	39,359,487	21,315,847	0			60,675,334

(a)	Share adjustment — removal of old shares and addition of new shares for net assets at NAV per share of each class of surviving fund.

See Notes to Pro Forma Combined Financial Statements.

50

The following unaudited Pro Forma Combined Statement of Operations for Ivy Money Market Fund and Advantus Money Market Fund has been derived from the Statements of Operations of Ivy Money Market Fund and Advantus Money Market Fund for the twelve months ended March 31, 2003. Such information has been adjusted to give effect to the Reorganization as if it had occurred on April 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on April 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

51

Pro Forma Combined Statement of Operations (Unaudited)
Year Ended March 31, 2003

						Ivy
						Money Market
	Advantus	Ivy	Pro forma			Pro forma
	Money Market	Money Market	Adjustments			Combined

Investment Income
Income
Interest and amortization	690,399	335,588				1,025,987
Total income	690,399	335,588	0			1,025,987
Expenses
Investment management fee	204,486	76,352	(40,897)	(a	)	239,941
Transfer agent	177,787	26,180	(19,737)	(b	)	184,230
12b-1 service and distribution Class A	102,252	0	(102,252)	(a	)	0
12b-1 service and distribution Class B	0	7,457				7,457
12b-1 service and distribution Class C	0	86,543				86,543
12b-1 service and distribution Class Y / Advisor	0	0				0
Other	136,971	79,995	(101,991)	(c	)	114,975
Total expenses	621,496	276,527	(264,877)			633,146
Expenses reimbursement	(275,945)	(79,844)	355,789	(a	)	0
Net Expenses	345,551	196,683	90,912			633,146
Net investment income	344,848	138,905	(90,912)			392,841
Realized and Unrealized Gain (Loss) on Investments
Realized net gain (loss) on securities	0	0	0			0
Unrealized depreciation in value of investments during the period	0	0	0			0
Net gain (loss) on investments	0	0	0			0
Net increase (decrease) in net assets resulting from operations	344,848	138,905	(90,912)			392,841

(a)	Based on the contract in effect for the surviving fund.

(b)	Based on fees for the surviving fund.

(c)	Decrease due to economies of scale achieved by merging funds.

See Notes to Pro Forma Combined Financial Statements.

52

IVY MONEY MARKET FUND and ADVANTUS MONEY MARKET FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
MARCH 31, 2003
(Unaudited)

Note 1 — Significant Accounting Policies

Ivy Money Market Fund and Advantus Money Market Fund (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Ivy Money Market Fund’s investment objective is to seek maximum current income consistent with stability of principal. Advantus Money Market Fund’s investment objective is to seek a high level of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D.	Dividends to shareholders — All of the Fund’s net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

53

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Ivy Investment Management Company (“WRIICO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as investment manager for Ivy Money Market Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by the Fund at the following annual rates:

		Annual
Fund	Net Assets Breakpoints	Rate

Ivy Money Market Fund All levels		400%

The fee is accrued and paid daily. However, WRIICO has agreed to waive the Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIICO’s right to change or modify this waiver. During the period ended March 31, 2003, WRIICO voluntarily waived its fee as shown in the following table:

Money Market Fund	$76,352

The Fund also reimburses WRIICO for certain expenses, including additional Fund-related security costs incurred by WRIICO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of the incremental security-related costs including the cost of using private transportation for WRIICO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $1,688 for Money Market Fund, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level	Annual Fee Rate
(in millions)	for Each Level

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to $100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000

54

Average Net Asset Level	Annual Fee Rate
(in millions)	for Each Level

From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, the Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund’s shares, Ivy Funds Distributor, Inc. (“IFDI”) receives gross sales commissions (which are not an expense of the Fund) for Class A shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended March 31, 2003, IFDI received the following amounts in gross sales commissions and deferred sales charges:

		CDSC
	Gross Sales
	Commissions	Class A	Class B	Class C

Money Market Fund	$—	$—	$5,068	$1,302

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Fund’s shares, except for registration fees and related expenses. During the period ended March 31, 2003, W&R paid the following amounts:

Money Market Fund	$—

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B shares and Class C shares, respectively, the Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to

55

shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, the Fund may pay W&R a fee of up to 0.25%, on an annual basis, of the average daily net assets of its Class Y shares to compensate W&R for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Fund paid Directors’ fees of $929 for Money Market Fund, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company. IFDI is a direct subsidiary of Waddell & Reed Financial, Inc.

56

PART C

OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Article 10.2 of the Articles of Incorporation of Registrant, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A; Article IX of the Bylaws, as amended May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B2-wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A; and Article V of the Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, each of which provides indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

     Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a)	Articles of Incorporation, as amended, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(1)(b)	Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-99.B1-wrartsup to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(1)(c)	Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(1)(d)	Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A

(1)(e)	Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(1)(f)	Articles of Amendment, filed March 1, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(1)(g)	Articles of Amendment to add the Capital ProtectionPlus Series, filed February 5, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(1)(h)	Articles of Amendment to change the name of the Corporation, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend2 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(2)(a)	Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A

(2)(b)	Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A

(2)(c)	Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(3)	[Not applicable.]

(4)	Form of Agreement and Plan of Reorganization between an Advantus Fund and Registrant (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)	Article Fifth of the Articles of Incorporation and Articles II and VIII of the Bylaws each define the rights of shareholders.

(6)(a)	Investment Management Agreement with amended fee schedule to reflect the addition of Science and Technology Fund and High Income Fund, filed by EDGAR on May 16, 1997 as EX-99.B5-wrima to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A

(6)(b)	Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(d)wrimafee to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(6)(c)	Investment Management Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)cpima to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(6)(d)	Subadvisory Contract between Waddell & Reed Investment Management Company and Gartmore Morley Capital Management, Inc. on behalf of Capital

2

ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(d)wrfsubadv to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(6)(e)	Assignment of Investment Management Agreement by Waddell & Reed Investment Management Company to Waddell & Reed Ivy Investment Company, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)imaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(7)(a)	Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A

(7)(b)	Amendment to Underwriting Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(e)wrfuadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(7)(c)	Assignment of Underwriting Agreement by Waddell & Reed, Inc. to Ivy Funds Distributor, Inc., effective June 16, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)puaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A

(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, filed by EDGAR on April 17, 2000 as EX-99.B(g)wrca to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(9)(b)	Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on January 29, 2003 as EX-99.B(g)wrfcaamend to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A. The Custodian Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Amendments to the Custodian Agreements for all funds in W&R Funds, Inc. are identical.

(9)(c)	Delegation Agreement, dated July 1, 2001, filed by EDGAR on January 29, 2003 as EX-99.B(g)wrfcadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A. The Delegation Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Delegation Agreements for all funds in W&R Funds, Inc. are identical.

(9)(d)	Custodian Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpca to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(9)(e)	Delegation Agreement for Capital ProtectionPlus Fund, filed by EDGAR on January 29, 2003 as EX-99.B(g)cpcadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

3

(10)(a)	Distribution and Service Plan for Class Y shares, filed by EDGAR on October 3, 1995 as EX-99.B15-wrdspcy to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A

(10)(b)	Distribution and Service Plan for Class C shares, filed by EDGAR on July 2, 1999 as EX-99.B(m)wrdspc to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A

(10)(c)	Distribution and Service Plan for Class A shares, revised May 16, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(m)wrdspca to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(10)(d)	Distribution and Service Plan for Class B shares, filed by EDGAR on June 30, 2000 as EX-99.B(m)wrdspcB to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A

(11)	Opinion and consent of Kirkpatrick & Lockhart LLP with respect to the legality of the securities being registered.(1)

(12)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.(3)

(13)(a)	Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A

(13)(b)	Amendment to the Shareholder Servicing Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(c)	Exhibit B to the Shareholder Servicing Agreement, as amended February 19,2003, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssaexb to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(d)	Exhibit C to the Shareholder Servicing Agreement, effective August 31, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssaexc to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A

(13)(e)	Accounting Services Agreement filed by EDGAR on October 3, 1995, as EX-99.B9-wrasa to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A

(13)(f)	Amendment to Accounting Services Agreement, effective September 1, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(h)wrasaamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(14)(a)	Consent of Deloitte & Touch LLP with respect to financial statements of the Registrant.(4)

(14)(b)	Consent of KPMG LLP with respect to financial statements of the Advantus Funds.(4)

4

(15)	Not applicable.

(16)	Powers of attorney.(1)

(17)(a)	Form of proxy card.(1)

(17)(b)	Form of buck slip.(2)

(17)(c)	Ivy Funds and Ivy Funds, Inc. Prospectus dated July 1, 2003.(1)

(17)(d)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 7, 2003.(1)

(17)(e)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 15, 2003.(1)

(17)(f)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated July 25, 2003.(1)

(17)(g)	Ivy Funds and Ivy Funds, Inc. Prospectus Supplement dated August 4, 2003.(1)

(17)(h)	Ivy Funds, Inc. Statement of Additional Information dated July 1, 2003.(1)

(17)(i)	Ivy Funds, Inc. Statement of Additional Information Supplement dated July 15, 2003.(4)

(17)(j)	Ivy Funds, Inc. Statement of Additional Information Supplement dated October 8, 2003.(4)

(17)(k)	Ivy Funds Prospectus for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund (Included as Appendix D to the Prospectus/Proxy Statement comprising Part A of this Registration Statement).

(17)(l)	Ivy Funds Statement of Additional Information for the Ivy Balanced Fund, Ivy Bond Fund, Ivy International Balanced Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Small Cap Value Fund, and Ivy Value Fund.(2)

(17)(m)	Advantus Fixed Income and Blended Funds Prospectus dated January 31, 2003.(1)

(17)(n)	Advantus Fixed Income and Blended Funds Statement of Additional Information dated January 31, 2003.(1)

(17)(o)	Advantus Equity Funds Prospectus dated November 29, 2002.(1)

(17)(p)	Advantus Equity Funds Prospectus Supplement dated February 3, 2003.(1)

(17)(q)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated April 24, 2003.(1)

(17)(r)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated June 18, 2003.(1)

(17)(s)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 8, 2003.(1)

(17)(t)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated August 20, 2003.(1)

(17)(u)	Advantus Fixed Income and Blended Funds and Advantus Equity Funds Prospectus Supplement dated September 15, 2003.(4)

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(17)(v)	Advantus Equity Funds Statement of Additional Information dated November 29, 2003.(1)

(17)(w)	Advantus Equity Funds SAI Supplement dated May 1, 2003.(1)

(17)(x)	Ivy Funds, Inc. Annual Report dated March 31, 2003.(1)

(17)(y)	Advantus Fixed Income and Blended Funds Annual Report for the fiscal year ended September 30, 2002.(1)

(17)(z)	Advantus Fixed Income and Blended Funds Semi-Annual Report for the period ended March 31, 2003.(1)

(17)(aa)	Advantus Equity Funds Annual Report for the fiscal year ended July 31, 2003.(4)

(1)	Filed as an exhibit to the Registrant’s registration statement on Form N-14 filed with the Commission on August 28, 2003.

(2)	Filed as an exhibit to pre-effective amendment number 2 to the Registrant’s registration statement on Form N-14 filed with the Commission on October 14, 2003.

(3)	To be filed by amendment.

(4)	Filed herewith.

Item 17. Undertakings.

     (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3)  The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

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SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Shawnee Mission, and the state of Kansas on the 20th day of October, 2003.

Ivy Funds, Inc.

By /s/ Henry J. Herrmann Name: Henry J. Herrmann Title:President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith A. Tucker* Keith A. Tucker	Chairman of the Board	October 20, 2003

/s/ Henry J. Herrmann Henry J. Herrmann	President and Director	October 20, 2003

/s/ Theodore W. Howard Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer	October 20, 2003

/s/ Jarold W. Boettcher* Jarold W. Boettcher	Director	October 20, 2003

/s/ James D. Gressett* James D. Gressett	Director	October 20, 2003

/s/ Joseph Harroz, Jr.* Josept Harroz Jr.	Director	October 20, 2003

/s / Glendon E. Johnson* Glendon E. Johnson	Director	October 20, 2003

/s/ Eleanor B. Schwartz* Eleanor B. Schwartz	Director	October 20, 2003

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/s/ Michael G. Smith* Michael G. Smith	Director	October 20, 2003

/s/ Edward M. Tighe* Edward M. Tighe	Director	October 20, 2003

*By /s/ Kristen A. Richards Kristen A. Richards Attorney-in-Fact

ATTEST:

/s/ Daniel C. Schulte Daniel C. Schulte Assistant Secretary

* Pursuant to powers of attorney filed as Exhibit 16 to the Registrant's registration statement on Form N–14 filed with the Commission on August 28, 2003.

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